UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza

Bloomington, IL 61710-0001

(Address of principal executive offices) (Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg Bell, Boyd & Lloyd LLC Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2004

Date of reporting period: 09/30/2004

Item 1. Schedule of Investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (95.75%)

Aerospace/Defense (1.21%)
Boeing Co.	34,533	$1,782,593
General Dynamics Corp.	8,287	846,103
Lockheed Martin Corp.	18,265	1,018,822
Northrop Grumman Corp.	14,808	789,711
Raytheon Co.	18,718	710,909
Rockwell Collins	7,312	271,568

		5,419,706

Agriculture, Foods, & Beverage (3.77%)
Adolph Coors Co. Class B	1,536	104,325
Anheuser Busch Companies Inc.	32,944	1,645,553
Archer-Daniels-Midland Co.	26,782	454,758
Campbell Soup Co.	16,933	445,169
Coca-Cola Enterprises Inc.	19,365	365,999
ConAgra Inc.	21,768	559,655
General Mills Inc.	15,767	707,938
Hershey Foods Corp.	10,243	478,451
HJ Heinz Co.	14,505	522,470
Kellogg Co.	17,147	731,491
McCormick & Co. Inc.	5,672	194,776
Pepsico Inc.	69,875	3,399,419
Reynolds American Inc.	6,045	411,302
Sara Lee Corp.	32,553	744,162
Sysco Corp.	26,334	787,913
The Coca-Cola Co.	99,940	4,002,597
The Pepsi Bottling Group Inc.	10,615	288,197
WM Wrigley Jr. Co.	9,253	585,807
Yum! Brands Inc.	11,925	484,871

		16,914,853

Airlines (0.10%)
Delta Air Lines Inc. (a)	5,156	16,963
Southwest Airlines Co.	32,555	443,399

		460,362

Automotive (0.99%)
Cooper Tire & Rubber Co.	2,900	58,493
Dana Corp.	6,154	108,864
Delphi Corp.	23,624	219,467
Ford Motor Co.	75,395	1,059,300
General Motors Corp.	23,252	987,745
Genuine Parts Co.	7,191	275,991
Goodyear Tire & Rubber Co. (a)	7,133	76,608
Harley Davidson Inc.	12,157	722,612
ITT Industries Inc.	3,817	305,322
Navistar International Corp. (a)	2,884	107,256
Paccar Inc.	7,089	489,992
Visteon Corp.	5,363	42,850

		4,454,500

	Shares	Value
Common Stocks (Cont.)

Banks (6.61%)
AmSouth Bancorporation	14,517	$354,215
Bank of America Corp.	167,625	7,263,191
Bank of New York Inc.	32,022	934,082
BB&T Corp.	22,754	903,106
Comerica Inc.	6,997	415,272
Fifth Third Bancorp	23,588	1,161,001
Golden West Financial Corp.	6,287	697,543
Huntington Bancshares Inc.	9,647	240,307
JPMorgan Chase & Co.	146,984	5,839,674
M&T Bank Corp.	4,783	457,733
Northern Trust Corp.	9,082	370,546
PNC Bank Corp.	11,618	628,534
SouthTrust Corp.	13,828	576,075
State Street Corp.	13,837	590,978
SunTrust Banks Inc.	14,762	1,039,392
Synovus Financial Corp.	12,923	337,937
US Bancorp	77,350	2,235,415
Washington Mutual Inc.	36,086	1,410,241
Wells Fargo & Co.	69,702	4,156,330

		29,611,572

Building Materials & Construction (0.57%)
American Standard Cos. Inc. (a)	8,863	344,859
Centex Corp.	5,087	256,690
Fluor Corp.	3,352	149,231
KB Home	1,858	156,983
Leggett & Platt Inc.	7,918	222,496
Louisiana-Pacific Corp.	4,497	116,697
Masco Corp.	17,737	612,459
Pulte Corp.	5,227	320,781
Stanley Works	3,329	141,582
Vulcan Materials Co.	4,212	214,601

		2,536,379

Chemicals (1.54%)
Air Products & Chemicals Inc.	9,365	509,269
Ashland Inc.	2,905	162,912
Bemis Co. Inc.	4,277	113,683
Eastman Chemical Co.	3,197	152,017
EI du Pont de Nemours and Co.	41,187	1,762,803
Engelhard Corp.	5,128	145,379
Great Lakes Chemical Corp.	1,993	51,021
Hercules Inc. (a)	4,717	67,217
International Flavors & Fragrances Inc.	3,895	148,789
Pall Corp.	5,336	130,625
PPG Industries Inc.	7,070	433,250
Praxair Inc.	13,389	572,246
Rohm & Haas Co.	9,237	396,914
Sealed Air Corp. (a)	3,479	161,252

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Chemicals (Cont.)
Sigma-Aldrich Corp.	2,853	$165,474
Temple-Inland Inc.	2,285	153,438
The Dow Chemical Co.	38,838	1,754,701

		6,880,990

Commercial Service/Supply (1.78%)
Allied Waste Industries Inc. (a)	13,092	115,864
Anthem Inc. (a)	5,712	498,372
Apollo Group Inc. CL A (a)	7,994	586,520
Ball Corp.	4,652	174,124
Cendant Corp.	43,725	944,460
Cintas Corp.	7,056	296,634
Convergys Corp. (a)	5,926	79,586
Deluxe Corp.	2,059	84,460
Eastman Kodak Co.	11,814	380,647
Ecolab Inc.	10,591	332,981
Equifax Inc.	5,548	146,245
Interpublic Group of Companies Inc. (a)	17,274	182,932
Monster Worldwide Inc. (a)	4,841	119,282
Moody’s Corp.	6,042	442,576
Omnicom Group Inc.	7,659	559,567
Pactiv Corp. (a)	6,125	142,406
Paychex Inc.	15,558	469,074
Pitney Bowes Inc.	9,524	420,008
Robert Half International Inc.	6,958	179,308
RR Donnelley & Sons Co.	8,955	280,471
Ryder System Inc.	2,650	124,656
Snap-On Inc.	2,292	63,168
Waste Management Inc.	23,912	653,754
WW Grainger Inc.	3,748	216,072
Xerox Corp. (a)	34,908	491,505

		7,984,672

Computer Software & Services (7.38%)
Adobe Systems Inc.	9,837	486,636
Applied Materials Inc. (a)	70,280	1,158,917
AutoDesk Inc.	4,683	227,734
Automatic Data Processing Inc.	23,986	991,102
BMC Software Inc. (a)	9,000	142,290
Computer Associates International Inc.	24,089	633,541
Computer Sciences Corp. (a)	7,731	364,130
Compuware Corp. (a)	15,831	81,530
Comverse Technology Inc. (a)	8,075	152,052
Ebay Inc. (a)	27,302	2,510,146
Electronic Arts Inc. (a)	12,469	573,449
Electronic Data Systems Corp.	21,090	408,935
EMC Corp. (a)	98,783	1,139,956
Intel Corp.	264,723	5,310,343

	Shares	Value
Common Stocks (Cont.)

Computer Software & Services (Cont.)
Intuit Inc. (a)	7,896	$358,478
KLA Tencor Corp. (a)	8,101	336,029
Linear Technology Corp.	12,748	461,988
Microsoft Corp.	448,477	12,400,389
Oracle Corp. (a)	212,829	2,400,711
PeopleSoft Inc. (a)	15,042	298,584
Sungard Data Systems (a)	11,958	284,242
Unisys Corp. (a)	13,750	141,900
Veritas Software Corp. (a)	17,792	316,698
Yahoo! Inc. (a)	56,232	1,906,827

		33,086,607

Computers (2.94%)
Apple Computer Inc. (a)	16,118	624,572
Dell Inc. (a)	103,065	3,669,114
Gateway Inc. (a)	14,700	72,765
Hewlett-Packard Co.	124,457	2,333,569
International Business Machines Corp.	69,123	5,926,606
Sun Microsystems Inc. (a)	137,018	553,553

		13,180,179

Consumer & Marketing (4.34%)
Alberto-Culver Co.	3,733	162,311
Altria Group Inc.	84,690	3,983,818
Avery Dennison Corp.	4,554	299,562
Avon Products Inc.	19,434	848,877
Black & Decker Corp.	3,266	252,919
Brown-Forman Corp. Class B	5,100	233,580
Brunswick Corp.	3,909	178,876
Clorox Co.	8,741	465,895
Colgate-Palmolive Co.	21,911	989,939
Danaher Corp.	12,686	650,538
Darden Restaurants Inc.	6,646	154,985
Fortune Brands Inc.	5,881	435,723
Hasbro Inc.	7,113	133,724
Kimberly Clark Corp.	20,343	1,313,954
Mattel Inc.	16,836	305,237
Maytag Corp.	3,066	56,322
Newell Rubbermaid Inc.	11,330	227,053
Starbucks Corp. (a)	16,333	742,498
The Gillette Co.	41,319	1,724,655
The Procter & Gamble Co.	104,900	5,677,188
UST Inc.	6,825	274,775
Wendy’s International Inc.	4,708	158,189
Whirlpool Corp.	2,786	167,411

		19,438,029

Electronic/Electrical Mfg. (4.30%)
Advanced Micro Devices Inc. (a)	14,583	189,579
Agilent Technologies Inc. (a)	20,215	436,037

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Electronic/Electrical Mfg. (Cont.)
Emerson Electric Co.	17,374	$1,075,277
General Electric Co.	435,481	14,623,452
LSI Logic Corp. (a)	15,406	66,400
Micron Technology Inc. (a)	25,163	302,711
Molex Inc.	7,820	233,192
National Semiconductor Corp. (a)	14,788	229,066
PerkinElmer Inc.	5,278	90,887
Rockwell Automation Inc.	7,664	296,597
Texas Instruments Inc.	71,281	1,516,860
Waters Corp. (a)	4,929	217,369

		19,277,427

Financial Services (9.32%)
Affiliated Computer Services (a)	5,249	292,212
AMBAC Financial Group Inc.	4,468	357,217
American Express Co.	52,221	2,687,293
Apartment Investment and Management Co.	3,842	133,625
Bear Stearns Companies Inc.	4,201	404,010
Capital One Financial Corp.	10,017	740,256
Charles Schwab Corp.	56,228	516,735
Citigroup Inc.	213,691	9,428,047
Countrywide Financial Corp.	23,333	919,087
E Trade Group Inc. (a)	15,080	172,214
Equity Office Properties Trust	16,629	453,140
Equity Residential	11,548	357,988
Federal Home Loan Mortgage Corp.	28,349	1,849,489
Federal National Mortgage Association	39,901	2,529,723
Federated Investors Inc. Class B	4,463	126,928
First Data Corp.	35,454	1,542,249
First Horizon National Corp.	5,113	221,700
Franklin Resources Inc.	10,299	574,272
Goldman Sachs Group Inc.	20,084	1,872,632
H&R Block Inc.	6,791	335,611
Janus Capital Group Inc.	9,782	133,133
KeyCorp	16,905	534,198
Lehman Brothers Holdings Inc.	11,145	888,479
Marshall & Ilsley Corp.	9,155	368,946
MBIA Inc.	5,951	346,408
MBNA Corp.	52,614	1,325,873
Mellon Financial Corp.	17,488	484,243
Merrill Lynch & Co. Inc.	38,820	1,930,130
MGIC Investment Corp.	4,072	270,991
Morgan Stanley	45,259	2,231,269
National City Corp.	27,366	1,056,875
North Fork Bancorporation	12,847	571,049
Principal Financial Group	12,803	460,524
ProLogis Trust	7,478	263,525
Providian Financial Corp. (a)	11,953	185,750

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Regions Financial Corp.	19,004	$628,272
Simon Property Group Inc.	8,574	459,824
SLM Corp.	18,080	806,368
Sovereign Bancorp Inc.	14,126	308,229
T Rowe Price Group Inc.	5,224	266,110
Wachovia Corp.	53,900	2,530,605
Zions Bancorporation	3,692	225,360

		41,790,589

Forest Products & Paper (0.56%)
Boise Cascade Corp.	3,620	120,474
Georgia Pacific Corp.	10,769	387,145
International Paper Co.	19,995	807,998
MeadWestvaco Corp.	8,311	265,121
Plum Creek Timber Co., Inc.	7,556	264,687
Weyerhaeuser Co.	9,934	660,412

		2,505,837

Health Care (12.18%)
Abbott Laboratories	64,473	2,731,076
Aetna Inc.	6,376	637,154
Allergan Inc.	5,412	392,641
Amerisourcebergen Corp.	4,630	248,677
Amgen Inc. (a)	52,129	2,954,672
Applera Corp. - Applied Biosystems Group	8,328	157,149
Bausch & Lomb Inc.	2,256	149,911
Baxter International Inc.	25,244	811,847
Becton Dickinson & Co.	10,248	529,822
Biogen Idec Inc. (a)	13,994	856,013
Biomet Inc.	10,483	491,443
Boston Scientific Corp. (a)	34,836	1,384,034
Bristol-Myers Squibb Co.	80,059	1,894,997
Cardinal Health Inc.	17,724	775,780
Caremark Rx Inc. (a)	19,360	620,875
Chiron Corp. (a)	7,788	344,230
CR Bard Inc.	4,302	243,622
Eli Lilly & Co.	46,681	2,803,194
Express Scripts Inc. (a)	3,213	209,937
Forest Laboratories Inc. (a)	15,233	685,180
Genzyme Corp. (a)	9,334	507,863
Gilead Sciences Inc. (a)	17,875	668,168
Guidant Corp.	12,919	853,171
HCA-The Healthcare Co.	20,002	763,076
Health Management Associates Inc.	10,024	204,790
Hospira Inc. (a)	6,438	197,003
Humana Inc. (a)	6,414	128,152
IMS Health Inc.	9,690	231,785
Johnson & Johnson	122,459	6,898,116
King Pharmaceuticals Inc. (a)	9,826	117,322

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Manor Care Inc.	3,563	$106,747
McKesson Corp.	12,066	309,493
Medco Health Solutions Inc. (a)	11,170	345,153
Medimmune Inc. (a)	10,257	243,091
Medtronic Inc.	49,911	2,590,381
Merck & Co. Inc.	91,486	3,019,038
Mylan Laboratories	11,073	199,314
Pfizer Inc.	311,479	9,531,257
Quest Diagnostics Inc.	4,150	366,113
Schering Plough Corp.	60,614	1,155,303
St. Jude Medical Inc. (a)	7,257	546,234
Stryker Corp.	16,482	792,455
Tenet Healthcare Corp. (a)	19,194	207,103
UnitedHealth Group Inc.	27,347	2,016,568
Watson Pharmaceuticals Inc. (a)	4,664	137,401
WellPoint Health Networks Inc. (a)	6,517	684,872
Wyeth	54,907	2,053,522
Zimmer Holdings Inc. (a)	10,160	803,046

		54,598,791

Insurance (4.32%)
Ace Ltd.	11,665	467,300
AFLAC Inc.	20,947	821,332
American International Group Inc.	107,378	7,300,630
Aon Corp.	12,986	373,218
Chubb Corp.	7,936	557,742
Cigna Corp.	5,609	390,555
Cincinnati Financial Corp.	6,936	285,902
Jefferson-Pilot Corp.	5,540	275,116
Lincoln National Corp.	7,349	345,403
Loews Corp.	7,643	447,115
Marsh & McLennan Companies Inc.	21,552	986,220
MetLife Inc.	30,818	1,191,116
Progressive Corp.	8,955	758,936
Prudential Financial Inc.	21,310	1,002,422
Safeco Corp.	5,744	262,214
St. Paul Travelers Co. Inc.	27,472	908,224
The Allstate Corp.	28,514	1,368,387
The Hartford Financial Services Group Inc.	12,028	744,894
Torchmark Corp.	4,590	244,096
UNUMProvident Corp.	12,223	191,779
XL Capital Ltd.	5,691	421,077

		19,343,678

Leisure, Lodging & Gaming (0.59%)
Carnival Corp.	26,054	1,232,094
Harrahs Entertainment Inc.	4,652	246,463
Hilton Hotels Corp.	15,804	297,747
Marriott International Class A	9,526	494,971

	Shares	Value
Common Stocks (Cont.)

Leisure, Lodging & Gaming (Cont.)
Starwood Hotels Resorts	8,530	$395,963

		2,667,238

Machinery & Manufacturing (3.32%)
3M Co.	32,326	2,585,110
Caterpillar Inc.	14,080	1,132,736
Cooper Industries Ltd.	3,979	234,761
Crane Co.	2,340	67,673
Cummins Inc.	1,888	139,504
Deere & Co.	10,254	661,896
Dover Corp.	8,377	325,614
Eaton Corp.	6,206	393,523
Goodrich Corp.	4,854	152,221
Honeywell International Inc.	35,365	1,268,189
Illinois Tool Works Inc.	12,511	1,165,650
Ingersoll-Rand Co.	7,140	485,306
Johnson Controls Inc.	7,830	444,822
Millipore Corp. (a)	2,038	97,518
Monsanto Co.	10,944	398,581
Parker Hannifin Corp.	4,929	290,121
Textron Inc.	5,672	364,539
Thermo Electron Corp. (a)	6,835	184,682
Tyco International Ltd.	82,970	2,543,860
United Technologies Corp.	21,051	1,965,742

		14,902,048

Media & Broadcasting (3.11%)
Clear Channel Communications	24,459	762,387
Comcast Corp. Class A (a)	91,997	2,597,995
Dow Jones & Co. Inc.	3,321	134,866
Gannett Co. Inc.	10,990	920,522
Knight-Ridder Inc.	3,188	208,655
McGraw Hill Companies Inc.	7,847	625,327
Meredith Corp.	2,076	106,665
New York Times Co.	6,130	239,683
The Walt Disney Co.	84,904	1,914,585
Time Warner Inc. (a)	188,796	3,047,167
Tribune Co.	13,017	535,650
Univision Communications Inc. (a)	13,327	421,267
Viacom Inc. Class B	71,661	2,404,943

		13,919,712

Mining & Metals (0.74%)
ALCOA Inc.	35,804	1,202,656
Allegheny Technologies Inc.	4,149	75,719
Freeport-McMoRan Copper & Gold Inc.	7,301	295,691
Newmont Mining Corp. Holding Co.	18,250	830,923
Nucor Corp.	3,255	297,409
Phelps Dodge Corp.	3,854	354,684

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Mining & Metals (Cont.)
United States Steel Corp.	4,676	$175,911
Worthington Industries Inc.	3,468	74,042

		3,307,035

Oil & Gas (7.03%)
Amerada Hess Corp.	3,711	330,279
Anadarko Petroleum Corp.	10,376	688,551
Apache Corp.	13,398	671,374
Baker Hughes Inc.	13,723	599,970
BJ Services Co. (a)	6,633	347,636
Burlington Resources Inc.	16,343	666,794
ChevronTexaco Corp.	87,749	4,706,856
ConocoPhillips	28,454	2,357,414
Devon Energy Corp.	10,030	712,230
El Paso Corp.	26,443	243,011
EOG Resources Inc.	4,805	316,409
Exxon Mobil Corp.	268,335	12,968,631
Haliburton Co.	18,133	610,901
Kerr-McGee Corp.	6,157	352,488
Kinder Morgan Inc.	5,114	321,262
Marathon Oil Corp.	14,231	587,456
Nabors Industries Ltd. (a)	6,125	290,019
Noble Corp. (a)	5,437	244,393
Occidental Petroleum Corp.	16,112	901,144
Rowan Companies Inc. (a)	4,372	115,421
Schlumberger Ltd. ADR	24,415	1,643,374
Sunoco Inc.	3,058	226,231
Transocean Inc. ADR (a)	13,221	473,047
Unocal Corp.	10,860	466,980
Valero Energy Corp.	5,305	425,514
Williams Companies Inc.	21,433	259,339

		31,526,724

Retailers (6.75%)
Albertsons Inc.	15,156	362,683
AutoNation Inc. (a)	11,030	188,392
AutoZone Inc. (a)	3,427	264,736
Bed Bath & Beyond Inc. (a)	12,381	459,459
Best Buy Inc.	13,366	724,972
Big Lots Inc. (a)	4,599	56,246
Circuit City Stores Inc.	8,250	126,555
Coach Inc. (a)	7,748	328,670
Costco Wholesale	19,119	794,586
CVS Corp.	16,575	698,305
Dillard’s Inc. Class A	3,332	65,774
Dollar General Corp.	13,593	273,899
Family Dollar Stores	7,074	191,705
Federated Department Stores Inc.	7,410	336,636
GAP Inc.	37,076	693,321
Home Depot Inc.	90,638	3,553,010

	Shares	Value
Common Stocks (Cont.)

Retailers (Cont.)
JC Penney Inc.	11,998	$423,289
Kohls Corp. (a)	14,046	676,877
Kroger Co. (a)	30,590	474,757
Limited Brands	19,422	432,916
Lowe’s Companies Inc.	32,066	1,742,787
May Department Stores Co.	11,987	307,227
McDonald’s Corp.	51,846	1,453,243
Nordstrom Inc.	5,737	219,383
Office Depot Inc. (a)	12,902	193,917
Radioshack Corp.	6,501	186,189
Safeway Inc. (a)	18,389	355,092
Sears Roebuck & Co.	8,770	349,485
Sherwin Williams Co.	5,790	254,528
Staples Inc.	20,490	611,012
Supervalu Inc.	5,562	153,233
Target Corp.	37,174	1,682,123
Tiffany & Co.	6,037	185,577
TJX Companies Inc.	19,961	439,940
Toys “R” Us Inc. (a)	8,833	156,697
Wal-Mart Stores Inc.	175,014	9,310,745
Walgreen Co.	42,189	1,511,632
Winn Dixie Stores Inc.	5,574	17,224

		30,256,822

Technology (2.25%)
Altera Corp. (a)	15,430	301,965
American Power Conversion Corp.	8,066	140,268
Analog Devices Inc.	15,719	609,583
Applied Micro Circuits Corp. (a)	12,913	40,418
Avaya Inc. (a)	18,991	264,735
Broadcom Corp. (a)	13,433	366,587
Citrix Systems Inc. (a)	7,028	123,131
Fiserv Inc. (a)	8,036	280,135
Fisher Scientific International Inc. (a)	4,695	273,859
International Game Technology	14,075	505,996
Jabil Circuit Inc. (a)	8,279	190,417
Lexmark International Group Inc. (a)	5,353	449,705
Maxim Integrated Products Inc.	13,494	570,661
Mercury Interactive Corp. (a)	3,804	132,683
NCR Corp. (a)	3,806	188,740
Network Appliance Inc. (a)	14,942	343,666
Novell Inc. (a)	15,964	100,733
Novellus Systems Inc. (a)	5,721	152,121
NVIDIA Corp. (a)	6,851	99,476
Parametric Technology Corp. (a)	10,501	55,445
PMC Sierra Inc. (a)	7,050	62,110
Power-One Inc. (a)	3,604	23,354
Q Logic Corp. (a)	3,829	113,377

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Qualcomm Inc.	67,224	$2,624,425
Sabre Holdings Corp.	5,622	137,908
Sanmina Corp. (a)	21,489	151,497
Siebel Systems Inc. (a)	20,726	156,274
Solectron Corp. (a)	39,647	196,253
Symantec Corp. (a)	13,079	717,775
Symbol Technologies Inc.	9,680	122,355
Tektronix Inc.	3,367	111,953
Teradyne Inc. (a)	8,004	107,254
Xilinx Inc	14,301	386,127

		10,100,986

Telecom & Telecom Equipment (5.48%)
ADC Telecommunications Inc. (a)	31,628	57,247
Alltel Corp.	12,694	697,027
Andrew Corp. (a)	6,635	81,212
AT&T Corp.	32,707	468,364
AT&T Wireless Services Inc. (a)	112,305	1,659,868
BellSouth Corp.	75,531	2,048,401
CenturyTel Inc.	5,643	193,216
Ciena Corp. (a)	22,920	45,382
Cisco Systems Inc. (a)	279,019	5,050,244
Citizens Communications Co.	14,006	187,540
Corning Inc. (a)	57,857	641,056
JDS Uniphase Corp. (a)	59,398	200,171
Lucent Technologies Inc. (a)	176,533	559,610
Motorola Inc.	97,679	1,762,129
Nextel Communications Inc. (a)	46,094	1,098,881
Qwest Communications International Inc. (a)	76,201	253,749
SBC Communications Inc.	136,798	3,549,908
Scientific-Atlanta Inc.	6,318	163,763
Sprint FON Group	60,115	1,210,115
Tellabs Inc. (a)	17,606	161,799
Verizon Communications	114,057	4,491,565

		24,581,247

Textiles & Clothing (0.34%)
Jones Apparel	5,202	186,231
Liz Claiborne Inc.	4,330	163,328
Nike Inc.	10,873	856,792
Reebok International Ltd.	2,479	91,029
VF Corp.	4,531	224,058

		1,521,438

Transportation (1.47%)
Burlington Northern Santa Fe Corp.	15,280	585,377
CSX Corp.	8,850	293,820
FedEx Corp.	12,436	1,065,641
Norfolk Southern Corp.	16,156	480,479

	Shares	Value
Common Stocks (Cont.)

Transportation (Cont.)
Union Pacific Corp.	10,675	$625,555
United Parcel Services Inc.	46,407	3,523,220

		6,574,092

Utilities & Energy (2.76%)
Allegheny Energy Inc. (a)	5,116	81,651
Ameren Corp.	7,930	365,969
American Electric Power Co. Inc.	16,300	520,948
Calpine Corp. (a)	19,465	56,449
CenterPoint Energy Inc.	12,682	131,386
Cinergy Corp.	7,416	293,674
CMS Energy Corp. (a)	6,334	60,300
Consolidated Edison Inc.	9,929	417,415
Constellation Energy Group Inc.	7,343	292,545
Dominion Resources Inc.	13,682	892,750
DTE Energy Co.	7,150	301,658
Duke Energy Corp.	38,863	889,574
Dynegy Inc. (a)	16,637	83,019
Edison International	13,428	355,976
Entergy Corp.	9,286	562,824
Exelon Corp.	27,222	998,775
FirstEnergy Corp.	13,589	558,236
FPL Group Inc.	7,614	520,188
KeySpan Corp.	6,604	258,877
Nicor Inc.	1,853	68,005
NiSource Inc.	10,863	228,232
Peoples Energy Corp.	1,545	64,396
PG&E Corp. (a)	16,591	504,366
Pinnacle West Capital Corp.	3,771	156,497
PPL Corp.	7,881	371,826
Progress Energy Inc.	10,160	430,174
Public Service Enterprise Group Inc.	9,750	415,350
Sempra Energy	9,470	342,719
TECO Energy Inc.	8,522	115,303
The AES Corp. (a)	26,270	262,437
The Southern Co.	30,373	910,583
TXU Corp.	12,143	581,893
Xcel Energy Inc.	16,461	285,105

		12,379,100

Total Common Stocks
(cost $466,443,868)		429,220,613

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (4.27%)
U.S. Treasury Bills, (b) 1.335%, 10/07/2004	$18,953,000	$18,948,489
U.S. Treasury Bills, (b) 1.460%, 11/04/2004	186,000	185,736

Total Short-term Investments
(cost $19,134,424)		19,134,225

TOTAL INVESTMENTS (100.02%)
(cost $485,578,292)		448,354,838
LIABILITIES, NET OF OTHER ASSETS (-0.02%)		(68,217)

NET ASSETS (100.00%)		$448,286,621

(a)	Non-income producing security.
(b)	At September 30, 2004, these securities have been pledged to cover, in hole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (98.50%)

Automotive & Transportation (4.25%)
AAR Corp. (a)	7,637	$95,081
Aftermarket Technology Corp. (a)	1,820	22,896
Airtran Holdings Inc. (a)	18,753	186,780
Alaska Air Group Inc. (a)	6,944	172,072
Alexander & Baldwin Inc.	9,597	325,722
Amerco Inc. (a)	1,687	63,971
America West Holdings Corp. (a)	7,407	39,998
Arctic Cat Inc.	3,670	95,236
Arkansas Best Corp.	5,074	185,810
ArvinMeritor Inc.	15,728	294,900
Aviall Inc. (a)	7,334	149,614
Bandag Inc.	2,804	122,815
Coachmen Industries Inc.	3,295	51,995
Collins & Aikman Corp. (a)	10,113	42,272
Commercial Vehicle Group Inc. (a)	374	5,924
Continental Airlines Inc. (a)	15,464	131,753
Cooper Tire & Rubber Co.	14,859	299,706
Covenant Transport Inc. (a)	1,870	36,128
Delta Air Lines Inc. (a)	22,034	72,492
EGL Inc. (a)	8,138	246,256
ExpressJet Holdings Inc. (a)	8,628	86,366
Fleetwood Enterprises Inc. (a)	12,017	182,418
Florida East Coast Industries Inc.	4,782	179,564
FLYi Inc. (a)	9,680	37,849
Forward Air Corp. (a)	5,052	202,181
Frontier Airlines Inc. (a)	7,888	60,580
GATX Corp.	11,052	294,646
Genesee & Wyoming Inc. (a)	4,645	117,611
Goodyear Tire & Rubber Co. (a)	33,779	362,786
Greenbrier Companies Inc.	1,504	36,096
GulfMark Offshore Inc. (a)	2,660	43,438
Hayes Lemmerz International Inc. (a)	7,997	81,249
Heartland Express Inc.	10,063	185,662
Hub Group Inc. (a)	1,639	61,053
Kansas City Southern (a)	13,904	210,924
Keystone Automotive Industries Inc. (a)	3,388	74,536
Kirby Corp. (a)	4,961	199,184
Knight Transportation Inc. (a)	8,241	176,522
Laidlaw International (a)	23,039	378,992
Landstar Systems Inc. (a)	6,769	397,205
Marine Products Corp.	2,400	43,200
Marten Transport Ltd. (a)	1,187	20,737
Mesa Air Group Inc. (a)	6,593	33,624
Modine Manufacturing Co.	5,661	170,453
Monaco Coach Corp.	6,305	136,503
Noble International Ltd.	1,276	23,313
Northwest Airlines Corp. (a)	16,278	133,642
Offshore Logistics Inc. (a)	4,514	155,372
Old Dominion Freight Line Inc. (a)	3,739	107,721

	Shares	Value
Common Stocks (Cont.)

Automotive & Transportation (Cont.)
Overnite Corp.	6,215	$195,337
Overseas Shipholding Group Inc.	5,917	293,720
Pacer International Inc. (a)	5,902	96,793
PAM Transportation Services Inc. (a)	745	14,274
Pinnacle Airlines Corp. (a)	3,559	35,946
Quality Distribution Inc. (a)	2,212	13,515
Quixote Corp.	1,870	36,054
Railamerica Inc. (a)	7,981	88,190
Sauer Danfoss Inc.	2,992	51,103
SCS Transportation Inc. (a)	3,237	61,309
Seabulk International Inc. (a)	1,163	12,037
Skywest Inc.	12,883	193,889
Sports Resorts International Inc. (a)	5,682	20,853
Standard Motor Products Inc.	2,047	30,930
Stoneridge Inc. (a)	3,378	47,630
Strattec Security Corp. (a)	700	43,582
Superior Industries International Inc.	5,126	153,524
Swift Transportation Co Inc. (a)	11,291	189,915
Tenneco Automotive Inc. (a)	9,740	127,594
Tower Automotive Inc. (a)	12,922	27,007
US Xpress Enterprises Inc. (a)	577	10,698
USF Corp.	6,295	225,928
Visteon Corp.	28,727	229,529
Wabash National Corp. (a)	6,263	172,045
Wabtec Corp.	8,128	151,912
Werner Enterprises Inc.	10,641	205,478
Winnebago Industries Inc.	5,761	199,561

		9,763,201

Consumer Discretionary (18.33%)
1-800 Contacts Inc. (a)	1,401	21,309
1-800-Flowers.com Inc. (a)	4,082	33,881
24/7 Real Media Inc. (a)	10,359	39,675
4 Kids Entertainment Inc. (a)	3,290	66,458
99 Cents Only Stores (a)	11,309	160,927
Aaron Rents Inc.	8,478	184,481
ABM Industries Inc.	8,679	174,882
AC Moore Arts & Crafts Inc. (a)	3,021	74,709
Action Performance Companies Inc.	3,687	37,349
Administaff Inc. (a)	4,958	58,009
Advanced Marketing Services Inc.	3,527	38,056
Advisory Board Co. (a)	4,133	138,869
Advo Inc.	6,733	208,319
Aeropostale Inc. (a)	12,450	326,190
Alderwoods Group Inc. (a)	8,600	84,538
Alliance Gaming Corp. (a)	11,413	171,880
Alloy Inc. (a)	8,117	30,763
Ambassadors Group Inc.	1,218	32,886
AMC Entertainment Inc. (a)	8,199	156,929
America’s Car-Mart Inc. (a)	1,131	38,171

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
American Greetings Corp. (a)	14,085	$353,815
American Woodwork Corp.	2,358	87,305
Ameristar Casinos Inc.	2,487	75,232
AMN Healthcare Services Inc. (a)	3,570	42,662
Angelica Corp.	2,200	54,736
Applica Inc. (a)	4,804	19,408
aQuantive Inc. (a)	9,734	93,933
Arbitron Inc. (a)	7,160	262,128
Argosy Gaming Co. (a)	5,785	226,772
Asbury Automotive Group (a)	3,119	42,107
Atari Inc. (a)	2,600	4,082
Autobytel.com inc. (a)	8,810	79,026
Aztar Corp. (a)	7,665	203,122
Banta Corp.	5,654	224,746
Bassett Furniture Industries Inc.	2,150	40,592
Beasley Broadcast Group Inc. (a)	1,800	28,260
bebe stores Inc.	2,085	44,035
Big 5 Sporting Goods Corp. (a)	4,749	108,277
BJ’s Restaurant Inc. (a)	2,400	38,088
Blair Corp.	1,700	47,906
Blue Nile Inc. (a)	657	22,128
Blyth Inc. (a)	6,832	211,109
Bob Evans Farms Inc.	7,814	212,228
Boca Resorts Inc. (a)	5,450	101,207
Bombay Co. Inc. (a)	7,000	51,310
Bon-Ton Stores Inc.	613	7,472
Bowne & Co. Inc.	8,388	108,960
Boyd Gaming Corp.	10,174	286,398
Bright Horizon Family Solutions Inc. (a)	2,834	153,858
Brightpoint Inc.	4,035	69,402
Brookstone Inc. (a)	4,150	78,394
Brown Shoe Co. Inc.	4,259	106,731
Buckle Inc.	1,875	51,506
Buffalo Wild Wings Inc. (a)	1,422	39,873
Burlington Coat Factory Warehouse Corp.	3,910	83,009
Cache Inc. (a)	1,346	20,190
California Pizza Kitchen Inc. (a)	4,158	90,852
Callaway Golf Co.	14,933	157,842
Carmike Cinemas Inc.	1,856	65,350
Carter’s Inc. (a)	1,470	40,704
Casella Waste Systems Inc. (a)	4,100	48,544
Casual Male Retail Group Inc. (a)	6,376	33,410
Catalina Marketing Corp.	11,890	274,421
Cato Corp.	4,041	89,912
CBRL Group Inc.	11,008	397,169
CDI Corp.	2,940	60,270
CEC Entertainment Inc. (a)	8,436	310,023

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Central European Distribution Corp. (a)	2,692	$60,139
Central Garden & Pet Co. (a)	3,820	116,968
Central Parking Corp.	5,770	76,279
Century Business Services Inc. (a)	9,704	43,571
Charles River Associates Inc. (a)	2,301	88,105
Charlotte Russe Holding Inc. (a)	2,549	29,263
Charming Shoppes Inc. (a)	25,532	181,788
Charter Communications Inc. (a)	59,769	158,986
Chattem Inc. (a)	3,652	117,777
Chemed Corp.	2,959	164,935
Cherokee Inc.	1,000	23,860
Children’s Place Retail Stores Inc. (a)	3,670	87,750
Christopher & Banks Corp.	8,127	130,113
Churchill Downs Inc.	1,791	70,118
CKE Restaurants Inc. (a)	11,315	125,031
Clark Inc. (a)	4,368	59,143
CMGI Inc. (a)	84,925	102,759
CNET Networks Inc. (a)	28,300	258,945
Coinstar Inc. (a)	5,005	116,616
Coldwater Creek Inc. (a)	5,019	104,747
Cole National Corp. (a)	3,181	88,146
Conn’s Inc. (a)	685	9,576
Consolidated Graphics Inc. (a)	3,011	126,161
Cornell Co. Inc. (a)	2,800	34,720
Corrections Corporation of America (a)	8,260	292,074
Cosi Inc. (a)	3,810	20,384
Cost Plus Inc. (a)	5,062	179,094
CoStar Group Inc. (a)	3,674	180,724
Courier Corp.	1,200	50,016
Cross Country Healthcare Inc. (a)	5,825	90,288
Crown Media Holdings Inc. (a)	5,600	46,760
CSK Auto Corp. (a)	10,324	137,516
CSS Industries Inc.	1,782	55,135
Cumulus Media Inc. (a)	11,129	160,146
Dave & Buster’s Inc. (a)	2,771	52,594
Deb Shops Inc.	1,160	28,304
Deckers Outdoor Corp. (a)	1,952	66,368
Del Laboratories Inc. (a)	1,281	42,273
Department 56 Inc. (a)	2,978	48,541
Design Within Reach Inc. (a)	278	4,779
DHB Industries Inc. (a)	4,422	62,792
DiamondCluster International Inc. (a)	5,005	61,061
Dick’s Sporting Goods Inc. (a)	6,840	243,641
Digital Theater Systems Inc. (a)	3,409	62,214
Dollar Thrifty Automotive Group Inc. (a)	5,715	139,046

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Domino’s Pizza Inc. (a)	3,265	$47,996
DoubleClick Inc. (a)	26,834	158,589
Dover Downs Gaming & Entertainment Inc.	2,894	29,779
Dover Motorsports Inc.	5,438	23,329
Dress Barn Inc. (a)	5,368	93,672
Drugstore.com Inc. (a)	7,476	25,568
Earthlink Inc. (a)	30,740	316,622
Electronics Boutique Holdings Corp. (a)	3,326	113,417
Elizabeth Arden Inc. (a)	4,858	102,309
Emmis Communications Corp. (a)	11,127	200,954
Empire Resorts Inc. (a)	4,290	32,175
Ennis Inc.	3,500	74,970
Entravision Communications Corp. (a)	10,326	78,581
Escalade Inc. (a)	1,256	17,446
Ethan Allen Interiors Inc.	7,454	259,026
Exponent Inc. (a)	877	24,161
FindWhat.com (a)	5,811	108,840
Finish Line Inc.	4,367	135,028
First Advantage Corp. (a)	619	9,941
Fisher Communications Inc. (a)	1,113	53,424
Forrester Research Inc. (a)	3,838	58,491
Fred’s Inc.	8,683	155,947
FTI Consulting Inc. (a)	10,070	190,323
Furniture Brands International Inc.	11,559	289,900
G&K Services Inc.	4,109	163,292
Gamestop Corp. Class A (a)	4,958	91,773
Gander Mountain Co. (a)	1,326	26,540
Gaylord Entertainment Co. (a)	7,094	219,914
Genesco Inc. (a)	5,282	124,391
Geo Group Inc. (a)	2,594	53,047
Gevity HR Inc.	5,450	83,821
Goody’s Family Clothing Inc.	4,296	36,172
Gray Television Inc.	9,926	118,119
Grey Global Group Inc.	158	157,210
Group 1 Automotive Inc. (a)	4,491	122,514
GSI Commerce Inc. (a)	3,643	32,095
Guess ? Inc. (a)	3,461	61,640
Guitar Center Inc. (a)	5,525	239,232
Gymboree Corp. (a)	6,453	92,923
Hancock Fabrics Inc.	3,765	45,105
Handleman Co.	5,895	120,612
Harris Interactive Inc. (a)	9,415	62,045
Hartmarx Corp. (a)	2,635	19,552
Haverty Furniture Companies Inc.	4,011	70,353
Heidrick & Struggles International Inc. (a)	5,026	144,849
Hibbett Sporting Goods Inc. (a)	5,166	105,851

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Hollinger International Inc.	13,029	$225,271
Hollywood Entertainment Corp. (a)	12,237	120,779
Hooker Furniture Corp.	2,811	77,668
Hot Topic Inc. (a)	10,704	182,396
Hudson Highland Group Inc. (a)	2,495	72,829
IHOP Corp.	4,761	181,918
Information Holdings Inc. (a)	3,698	100,697
Infospace Inc. (a)	7,315	346,658
InfoUSA Inc. (a)	6,127	54,592
Insight Communications Company Inc. (a)	11,075	97,460
Insight Enterprises Inc. (a)	10,736	180,794
Insurance Auto Auctions Inc. (a)	2,150	36,873
Inter Parfums Inc.	958	13,077
Internap Network Services Corp. (a)	62,317	41,752
iPass Inc. (a)	9,628	57,672
Isle of Capri Casinos Inc. (a)	4,550	88,134
iVillage Inc. (a)	6,234	37,404
J Jill Group Inc. (a)	4,070	80,790
Jack in the Box Inc. (a)	8,099	256,981
Jackson Hewitt Tax Service (a)	7,315	147,982
Jakks Pacific Inc. (a)	5,548	127,604
Jarden Corp. (a)	6,197	226,129
Jo-Ann Stores Inc. (a)	4,276	119,899
John H Harland Co.	6,524	204,527
Joseph A. Bank Clothiers Inc. (a)	2,196	60,785
Journal Communications Inc-A	4,206	73,773
Journal Register Co. (a)	9,571	180,892
K-Swiss Inc.	5,800	111,650
K2 Inc. (a)	8,699	124,483
Kellwood Co.	6,025	219,611
Kelly Services Inc.	3,924	104,810
Kenneth Cole Productions Inc.	1,978	55,661
kforce Inc. (a)	3,010	25,224
Kimball International Inc.	7,187	99,756
Kirkland’s Inc. (a)	2,668	25,079
Korn/Ferry International Inc (a)	8,758	159,658
Krispy Kreme Doughnuts Inc. (a)	12,179	154,186
La Quinta Corp (a)	41,689	325,174
La-Z-Boy Inc.	11,671	177,166
Labor Ready Inc. (a)	9,175	128,633
Lakes Entertainment Inc (a)	2,118	22,197
Landry’s Restaurants Inc.	5,284	144,200
Leapfrog Enterprises Inc. (a)	6,070	122,917
Learning Tree International (a)	3,423	48,264
LECG Corp. (a)	2,005	33,905
Libbey Inc.	3,267	61,093
Liberty Corp.	3,522	139,964
Life Time Fitness Inc. (a)	1,917	49,190
Lifeline Systems Inc. (a)	1,800	43,956

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Lifetime Hoan Corp.	1,321	$19,617
LIN TV Corp. (a)	6,374	124,166
Linens ‘N Things Inc. (a)	10,204	236,427
Lithia Motors Inc.	3,305	70,264
LKQ Corp. (a)	3,117	56,948
Lodgenet Entertainment Corp. (a)	2,732	36,062
Lone Star Steakhouse Saloon Inc.	3,582	92,523
LookSmart Ltd. (a)	14,600	21,462
Magna Entertainment (a)	9,510	51,830
Mannatech Inc. (a)	2,497	35,008
Manning (Greg) Auctions Inc. (a)	1,581	17,691
Marchex Inc. (a)	240	2,990
Marcus Corp.	4,820	93,845
MarineMax Inc. (a)	2,705	60,917
MarketWatch Inc. (a)	2,016	25,180
Martha Stewart Living Omnimedia Inc. (a)	2,739	43,002
Matthews International Corp.	7,145	242,073
Maximus Inc. (a)	4,212	121,348
Mediacom Communications Corp. (a)	13,610	88,873
Medical Staffing Network Holdings Inc. (a)	3,123	19,175
MemberWorks Inc. (a)	2,069	54,291
Men’s Wearhouse Inc. (a)	7,011	203,670
Midas Inc. (a)	3,843	62,257
Midway Games Inc. (a)	10,219	101,372
Monro Muffler Brake Inc. (a)	1,800	39,330
Movado Group Inc.	4,600	78,200
Movie Gallery Inc.	5,712	100,131
MPS Group Inc. (a)	23,326	196,172
MTR Gaming Group Inc. (a)	4,420	41,194
Multimedia Games Inc. (a)	4,908	76,074
National Presto Industries Inc.	1,399	58,506
Nautilus Group Inc.	6,852	154,787
Navarre Corp. (a)	4,722	68,422
Navigant Consulting Inc. (a)	10,187	223,707
Navigant International Inc. (a)	2,941	48,027
Neoforma Inc. (a)	2,924	27,222
Netratings Inc. (a)	2,858	50,958
Nevada Gold & Casinos Inc (a)	1,793	21,552
Nexstar Broadcasting Group Inc (a)	1,602	13,649
NIC Inc. (a)	5,503	29,496
Nu Skin Enterprises Inc.	11,660	274,127
O’Charley’s Inc. (a)	5,111	83,309
Oakley Inc.	6,009	71,507
Orbitz Inc. (a)	2,916	79,315
Oshkosh B’Gosh Inc.	2,118	42,784
Overstock.com Inc. (a)	2,584	94,910
Oxford Industries Inc.	3,191	118,865

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Panera Bread Co. (a)	6,439	$241,720
Pantry Inc. (a)	2,433	61,239
Papa Johns International Inc. (a)	3,165	97,102
Party City Corp. (a)	2,331	34,429
Paxson Communications Corp. (a)	7,201	9,721
Payless Shoesource Inc. (a)	15,099	152,953
PC Connection Inc. (a)	1,982	13,616
PC Mall Inc. (a)	1,695	25,917
PDI Inc. (a)	2,103	56,760
Pegasus Solutions Inc. (a)	6,694	79,792
Penn National Gaming Inc. (a)	7,104	287,002
Pep Boys-Manny Moe & Jack	12,812	179,368
Perry Ellis International Inc. (a)	1,187	26,696
PetMed Express Inc. (a)	2,077	9,866
PF Chang’s China Bistro Inc. (a)	5,793	280,903
Phillips-Van Heusen Corp.	6,004	133,769
Pinnacle Entertainment Inc. (a)	8,160	112,608
PLATO Learning Inc. (a)	2,655	23,470
Playboy Enterprises Inc. (a)	3,916	39,317
Playtex Products Inc. (a)	5,848	36,842
Pre-Paid Legal Services Inc. (a)	3,836	98,508
Priceline.Com Inc. (a)	5,383	119,341
Prime Hospitality Corp. (a)	9,194	111,891
Primedia Inc. (a)	29,655	69,689
Princeton Review Inc. (a)	3,400	25,500
Proquest Co. (a)	5,643	145,025
Pulitzer Inc.	2,021	99,837
Quiksilver Inc. (a)	12,609	320,521
Rare Hospitality International Inc. (a)	7,542	200,994
RC2 Corp. (a)	3,719	122,355
Reader’s Digest Association Inc.	21,972	320,571
Red Robin Gourmet Burgers Inc. (a)	2,847	124,328
Regent Communications Inc. (a)	5,440	30,790
Renaissance Learning Inc.	2,538	54,998
Rent-Way Inc. (a)	5,418	37,113
Resources Connection Inc. (a)	5,308	200,536
Restoration Hardware Inc. (a)	5,593	28,972
Retail Ventures Inc. (a)	2,490	18,775
Revlon Inc. (a)	29,760	74,995
RH Donnelley Corp. (a)	5,213	257,314
Rollins Inc.	4,653	113,021
Rush Enterprises Inc. (a)	236	2,759
Russ Berrie & Co. Inc.	2,193	44,189
Russell Corp.	6,605	111,228
Ryan’s Restaurant Group Inc. (a)	9,287	137,819
Saga Communications Inc. (a)	3,450	58,478
Salem Communications Corp. (a)	2,500	63,300
Schawk Inc.	273	3,967
Scholastic Corp. (a)	6,699	206,932
School Speciality Inc. (a)	4,575	180,301

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Scientific Games Corp. (a)	16,978	$324,280
SCP Pool Corp.	12,036	321,843
Select Comfort Corp. (a)	8,431	153,444
Sharper Image Corp. (a)	2,414	51,780
Shoe Carnival Inc. (a)	2,178	25,679
ShopKo Stores Inc. (a)	6,779	118,022
Shuffle Master Inc. (a)	5,148	192,844
Sinclair Broadcast Group Inc.	8,907	65,021
Sitel Corp. (a)	7,813	16,876
Six Flags Inc. (a)	21,290	115,818
Skechers USA Inc. (a)	4,990	72,455
Sohu.com Inc. (a)	5,148	85,611
Sonic Automotive Inc.	6,532	130,967
Sonic Corp. (a)	13,174	337,650
Sotheby’s Holdings Inc. (a)	11,449	179,978
Source Interlink Co. Inc. (a)	3,825	37,179
Sourcecorp (a)	3,273	72,464
Spanish Broadcasting System Inc. (a)	7,500	73,800
Speedway Motorsports Inc.	3,556	118,521
Spherion Corp. (a)	13,991	109,410
Sports Authority Inc. (a)	4,777	110,826
Stage Stores Inc. (a)	4,162	142,424
Stamps.com Inc.	4,450	59,185
Stanley Furniture Inc.	1,180	51,920
Startek Inc.	2,775	87,024
Steak N Shake (a)	5,417	92,522
Stein Mart Inc. (a)	5,275	80,286
Steinway Musical Instruments Inc. (a)	1,659	45,125
Steven Madden Ltd. (a)	2,300	40,595
Stewart Enterprises Inc. (a)	23,831	165,625
Strayer Education Inc.	3,191	366,997
Stride Rite Corp.	8,174	83,784
Sturm Ruger & Co. Inc.	4,336	39,067
Systemax Inc. (a)	654	3,702
Take-Two Interactive Software Inc.	10,080	331,128
TBC Corp. (a)	4,208	94,007
TeleTech Holdings Inc. (a)	8,630	81,467
Tempur Pedic International (a)	2,821	42,287
Thomas Nelson Inc.	2,496	48,797
Thor Industries Inc.	8,139	215,439
THQ Inc.	8,447	164,379
TiVo Inc. (a)	9,653	63,903
Too Inc. (a)	7,999	144,542
Topps Co. Inc.	7,818	76,460
Toro Co.	5,098	348,193
Tractor Supply Co. (a)	7,061	221,998
Trans World Entertainment Corp. (a)	5,179	50,599
Travelzoo Inc. (a)	667	34,684
Triarc Companies Inc. Class B	7,712	88,457

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Tuesday Morning Corp. (a)	5,835	$180,418
Tupperware Corp.	11,578	196,594
Unifirst Corp.	2,559	73,187
United Auto Group Inc.	4,483	112,478
United Natural Foods Inc. (a)	9,014	239,772
United Online Inc. (a)	12,946	124,541
United Stationers Inc. (a)	7,669	332,835
Universal Electronics Inc. (a)	2,900	48,662
Universal Technical Institute, Inc. (a)	3,221	97,210
USANA Health Sciences Inc. (a)	2,130	74,124
Vail Resorts Inc. (a)	4,880	88,182
Valassis Communications Inc. (a)	11,913	352,387
Value Line Inc.	444	16,428
ValueClick Inc. (a)	17,548	165,653
ValueVision Media Inc. Class A (a)	4,832	64,700
Ventiv Health Inc. (a)	3,909	66,258
Volt Information Sciences Inc. (a)	2,248	64,675
Warnaco Group Inc. (a)	10,188	226,479
Waste Connections Inc. (a)	10,430	330,422
Water Pik Technology (a)	1,858	27,684
Watson Wyatt & Co. Holdings	7,380	194,094
WD-40 Co.	3,710	106,106
Wesco International Inc. (a)	4,361	105,754
West Marine Inc. (a)	2,913	62,280
Wireless Facilities Inc. (a)	10,292	71,735
WMS Industries Inc. (a)	4,899	125,855
Wolverine World Wide Inc.	9,077	228,740
World Fuel Services Corp.	2,999	107,364
World Wrestling Entertainment	3,627	44,322
Yankee Candle Co. (a)	11,215	324,786
Young Broadcasting Inc. (a)	3,737	40,621
Zale Corp. (a)	11,772	330,793

		42,054,257

Consumer Staples (1.62%)
American Italian Pasta Co.	3,599	94,114
Arden Group Inc. Class A	29	2,465
Boston Beer Co. Inc. (a)	1,700	42,840
Cal-Maine Foods Inc.	2,826	31,001
Casey’s General Stores Inc.	11,095	206,256
Chiquita Brands International Inc. (a)	9,347	162,731
Coca-Cola Bottling Co Consolidated	367	19,825
Corn Products International Inc.	7,735	356,583
Dimon Inc.	9,957	58,647
Farmer Brothers Co.	2,000	53,460
Flowers Foods Inc.	7,885	203,827
Great Atlantic & Pacific Tea Co. Inc. (a)	4,500	27,450
Hain Celestial Group Inc. (a)	5,771	102,031
Hansen Natural Corp. (a)	2,113	50,966

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Staples (Cont.)
Ingles Markets Inc.	2,553	$30,789
J&J Snack Foods Corp. (a)	1,290	55,315
John B. Sanfilippo & Son Inc. (a)	1,214	31,807
Lance Inc.	5,111	82,543
Longs Drug Stores Corp.	6,977	168,843
M & F Worldwide Corp. (a)	2,173	28,271
Maui Land & Pineapple Co. (a)	381	12,059
Nash Finch Co.	2,946	92,652
Omega Protein Corp. (a)	272	2,094
Pathmark Stores Inc. (a)	7,160	34,726
Peet’s Coffee & Tea Inc. (a)	2,997	70,100
Performance Food Group Co. (a)	10,517	249,253
Provide Commerce Inc. (a)	1,067	22,290
Ralcorp Holdings Inc. (a)	6,671	240,823
Robert Mondavi Corp. (a)	1,925	75,402
Ruddick Corp.	7,500	147,300
Sanderson Farms Inc.	2,253	75,363
Seaboard Corp.	46	26,954
Sensient Technology Corp.	10,384	224,710
Smart & Final Inc. (a)	3,327	55,761
Standard Commercial Corp.	2,699	42,509
Universal Corp.	5,580	249,091
Vector Group Ltd.	6,267	94,193
Weis Markets Inc.	2,964	100,420
Wild Oats Markets Inc. (a)	6,559	56,670
Winn-Dixie Stores Inc.	14,605	45,129

		3,727,263

Durable Products (8.12%)
Actuant Corp. (a)	5,262	216,847
ADE Corp. (a)	1,887	32,145
Advanced Energy Industries Inc. (a)	4,884	45,372
American Superconductor Corp. (a)	5,373	66,733
AO Smith Corp.	4,025	98,009
Applied Films Corp. (a)	3,389	61,036
Applied Industrial Technologies Inc.	4,524	161,688
Applied Signal Technology Inc.	2,311	73,929
Arris Group Inc. (a)	18,945	98,893
Artesyn Technologies Inc. (a)	7,908	78,922
Astec Industries Inc. (a)	2,993	57,226
ASV Inc. (a)	1,667	62,396
Asyst Technologies Corp. (a)	11,241	57,442
ATMI Inc. (a)	7,024	143,852
Audiovox Corp. (a)	4,114	69,280
August Technology Corp. (a)	3,418	23,482
Axcelis Technologies Inc. (a)	22,063	182,682
Baldor Electric Co.	6,972	164,958
BE Aerospace Inc. (a)	8,311	75,630
Beazer Homes USA Inc.	2,914	311,477
Belden CDT Inc. (a)	10,389	226,480

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Blount International Inc. (a)	787	$10,310
Brady Corp.	4,145	202,152
Brooks Automation Inc. (a)	10,399	147,146
Bucyrus International Inc. Cl A (a)	1,025	34,440
C&D Technologies Inc.	5,406	102,822
C-COR Inc. (a)	9,041	76,396
Cascade Corp.	2,454	68,123
Champion Enterprises Inc. (a)	15,801	162,592
Cognex Corp.	9,074	237,739
Cohu Inc.	5,526	81,674
CompX International Inc. (a)	800	12,800
Credence Systems Corp. (a)	21,359	153,785
CTS Corp.	8,673	109,280
Cuno Inc. (a)	3,759	217,082
Curtiss-Wright Corp.	4,658	266,577
Cymer Inc. (a)	8,461	242,492
Darling International Inc. (a)	13,321	57,414
DDi Corp. (a)	4,851	24,595
Dionex Corp. (a)	4,293	234,827
Dominion Homes Inc. (a)	721	17,174
Ducommun Inc. (a)	2,743	61,306
Dupont Photomasks Inc. (a)	3,466	59,061
Duratek Inc. (a)	1,736	30,883
Electro Scientific Industries Inc. (a)	7,222	125,302
Engineered Support Systems Inc.	4,943	225,599
EnPro Industries Inc. (a)	5,241	126,518
Entegris Inc. (a)	12,124	101,114
ESCO Technologies Inc. (a)	3,124	211,682
Esterline Technologies Corp. (a)	5,233	160,077
Faro Technologies Inc. (a)	2,507	50,992
Federal Signal Corp.	10,679	198,416
FEI Co. (a)	6,591	130,238
Flanders Corp. (a)	1,978	16,991
Flowserve Corp. (a)	12,285	297,051
Franklin Electric Co. Inc.	3,704	146,678
FSI International Inc. (a)	6,145	25,686
Gardner Denver Inc. (a)	4,506	124,230
Gencorp International Inc.	7,589	102,831
General Binding Corp. (a)	1,300	18,252
General Cable Corp. (a)	8,740	92,994
Genlyte Group Inc. (a)	2,527	162,714
Global Imaging Systems Inc. (a)	5,211	161,958
Global Power Equipment Group (a)	6,543	48,484
Gormann-Rupp Co.	1,987	40,455
Headwaters Inc. (a)	7,786	240,276
Heico Corp.	4,283	75,723
Helix Technology Corp.	6,712	91,250
IDEX Corp.	11,129	377,941
Imagistics International Inc. (a)	3,951	132,754
INTAC International (a)	4,043	32,465

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
InterDigital Communications Corp. (a)	12,642	$206,317
Interface Inc. (a)	9,451	75,797
Intevac Inc. (a)	3,546	22,269
Ionics Inc. (a)	5,212	140,724
Itron Inc. (a)	5,749	100,320
JLG Industries Inc.	10,103	169,730
Joy Global Inc.	11,284	387,944
Kadant Inc. (a)	3,068	56,328
Kaman Corp.	4,732	56,500
Keithley Instruments Inc.	3,536	61,703
Kennametal Inc.	8,060	363,909
Kulicke & Soffa Industries Inc. (a)	11,745	66,359
Levitt Corp-Class A	3,711	87,060
Lincoln Electric Holdings Inc.	7,460	233,946
Lindsay Manufacturing Co.	3,428	91,973
Littelfuse Inc. (a)	4,897	169,093
LTX Corp. (a)	13,895	75,172
Magnetek Inc. (a)	3,826	28,580
Manitowoc Inc.	5,929	210,242
MasTec Inc. (a)	5,069	26,612
Mattson Technology Inc. (a)	8,475	65,173
Measurement Specialties Inc. (a)	2,636	65,505
Meritage Homes Corp. (a)	2,386	187,540
Metrologic Instruments Inc. (a)	2,210	35,028
MI Homes Inc.	2,723	115,564
Middlleby Corp. (a)	940	49,491
Milacron Inc. (a)	7,305	22,792
Mine Safety Appliances Co.	4,833	196,800
MKS Instruments Inc. (a)	7,565	115,896
Mobile Mini Inc. (a)	3,310	82,088
Moog Inc. (a)	5,776	209,669
MTC Technologies Inc. (a)	1,462	40,395
Mykrolis Corp. (a)	9,023	90,862
Nacco Industries Inc.	1,195	102,949
Nordson Corp.	5,888	202,135
Orbital Sciences Corp. (a)	10,869	124,124
Orleans Homebuilders Inc. (a)	448	10,089
Palm Harbor Homes Inc. (a)	3,896	65,648
Paxar Corp. (a)	7,515	170,440
Photon Dynamics Inc. (a)	3,800	77,140
Photronics Inc. (a)	7,506	124,750
Powell Industries Inc. (a)	1,390	23,422
Power-One Inc. (a)	14,905	96,584
Powerwave Technologies Inc. (a)	22,672	139,660
Presstek Inc. (a)	6,899	66,713
Rae Systems Inc. (a)	6,816	38,033
Rayovac Corp. (a)	7,860	207,111
Regal-Beloit Corp.	5,470	132,319
Robbins & Myers Inc.	2,784	61,248

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Rofin-Sinar Technologies Inc. (a)	3,409	$100,156
Rudolph Technologies Inc. (a)	3,333	55,794
SBA Communications Corp. (a)	11,575	81,025
Semitool Inc. (a)	3,500	26,565
Sequa Corp. (a)	1,297	67,716
Skyline Corp.	1,829	73,251
Sonic Solutions (a)	4,109	67,059
Spatialight Inc. (a)	8,992	53,053
Spectralink Corp.	4,600	43,700
Standex International Corp.	2,910	71,295
Stewart & Stevenson Services Inc.	6,860	121,216
Symmetricom Inc. (a)	9,478	89,662
Taser International Inc. (a)	5,387	202,282
Technical Olympic USA, Inc.	1,425	40,242
Technitrol Inc. (a)	8,954	174,603
Tecumseh Products Co.	3,622	151,653
Teledyne Technologies Inc. (a)	7,209	180,513
Tennant Co.	2,146	86,977
Terayon Communication Systems (a)	15,005	31,811
Terex Corp. (a)	11,096	481,566
Thomas & Betts Corp.	13,295	356,572
Thomas Industries Inc.	3,212	100,857
TRC Companies Inc. (a)	2,701	50,698
Trinity Industries Inc.	8,138	253,661
Triumph Group Inc. (a)	3,568	120,705
Ultratech Inc. (a)	4,871	76,329
United Industrial Corp.	2,690	88,474
Unova Inc. (a)	10,973	154,171
Varian Semiconductor Equipment Associates Inc. (a)	8,376	258,818
Veeco Instruments Inc. (a)	6,137	128,693
Vicor Corp.	4,537	45,869
Viisage Technology Inc. (a)	5,565	31,999
Walter Industries Inc.	6,805	109,016
Watts Water Technologies Inc.	5,031	135,082
WCI Communities (a)	7,802	181,787
William Lyon Homes Inc. (a)	990	88,011
Woodhead Industries Inc.	2,200	30,360
Woodward Governor Co.	2,012	135,790
X-Rite Inc.	4,133	60,218
Zygo Corp. (a)	4,067	41,199

		18,636,014

Financial Services (22.92%)
1st Source Corp.	3,794	97,278
21st Century Insurance Group	4,401	58,753
ABC Bancorp	2,300	46,391
Acadia Realty Trust	4,222	62,275
Accredited Home Lenders Holding Co. (a)	3,761	144,874

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Ace Cash Express Inc. (a)	2,011	$52,366
Advanta Corp.	4,700	113,693
Advent Software Inc. (a)	7,577	127,521
Affiliated Managers Group Inc. (a)	5,255	281,353
Affordable Residential Community	5,405	78,913
Alabama National Bancorporation	2,829	169,372
Alexander’s Inc. (a)	600	119,460
Alexandria Real Estate Equities Inc.	4,405	289,497
Alfa Corp.	11,064	154,453
Amcore Financial Inc.	5,869	166,562
American Campus Communities (a)	3,799	70,509
American Equity Invesment Life Holdings (a)	3,671	34,838
American Financial Realty Trust	24,336	343,381
American Home Mortgage Investment Corp.	7,885	220,386
American Physicians Capital Inc. (a)	3,050	93,391
AmericanWest Bancorp (a)	962	18,143
AmerUs Group Co.	8,190	335,790
Amlei Residential Properties Trust	5,873	179,420
Anchor Bancorp of Wisconsin Inc.	4,474	115,877
Anthracite Capital Inc.	10,555	117,372
Anworth Mortgage Asset Corp.	8,846	100,667
Apollo Investment Corp.	13,761	194,718
Arbor Realty Trust Inc.	1,038	23,044
Archipelago Holdings Inc. (a)	1,798	26,251
Argonaut Group Inc. (a)	5,233	97,700
Arrow Financial Corp.	2,387	71,658
Ashford Hospitality Trust Inc	3,059	28,755
Asset Acceptance Capital Corp (a)	1,014	17,208
Asta Funding Inc.	1,549	25,078
Avatar Holdings Inc. (a)	1,175	49,879
Baldwin & Lyons Inc.	2,266	57,194
BancFirst Corp.	827	53,027
BancorpSouth Inc.	17,137	393,980
BancTrust Financial Group Inc.	4,103	77,136
Bank Mutual Corp.	17,486	209,832
Bank of Granite Corp.	2,926	56,794
Bank of the Ozarks Inc.	1,670	49,649
BankAtlantic Bancorp Inc.	10,217	187,175
BankUnited Financial Corp. (a)	6,881	200,581
Banner Corp.	2,260	66,444
Bedford Property Investors Inc.	3,946	119,722
Berkshire Hills Bancorp Inc.	2,118	78,260
Beverly Hills Bancorp Inc.	1,767	18,465
BFC Financial Corporation (a)	288	3,168
BioMed Realty Trust Inc. (a)	4,951	87,088
BISYS Group Inc. (a)	27,063	395,390
BKF Capital Group Inc.	1,915	56,110

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Boston Private Financial Holdings Inc.	6,124	$152,855
Brandywine Realty Trust	9,081	258,627
Bristol West Holdings Inc.	3,052	52,311
Brookline Bancorp Inc.	13,097	205,230
Bryn Mawr Bank Corp.	1,800	36,144
Camden National Corp.	2,196	75,784
Capital Automotive REIT	7,116	222,517
Capital City Bank Group Inc.	2,112	81,756
Capital Corp. of the West	588	25,284
Capital Crossing Bank (a)	461	11,728
Capital Lease Funding Inc. (a)	5,318	58,711
Capital Southwest Corp. (a)	53	4,028
Capital Trust Inc	1,979	57,589
Capitol Bancorp Ltd.	2,081	61,057
Capstead Mortgage Corp.	2,832	35,258
CarrAmerica Realty Corp.	12,062	394,427
Cascade Bancorp	6,293	122,084
Cash America International Inc.	6,725	164,493
Cathay General Bancorp	9,900	368,181
CB Richard Ellis Group Inc. A (a)	3,697	85,401
CCC Information Services Group Inc. (a)	3,215	56,873
Cedar Shopping Centers Inc.	5,899	82,291
Center Financial Corp.	771	14,664
Central Coast Bancorp (a)	1,936	39,494
Central Pacific Financial Corp.	6,844	188,347
Century BanCorp Inc.	350	11,113
Ceres Group Inc. (a)	3,935	21,446
Charter Financial Corp.	800	27,144
CharterMac	9,978	219,416
Chemical Financial Corp.	5,312	193,994
Chittenden Corp.	10,211	278,250
Circle Group Holdings Inc. (a)	4,155	7,521
Citizens Banking Corp.	9,619	313,291
Citizens First Bancorp Inc.	2,588	64,933
Citizens Inc. (a)	5,619	33,545
City Bank	3,222	112,706
City Holding Corp.	3,800	124,982
Clifton Savings Bancorp Inc.	389	4,536
CNA Surety Corp. (a)	2,515	26,659
Coastal Financial Corp.	5,388	77,857
CoBiz Inc.	3,520	58,186
Cohen & Steers Inc. (a)	1,080	16,675
Colonial Properties Trust	4,357	175,239
Columbia Bancorp	1,692	49,305
Columbia Banking Systems Inc.	3,077	73,202
Commerce Group Inc.	5,594	270,750
Commercial Capital Bancorp	8,237	186,898

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Commercial Federal Corp.	9,443	$254,772
Commercial Net Lease Realty Inc.	11,463	208,856
Community Bank System Inc.	6,669	167,592
Community Banks Inc.	2,637	76,447
Community First Bankshares Inc.	7,776	249,299
Community Trust Bancorp Inc.	2,916	90,629
CompuCredit Corp. (a)	4,225	78,669
Consolidated-Tomoka Land Co.	1,557	54,152
Corillian Corp. (a)	6,124	28,232
Cornerstone Realty Income Trust Inc.	9,718	94,848
Corporate Office Properties Trust Inc	7,538	193,124
Correctional Properties Trust	3,238	88,397
Corus Bankshares Inc.	4,450	191,928
Cousins Properties Inc.	7,972	273,519
Crawford & Co.	6,408	42,934
CRT Properties Inc.	7,341	157,464
CVB Financial Corp.	7,683	170,716
CyberSource Corp. (a)	6,286	30,361
Danielson Holdings Corp. (a)	8,946	54,481
Delphi Financial Group Inc.	5,607	225,233
Dime Community Bancshares	7,452	125,194
Direct General Corp.	3,353	96,969
Donegal Group Inc.	430	8,256
Downey Financial Corp.	4,201	230,887
East West Bancorp Inc.	11,299	379,533
EastGroup Properties Inc.	5,077	168,556
Education Lending Group Inc. (a)	3,132	46,291
eFunds Corp. (a)	10,850	201,701
Electro Rent Corp.	2,786	30,757
Encore Capital Group Inc. (a)	2,863	53,968
Entertainment Properties Trust	5,568	210,470
Equity Inns Inc.	8,830	87,240
Equity One Inc.	6,640	130,277
Essex Property Trust Inc.	5,079	364,926
EurobBancshares Inc. (a)	1,829	34,001
Euronet Worldwide Inc. (a)	5,231	97,924
Extra Space Storage Inc. (a)	391	4,985
Factset Research Systems Inc.	4,712	227,118
Farmers Capital Bank Corp.	2,390	81,977
FBL Financial Group Inc.	2,632	68,932
Federal Agriculture Mortgage Corp. (a)	2,450	54,366
FelCor Lodging Trust Inc. (a)	12,771	144,440
Fidelity Bankshares Inc.	3,930	146,157
Financial Federal Corp. (a)	3,887	145,685
Financial Institutions Inc.	2,202	49,347
First Acceptance Corp. (a)	1,825	13,049
First BanCorp (Puerto Rico)	7,825	377,947
First Bancorp Inc (North Carolina)	1,590	53,615
First Busey Corp.	2,920	55,801

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
First Cash Financial Services Inc. (a)	2,484	$49,755
First Charter Corp.	6,755	163,268
First Citizens Bancshares Inc.	1,216	143,488
First Commonwealth Financial Corp.	15,434	210,057
First Community Bancorp Inc (CA)	2,815	115,415
First Community Bancshares Inc	2,481	81,501
First Federal Capital Corp.	4,167	126,010
First Financial Bancorp	7,536	128,715
First Financial Bankshares Inc.	3,288	132,046
First Financial Corp. Indiana	2,948	92,626
First Financial Holdings Inc.	3,007	93,999
First Indiana Corp.	2,716	54,592
First Industrial Realty Trust Inc.	9,274	342,211
First Merchants Corp.	3,199	78,859
First Midwest Bancorp Inc.	10,614	366,820
First National Bankshares of Florida Inc	11,043	271,106
First Niagara Financial Group Inc	18,679	249,925
First Oak Brook Bancshares Inc	1,500	46,260
First Of Long Island Corp.	1,396	59,581
First Place Financial Corp. Ohio	2,670	53,400
First Republic Bank	3,349	154,054
First State Bancorporation Inc	1,499	47,263
Firstfed Financial Corp. (a)	4,254	207,936
Flagstar Bancorp Inc.	6,962	148,151
Flushing Financial Corp.	3,870	73,569
FNB Corp. (PA)	10,630	235,242
FNB Corp. (VA)	1,400	37,044
FPIC Insurance Group Inc. (a)	1,664	43,014
Franklin Bank Corp. (a)	2,049	34,935
Frontier Financial Corp.	3,837	135,446
Gabelli Asset Management Inc.	2,152	92,213
Gables Residential Trust	6,645	226,927
GB&T Bancshares Inc.	941	20,758
German American Bancorp.	1,745	29,386
Getty Realty Corp.	4,299	112,720
Glacier Bancorp Inc.	5,040	146,966
Gladstone Capital Corp.	2,249	51,075
Glenborough Realty Trust Inc.	5,827	121,027
Glimcher Realty Trust	8,490	206,307
Global Signal Inc. (a)	311	7,122
Gold Banc Corp. Inc.	9,200	124,108
Government Properties Trust	7,081	67,270
Gramercy Capital Corp. (a)	1,855	28,938
Great American Financial Resource Inc	3,591	54,906
Great Southern Bancorp Inc.	2,520	78,750
Greater Bay Bancorp	11,715	336,806
Greenhill & Co. Inc. (a)	329	7,764
Hancock Holding Co.	6,036	191,884

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Hanmi Financial Corp.	3,975	$120,045
Harbor Florida Bancshares Inc.	4,626	143,869
Harleysville Group Inc.	6,678	137,967
Harleysville National Corp.	5,882	144,168
Harris & Harris Group Inc. (a)	2,875	29,728
Healthcare Realty Trust Inc.	10,474	408,905
Heartland Financial USA Inc.	1,575	29,059
Heritage Property Investment Trust Inc.	6,026	175,778
Highland Hospitality Corp.	6,278	71,569
Highwoods Properties Inc.	11,903	292,933
Hilb Rogal & Hobbs Co.	6,833	247,491
Home Properties Inc.	7,389	292,309
HomeBanc Corp (a)	5,239	47,151
Homestore Inc. (a)	27,287	63,033
Horace Mann Educators Corp.	9,608	168,909
Hudson River Bancorp Inc.	6,660	126,407
Iberiabank Corp.	1,477	85,252
IMPAC Mortgage Holdings Inc.	14,561	382,954
Independent Bank Corp. (Mass.)	4,858	131,166
Independent Bank Corp. (Mich.)	2,881	89,052
Infinity Property and Casualty Corp.	4,574	135,070
Innkeepers USA Trust	6,456	80,313
Integra Bank Corp.	3,758	81,549
Interactive Data Corp. (a)	8,262	155,491
InterCept Inc. (a)	4,587	85,915
Interchange Financial Services Corp.	2,515	60,285
Intersections Inc. (a)	1,312	19,221
Investment Technology Group Inc. (a)	11,442	175,063
Investors Real Estate Trust	5,800	58,058
iPayment Inc. (a)	2,602	104,496
Irwin Financial Corp.	4,111	106,146
ITLA Capital Corp. (a)	900	41,580
Jones Lang LaSalle Inc. (a)	7,478	246,849
Kansas City Life Insurance Co.	1,307	55,639
Kilroy Realty Corp.	6,548	249,020
Kite Realty Group Trust (a)	5,430	71,405
KNBT Bancorp Inc.	4,455	75,022
Knight Trading Group Inc. (a)	25,750	237,672
Kramont Realty Trust	5,760	107,136
LaBranche & Co. Inc. (a)	11,613	98,130
Lakeland Bancorp Inc.	2,756	45,309
Lakeland Financial Corp.	1,200	40,680
LandAmerica Financial Group Inc.	4,369	198,789
LaSalle Hotel Properties	6,823	188,315
Lexington Corporate Properties Trust	10,684	231,950
LNR Property Corp.	3,804	235,506
LTC Properties Inc.	3,646	65,227
Luminent Mortgage Capital, Inc.	7,770	98,524

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Macatawa Bank Corp.	1,684	$47,236
MAF Bancorp Inc.	6,369	274,695
Maguire Properties Inc.	7,534	183,152
Main Street Banks Inc.	2,715	83,079
MainSource Financial Group Inc.	2,149	44,055
Manufactured Home Communities Inc.	4,369	145,226
Marlin Business Services Inc. (a)	508	9,530
MB Financial Inc.	4,291	170,095
MBT Financial Corp.	902	17,706
MCG Capital Corp.	6,826	118,499
McGrath Rentcorp	2,113	77,230
Mercantile Bank Corp.	1,525	53,131
Meristar Hospitality Corp. Inc. (a)	17,051	92,928
Metris Companies Inc. (a)	6,720	65,722
MFA Mortgage Investments Inc.	11,938	109,949
Mid-America Apartment Communities Inc.	4,528	176,366
Mid-State Bancshares	5,523	142,107
Midland Co.	1,858	50,816
Midwest Banc Holdings Inc.	2,559	49,184
Mission West Properties	3,871	40,065
MortgageIT Holdings Inc. (a)	1,852	26,761
Nara Bancorp Inc.	4,152	83,663
NASB Financial Inc.	1,413	55,700
National Financial Partners Corp.	7,692	275,220
National Health Investors Inc.	6,437	183,068
National Penn Bancshares Inc.	5,277	168,706
National Processing Inc. (a)	2,124	56,328
National Western Life Insurance Co. (a)	400	65,160
Nationwide Health Properties Inc.	14,754	306,145
Navigators Group Inc. (a)	1,372	40,117
NBC Capital Corp.	2,127	54,494
NBT Bancorp Inc.	7,609	178,279
NCO Group Inc. (a)	6,103	164,476
Nelnet Inc. (a)	1,966	43,999
Netbanc Inc.	11,231	112,422
New Century Financial Corp.	6,395	385,107
Newcastle Investment Corp.	7,965	244,525
Northwest Bancorp Inc.	2,921	66,219
Novastar Financial Inc.	5,696	248,346
Nymagic Inc.	103	2,255
Oak Hill Financial Inc.	496	17,251
OceanFirst Financial Corp.	3,690	89,519
Ocwen Financial Corp. (a)	8,551	78,242
Ohio Casualty Corp. (a)	13,612	284,899
Old National Bancorp	14,926	370,762
Old Second Bancorp Inc.	3,260	91,182
Omega Financial Corp.	1,800	62,280

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Omega Healthcare Investors Inc.	9,283	$99,885
Oriental Financial Group Inc.	4,232	114,518
Pacific Capital Bancorp	10,084	298,285
Park National Corp.	3,022	384,489
Parkway Properties Inc.	3,012	139,907
Partners Trust Financial Group	12,685	131,417
Peapack Gladstone Financial Corp.	1,694	51,413
Penn-America Group Inc.	1,789	24,348
Pennfed Financial Services Inc.	1,436	43,669
Pennrock Financial Services Corp.	2,088	57,963
Pennsylvania Real Estate Investment Trust	7,240	279,898
People’s Bancorp Inc.	2,565	67,511
People’s Holdings Co.	2,492	81,115
PFF Bancorp Inc.	3,542	135,552
Philadelphia Consolidated Holding Corp. (a)	4,119	227,039
Phoenix Co. Inc.	20,996	218,778
PICO Holdings Inc. (a)	2,922	55,606
Piper Jaffray Co. (a)	4,581	181,362
Placer Sierra Bancshares (a)	551	11,571
PMA Capital Corp. (a)	5,628	42,491
Portfolio Recovery Associates Inc. (a)	3,193	93,842
Post Properties Inc.	9,292	277,831
Prentiss Properties Trust	10,032	361,152
Presidential Life Corp.	4,502	77,344
PRG-Schultz International Inc. (a)	8,417	48,314
Price Legacy Corp.	4,603	87,227
PrivateBancorp Inc.	3,769	101,612
ProAssurance Corp. (a)	6,019	210,785
Prosperity Banchares Inc.	3,585	95,791
Provident Bancorp Inc.	5,106	59,944
Provident Bankshares Corp.	7,217	242,130
Provident Financial Holdings Inc.	502	14,558
Provident Financial Services Inc.	17,338	299,080
PS Business Parks Inc.	3,595	143,261
R&G Financial Corp.	6,523	252,114
RAIT Investment Trust	5,992	163,881
Ramco Gershenson Properties Trust	3,296	89,256
Reading International Inc. (a)	2,179	17,432
Realty Income Corp.	8,792	395,904
Redwood Trust Inc.	3,547	221,404
Republic Bancorp Inc. (Kentucky)	1,260	29,232
Republic Capital Trust I	14,206	218,772
Resource America Inc.	3,235	76,314
Rewards Network Inc. (a)	6,623	44,175
Riggs National Corp.	3,653	81,097
RLI Corp.	4,970	186,623
S&T Bancorp Inc.	5,946	212,332

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Safty Insurance Group Inc.	1,137	$25,276
Sanders Morris Harris Group Inc.	1,064	12,832
Sandy Spring Bancorp Inc.	2,977	97,348
Santander Bancorp	1,863	46,575
Saul Centers Inc.	3,080	101,270
Saxon REIT Inc. (a)	1,132	24,338
SCBT Financial Corp.	1,760	51,920
Seacoast Banking Corp. of Florida	2,970	63,439
Security Bank Corp. (Georgia)	378	13,230
Selective Insurance Group Inc.	6,408	238,378
Senior Housing Properties Trust	11,903	212,111
Silicon Valley Bancshares (a)	8,101	301,114
Simmons First National Corp.	2,940	75,205
Smithtown Bancorp Inc.	1,609	40,225
Southern Community Financial (a)	618	6,878
Southside Bancshares Inc.	951	19,362
Southwest Bancorp Inc.	3,288	72,500
Southwest Bancorporation Texas Inc.	15,467	311,505
Sovran Self Storage Inc.	4,158	162,910
State Auto Financial Corp.	2,612	75,617
State Bancorp Inc.	2,475	56,059
State Financial Services Corp.	750	20,580
Sterling Bancorp	4,166	112,690
Sterling Bancshares Inc.	8,772	117,983
Sterling Financial Corp. PA	4,437	119,089
Sterling Financial Corp. WA (a)	5,149	181,451
Stewart Information Services Corp.	4,263	167,962
Stifel Financial Corp. (a)	1,569	30,752
Strategic Hotel Capital Inc. (a)	1,582	21,389
Suffolk Bancorp	2,500	75,425
Summit Properties Inc.	6,137	166,006
Sun Bancorp Inc. (New Jersey) (a)	1,443	31,645
Sun Communities Inc.	3,916	153,468
Susquehanna Bancshares Inc.	10,223	251,486
SWS Group Inc.	3,646	58,628
SY Bancorp Inc.	3,142	70,915
Tanger Factory Outlet Centers Inc.	3,375	151,132
Tarragon Corp (a)	856	11,137
Taubman Centers Inc.	11,032	284,957
Texas Capital Bancshares Inc. (a)	3,842	69,732
Texas Regional Bancshares Inc.	9,112	283,292
TierOne Corp.	5,473	126,207
TNS Inc. (a)	706	13,696
Tompkins Trustco Inc.	1,939	89,756
Town & Country Trust	4,129	105,083
TradeStation Group Inc. (a)	4,016	24,618
Trammell Crow Co. (a)	7,276	114,379
Triad Guaranty Inc. (a)	2,066	114,622
Trico Bancshares	2,400	50,208
Trustco Bank Corp.	16,513	211,697

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Trustmark Corp.	10,440	$324,475
UICI	8,377	274,263
UMB Financial Corp.	3,492	166,464
Umpqua Holdings Corp.	10,160	229,210
Union Bankshares Corp.	1,700	52,972
United Bankshares Inc.	8,277	286,798
United Community Banks Inc.	6,409	155,546
United Community Financial Corp.	6,815	77,487
United Fire & Casualty Co.	1,360	77,969
United Rentals Inc. (a)	10,741	170,674
Universal American Financial Corp. (a)	6,500	84,045
Universal Health Realty Income Trust	3,690	111,807
Univest Corp. of Pennsylvania	683	27,832
Unizan Financial Corp.	5,012	138,381
Urstadt Biddle Properties Inc.	4,525	68,961
US Restaurant Properties Inc.	7,303	123,348
USB Holding Co. Inc.	3,440	86,963
USI Holdings Corp. (a)	6,999	95,536
Vesta Insurance Group Inc.	7,293	32,746
Virginia Commerce Bancorp Inc. (a)	910	24,570
Virginia Financial Group Inc.	1,600	52,000
Washington Real Estate Investment Trust	9,778	296,273
Washington Trust Bancorp Inc.	2,810	73,482
Waypoint Financial Corp.	6,822	188,083
Wesbanco Inc.	4,478	130,220
West Bancorporation Inc.	2,486	41,616
West Coast Bancorp (Oregon)	3,410	71,030
Westamerica Bancorporation	7,139	391,860
Western Sierra Bancorp (a)	525	17,477
Westfield Financial Inc.	1,364	32,190
Wilshire Bancorp Inc. (a)	1,609	48,560
Winston Hotels Inc.	3,550	37,985
Wintrust Financial Corp.	4,799	274,887
World Acceptance Corp. (a)	3,552	82,584
WSFS Financial Corp.	1,900	95,000
Yardville National Bancorp	2,149	62,536
Zenith National Insurance Corp.	2,574	108,906

		52,585,898

Health Care (12.33%)
Abaxis Inc. (a)	3,801	49,451
Abgenix Inc. (a)	18,037	177,845
Abiomed Inc. (a)	2,848	25,205
Able Laboratories Inc. (a)	4,250	81,430
Accelrys Inc. (a)	5,748	37,477
Adolor Corp. (a)	9,490	106,762
Advanced Medical Optics Inc. (a)	8,030	317,747

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Advanced Neuromodulation System Inc. (a)	4,513	$136,970
Advancis Pharmaceutical Corp (a)	1,216	9,910
Aksys Ltd. (a)	6,192	29,412
Albany Molecular Research Inc. (a)	6,083	58,397
Alexion Pharmaceuticals Inc. (a)	6,214	111,852
Align Technology Inc. (a)	11,801	180,319
Alkermes Inc. (a)	19,895	229,588
Alliance Imaging Inc. (a)	5,240	39,143
Allscripts Healthcare Solution Inc (a)	5,930	53,370
Alpharma Inc.	9,202	168,305
Amedisys Inc. (a)	2,765	82,812
America Service Group Inc. (a)	1,659	68,085
American Healthways Inc. (a)	6,424	187,003
American Medical Security Group Inc. (a)	3,036	97,122
American Medical Systems Holdings Inc. (a)	5,966	216,387
AMERIGROUP Corp. (a)	5,610	315,562
Amsurg Corp. (a)	6,337	134,218
Analogic Corp.	2,357	98,263
Animas Corp. (a)	935	15,054
Antigenics Inc. (a)	5,142	31,006
Applera Corp. - Celera Genomics Group (a)	16,192	189,284
Apria Healthcare Group Inc. (a)	11,073	301,739
Ariad Pharmaceuticals Inc. (a)	11,990	80,213
Array Biopharma Inc. (a)	4,712	32,937
Arrow International Inc.	4,653	139,125
Arthrocare Corp. (a)	5,070	148,500
Aspect Medical Systems Inc. (a)	2,770	50,109
AtheroGenics Inc. (a)	8,856	291,805
Atrix Laboratories Inc. (a)	5,498	168,734
Avant Immunotherapeutics Inc. (a)	12,905	22,068
Axonyx Inc. (a)	17,165	96,982
Barrier Therapeutics Inc. (a)	686	8,342
Bentley Pharmaceuticals Inc. (a)	3,806	40,306
Beverly Enterprises Inc. (a)	23,802	180,181
Bio-Rad Laboratories Inc. (a)	3,860	197,246
Bio-Reference Labs Inc. (a)	1,669	23,266
BioCryst Pharmaceuticals Inc. (a)	2,864	14,606
Bioenvision Inc. (a)	3,936	31,449
Biolase Technology Inc.	5,022	40,980
BioMarin Pharmaceutical Inc. (a)	14,582	75,681
Biosite Inc. (a)	2,942	144,040
Bone Care International Inc. (a)	3,699	89,886
Bradley Pharmaceuticals Inc. (a)	2,950	60,033
Bruker BioSciences Corp. (a)	7,785	26,936
Cambrex Corp.	5,623	123,425
CancerVax Corp. (a)	1,693	13,713

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Candela Corp. (a)	3,984	$45,975
Caraco Pharmaceutical Laboratories Inc. (a)	1,966	15,138
Cardiac Science Inc. (a)	11,800	22,656
Cardiodynamics International Corp. (a)	6,800	31,280
Cell Genesys Inc. (a)	9,941	89,171
Cell Therapeutics Inc. (a)	11,611	79,651
Centene Corp. (a)	4,796	204,214
Cepheid Inc. (a)	9,141	78,795
Cerner Corp. (a)	6,515	281,839
Ciphergen Biosystems Inc. (a)	4,770	18,603
Closure Medical Corp. (a)	1,836	26,145
Computer Programs & Systems Inc.	1,713	34,363
Conceptus Inc. (a)	5,907	54,758
Conmed Corp. (a)	6,888	181,154
Connetics Corp. (a)	7,481	202,137
Corgentech Inc. (a)	1,426	24,342
Corixa Corp. (a)	10,941	45,515
Corvel Corp. (a)	1,400	41,552
CTI Molecular Imaging Inc. (a)	6,436	51,939
Cubist Pharmaceuticals Inc. (a)	9,519	94,048
CuraGen Corp. (a)	9,629	52,960
Curis Inc. (a)	7,635	33,976
CV Therapeutics Inc. (a)	7,673	95,912
Cyberonics Inc. (a)	4,916	100,581
Cypress Bioscience Inc. (a)	6,588	76,882
Cytogen Corp. (a)	3,750	39,525
Cytokinetics Inc. (a)	1,181	15,707
Datascope Inc.	2,422	90,341
deCODE genetics Inc. (a)	10,597	79,795
Dendreon Corp. (a)	12,545	105,503
Depomed Inc. (a)	1,551	8,096
Diagnostic Products Corp.	5,024	205,331
Digene Corp. (a)	3,358	87,174
Discovery Laboratories Inc. (a)	13,434	90,008
Diversa Corp. (a)	5,480	45,758
DJ Orthopedics Inc. (a)	3,928	69,329
Dov Pharmaceutical Inc. (a)	3,146	53,922
Durect Corp. (a)	5,070	7,098
DUSA Pharmaceuticals Inc. (a)	2,595	29,791
Dyax Corp. (a)	5,825	44,503
Dynavax Technologies Corp. (a)	672	3,656
E-Z-EM Inc. (a)	1,128	20,248
Eclipsys Corp. (a)	9,820	153,192
Encore Medical Corp. (a)	4,397	21,897
Encysive Pharmaceuticals Inc. (a)	11,890	107,367
Endocardial Solutions Inc. (a)	4,306	49,820
Enzo Biochem Inc. (a)	5,485	82,275
Enzon Pharmaceuticals Inc. (a)	10,170	162,211

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
EPIX Pharmaceutical Inc (a)	5,383	$103,946
eResearch Technology Inc. (a)	9,867	131,527
Exactech Inc. (a)	999	20,430
Exelixis Inc. (a)	13,117	105,723
First Health Group Corp. (a)	20,651	332,275
First Horizon Pharmaceutical Corp. (a)	6,014	120,340
Genaera Corp. (a)	17,929	70,102
Genelabs Technologies Inc. (a)	9,156	23,897
Genencor International Inc. (a)	1,650	26,483
Genesis HealthCare Corp. (a)	4,297	130,672
Genta Inc. (a)	11,378	30,607
Gentiva Health Services Inc. (a)	5,079	83,143
Geron Corp. (a)	9,661	57,869
GTx Inc. (a)	1,413	16,476
Guilford Pharmaceuticals Inc. (a)	8,585	42,925
Haemonetics Corp. (a)	4,321	141,902
Hanger Orthopedic Group Inc. (a)	5,026	25,180
Healthcare Services Group Inc.	3,150	56,574
HealthExtras Inc. (a)	3,848	53,641
Hollis-Eden Pharmaceuticals (a)	3,448	37,135
Hologic Inc. (a)	4,827	93,016
Hooper Holmes Inc.	11,274	50,508
Human Genome Sciences Inc. (a)	28,795	314,153
I-Flow Corp. (a)	4,094	59,281
ICU Medical Inc. (a)	2,265	58,981
IDX Systems Corp. (a)	4,776	154,981
ILEX Oncology Inc. (a)	8,889	223,736
Illumina Inc. (a)	5,683	33,587
Immucor Inc. (a)	6,727	166,493
Immunicon Corp. (a)	586	5,860
Immunogen Inc. (a)	9,200	46,460
Immunomedics Inc. (a)	9,940	25,844
Impax Laboratories Inc. (a)	11,125	170,880
Incyte Corp. (a)	16,720	161,014
Indevus Pharmaceuticals Inc. (a)	8,810	62,463
Inkine Pharmaceutical Co. Inc. (a)	18,051	91,699
Inspire Pharmaceuticals Inc. (a)	8,318	130,842
Integra Lifesciences Holdings Corp. (a)	4,654	149,440
Intermune Inc. (a)	6,420	75,692
Intuitive Surgical Inc. (a)	7,723	191,144
Invacare Corp.	5,759	264,914
Inveresk Research Group Inc. (a)	6,769	249,708
Inverness Medical Innovation (a)	3,115	64,792
ISIS Pharmaceuticals Inc. (a)	10,744	52,646
Isolagen Inc. (a)	5,380	50,841
ISTA Pharmaceuticals Inc. (a)	1,697	20,686
IVAX Diagnostics Inc. (a)	139	760
Kensey Nash Corp. (a)	2,164	56,675

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Keryx Biopharmaceuticals (a)	5,021	$56,185
Kindred Healthcare Inc. (a)	5,996	146,302
Kos Pharmaceuticals Inc. (a)	3,550	126,415
Kosan Biosciences Inc. (a)	4,262	24,549
KV Pharmaceutical Co. (a)	8,226	147,245
Kyphon Inc. (a)	5,125	126,997
LabOne Inc. (a)	3,677	107,479
Landauer Inc.	2,304	108,127
Lannett Co. Inc. (a)	1,504	14,589
Laserscope (a)	4,214	85,418
LCA Vision Inc.	2,276	58,698
Lexicon Genetics Inc. (a)	13,789	90,870
Lifecell Corp. (a)	6,131	61,310
LifePoint Hospitals Inc. (a)	8,482	254,545
Ligand Pharmaceuticals Inc. (a)	16,395	164,278
Luminex Corp. (a)	5,282	37,661
Magellan Health Services Inc. (a)	6,120	223,747
MannKind Corp. (a)	2,010	40,280
Matria Healthcare Inc. (a)	2,516	71,228
Maxim Pharmaceuticals Inc. (a)	5,626	15,021
Maxygen Inc. (a)	6,920	68,439
Medarex Inc. (a)	17,476	128,973
Medcath Corp. (a)	1,553	24,568
Medical Action Industries Inc. (a)	1,572	26,139
Medicines Co. (a)	10,781	260,253
Mentor Corp.	9,893	333,196
Merit Medical Systems Inc. (a)	5,181	78,285
Microtek Medical Holdings Inc. (a)	6,405	20,240
Microvision Inc. (a)	3,655	21,638
Molecular Devices Corp. (a)	3,214	75,754
Molina Healthcare Inc. (a)	2,139	75,935
Myogen Inc. (a)	2,171	17,585
Myriad Genetics Inc. (a)	7,203	123,171
Nabi Biopharmaceuticals (a)	13,137	175,773
Nanogen Inc. (a)	6,580	25,201
National Healthcare Corp.	1,800	51,300
Nature’s Sunshine Products Inc.	2,600	39,442
NDCHealth Corp.	7,993	128,288
NeighborCare Inc. (a)	8,370	212,179
Neopharm Inc. (a)	4,087	34,985
Neose Technologies Inc. (a)	4,021	30,158
Neurogen Corp. (a)	3,620	23,385
Nitromed Inc. (a)	1,680	40,051
Northfield Laboratories Inc. (a)	3,790	50,672
Noven Pharmaceuticals Inc. (a)	5,363	111,765
NPS Pharmaceuticals Inc. (a)	8,616	187,656
Nutraceutical International Corp. (a)	1,279	18,021
NuVasive Inc. (a)	370	3,907
Nuvelo Inc. (a)	7,248	71,610
OCA Inc. (a)	11,287	53,500

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Ocular Sciences Inc. (a)	4,483	$215,050
Odyssey Healthcare Inc. (a)	8,465	150,254
Omnicell Inc. (a)	4,990	65,968
Onyx Pharmaceuticals Inc. (a)	7,852	337,715
Option Care Inc.	2,737	42,341
OraSure Technologies (a)	8,248	51,962
Orthologic Corp. (a)	7,688	54,124
Orthovita Inc. (a)	7,905	35,375
Oscient Pharmaceuticals Corp. (a)	13,754	48,827
Owens & Minor Inc.	8,918	226,517
Pain Therapeutics Inc. (a)	5,717	41,105
Palatin Technologies Inc. (a)	11,600	33,756
Palomar Medical Technologies (a)	2,733	59,907
Par Pharmaceutical Cos Inc. (a)	7,748	278,386
Parexel International Corp. (a)	6,168	120,893
Pediatrix Medical Group Inc. (a)	5,543	304,034
Penwest Pharmaceutical Co (a)	4,153	46,887
Per-Se Technologies Inc. (a)	6,517	89,413
Peregrine Pharmaceuticals Inc. (a)	44,016	70,866
Perrigo Co.	14,257	292,981
Pharmacyclics Inc. (a)	4,055	41,807
Pharmion Corp. (a)	3,417	176,645
Pharmos Corp. (a)	29,343	84,508
PolyMedica Corp.	5,943	183,044
Possis Medical Inc. (a)	4,100	64,206
Pozen Inc. (a)	5,400	47,196
Praecis Pharmaceuticals Inc. (a)	9,870	21,714
Priority Healthcare Corp. (a)	8,043	162,066
Progenics Pharmaceuticals Inc. (a)	3,034	44,448
Province Healthcare Co. (a)	11,294	236,270
ProxyMed Inc. (a)	1,426	14,217
PSS World Medical Inc. (a)	15,040	151,002
Psychiatric Solutions Inc. (a)	2,345	59,446
Quality Systems Inc. (a)	837	42,277
Quidel Corp. (a)	5,903	26,741
Regeneration Technologies Inc. (a)	4,959	39,771
Regeneron Pharmaceutical Inc. (a)	8,647	75,056
RehabCare Group Inc. (a)	3,760	86,593
Renovis Inc. (a)	1,131	9,059
Res-Care Inc. (a)	2,452	29,056
Rigal Pharmaceuticals Inc. (a)	2,544	64,363
Salix Pharmaceuticals Ltd. (a)	8,292	178,444
Santarus Inc. (a)	1,734	15,727
Sciclone Pharmaceuticals Inc. (a)	9,092	32,368
Seattle Genetics (a)	8,128	53,401
Select Medical Corp.	20,425	274,308
Serologicals Corp. (a)	5,459	127,358
SFBC International Inc. (a)	2,856	75,141
Sierra Health Services Inc. (a)	5,219	250,147
Sola International Inc. (a)	7,192	137,008

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Sonic Innovations Inc. (a)	2,063	$9,407
SonoSite Inc. (a)	3,456	90,029
Specialty Laboratories Inc (a)	2,100	22,050
Star Scientific Inc. (a)	2,573	15,232
Steris Corp. (a)	15,496	339,982
Sunrise Senior Living Inc. (a)	3,754	131,840
Supergen Inc. (a)	9,225	57,011
SurModics Inc. (a)	3,380	80,275
Sybron Dental Specialties Inc. (a)	8,555	253,998
Symbion Inc. (a)	1,346	21,677
Tanox Inc. (a)	5,970	100,714
Techne Corp. (a)	9,253	353,280
Telik Inc. (a)	9,784	218,183
Tercica Inc. (a)	150	1,350
Thermogenesis Corp. (a)	17,395	83,496
Third Wave Technologies (a)	4,235	29,137
Thoratec Corp. (a)	11,086	106,647
Transkaryotic Therapies Inc. (a)	7,534	133,578
Trimeris Inc. (a)	4,008	60,320
TriPath Imaging Inc. (a)	5,666	46,348
United Therapeutics Corp. (a)	4,350	151,945
Urologix Inc. (a)	3,115	19,687
UTD Surgical Partners Inc. (a)	6,419	220,493
Valeant Pharmaceuticals International	18,806	453,601
Ventana Medical Systems Inc. (a)	3,181	160,450
Vertex Pharmaceuticals Inc. (a)	17,486	183,603
Viasys Healthcare Inc. (a)	7,276	121,727
Vicuron Pharmaceuticals Inc. (a)	11,260	165,297
Vion Pharmaceuticals Inc. (a)	17,373	73,140
VistaCare Inc. (a)	2,846	43,572
VISX Inc. (a)	10,812	222,727
Vital Signs Inc.	1,233	39,431
WellCare Health Plans Inc. (a)	726	13,758
West Pharmaceutical Services Inc.	6,744	140,612
Wilson Greatbatch Technologies (a)	4,830	86,409
Wright Medical Group, Inc. (a)	6,082	152,780
Young Innovations Inc.	881	29,073
Zila Inc. (a)	5,725	23,587
Zoll Medical Corp. (a)	2,017	67,348
Zymogenetics Inc. (a)	4,215	73,510

		28,284,422

Materials & Processes (9.40%)
A Schulman Inc.	8,039	177,180
Aaon Inc. (a)	2,100	36,540
Aceto Corp.	3,522	50,717
Acuity Brands Inc.	9,451	224,650
Airgas Inc.	13,351	321,359
AK Steel Holding Corp. (a)	24,574	200,524

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Albany International Corp.	5,819	$173,464
Albemarle Corp.	7,069	248,051
Alico Inc.	700	29,820
Allegheny Technologies Inc.	21,468	391,791
AMCOL International Corp.	4,639	88,698
American Vanguard Corp. (a)	1,197	42,781
Ameron International Corp.	2,062	67,840
Anchor Glass Container Corp.	1,518	12,463
Apogee Enterprises Inc.	5,880	76,028
AptarGroup Inc.	8,112	356,685
Arch Chemicals Inc.	5,202	148,517
Armor Holdings Inc. (a)	6,336	263,641
Barnes Group Inc.	3,114	85,542
Bluegreen Corp. (a)	3,317	36,918
Brookfield Homes Corp.	3,609	95,097
Brush Engineered Materials Inc. (a)	4,419	91,517
Buckeye Technologies Inc. (a)	6,119	68,227
Building Materials Holding Corp.	2,670	73,478
Cabot Microelectronics Corp. (a)	5,806	210,467
Calgon Carbon Corp.	6,895	49,782
Caraustar Industries Inc. (a)	6,103	102,347
Carpenter Technology Corp.	5,314	253,690
Century Aluminum Co. (a)	4,279	118,657
Ceradyne Inc. (a)	3,505	153,905
Chesapeake Corp.	4,435	106,529
Circor International Inc	3,371	65,734
CLARCOR Inc.	5,745	273,864
Cleveland-Cliffs Inc. (a)	2,385	192,875
Coeur D’Alene Mines Corp. (a)	47,564	225,453
Comfort Systems USA Inc. (a)	6,792	44,827
Commercial Metals Co.	6,443	255,916
Compass Minerals International Inc.	3,038	67,444
Crompton Corp.	25,621	243,143
Crown Holdings Inc. (a)	36,653	377,892
Cytec Industries Inc.	8,512	416,662
Delta & Pine Land Co.	8,923	238,690
Deltic Timber Corp.	2,684	106,796
Drew Industries Inc. (a)	1,715	61,483
Dycom Industries Inc. (a)	11,066	314,164
Eagle Materials Inc.	4,177	297,820
ElkCorp	5,014	139,189
EMCOR Group Inc. (a)	3,512	132,121
Encore Wire Corp. (a)	4,350	57,594
Energy Conversion Devices Inc. (a)	4,654	61,712
Exide Technologies (a)	4,793	75,969
Ferro Corp.	9,300	202,833
FMC Corp. (a)	7,974	387,297
Georgia Gulf Corp.	6,321	281,853
Gibraltar Steel Corp.	3,145	113,723
Graftech International Ltd. (a)	21,582	301,069

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Granite Construction Inc.	8,092	$193,399
Graphic Packaging Corp. (a)	13,034	84,460
Great Lakes Chemical Corp.	11,259	288,230
Greif Inc.	3,371	142,088
Griffon Corp. (a)	6,174	130,271
HB Fuller Co.	6,783	185,854
Hecla Mining Co. (a)	26,746	198,990
Hercules Inc. (a)	24,406	347,785
Hexcel Corp. (a)	5,500	76,010
IMC Global Inc. (a)	26,040	452,836
IMCO Recycling Inc. (a)	2,785	31,749
Infrasource Services Inc. (a)	1,105	11,602
Insituform Technology Inc. (a)	5,865	109,500
Integrated Electrical Services Inc. (a)	7,041	33,867
Jacuzzi Brands Inc. (a)	16,491	153,366
Kaydon Corp.	6,432	185,049
Kronos Worldwide, Inc.	1,469	58,319
Lancaster Colony Corp.	5,999	252,948
Lawson Products Inc.	834	34,169
Layne Christensen Co. (a)	1,731	26,086
Lennox International Inc.	10,522	157,199
Longview Fibre Co. (a)	11,732	178,913
LSI Industries Inc.	3,668	38,294
MacDermid Inc.	6,160	178,394
Maverick Tube Corp. (a)	9,565	294,698
Medis Technologies Ltd. (a)	3,211	36,092
Metal Management Inc. (a)	3,703	67,321
Metals USA Inc. (a)	4,809	85,312
MGP Ingredients Inc. (a)	1,838	18,233
Millennium Chemicals Inc. (a)	14,420	305,848
Minerals Technologies Inc.	4,558	268,284
Mueller Industries Inc.	8,052	345,833
Myers Industries Inc.	5,005	54,805
NCI Building Systems Inc. (a)	5,044	160,904
NewMarket Corp. (a)	3,704	77,340
NL Industries Inc.	2,829	51,799
NN Inc.	2,400	27,480
NS Group Inc. (a)	4,648	85,988
Nuco2 Inc. (a)	817	15,907
Octel Corp.	2,646	56,201
Olin Corp.	15,420	308,400
OM Group Inc. (a)	6,541	239,139
Omnova Solutions (a)	8,426	50,809
Oregon Steel Mills Inc. (a)	6,350	105,600
Penn Engineering & Manufacturing Corp.	2,500	46,550
Perini Corp. (a)	3,682	52,505
PH Glatfelter Co.	6,608	81,873
PolyOne Corp. (a)	20,012	150,490
Pope & Talbot Inc.	4,000	70,400

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Potlatch Corp.	6,539	$306,091
Quaker Chemical Corp.	2,150	51,922
Quanex Corp.	3,857	197,787
Quanta Services Inc. (a)	16,451	99,529
Raven Industries Inc.	1,355	60,230
Reliance Steel & Aluminum Co.	6,405	254,278
Rock-Tenn Co.	6,122	96,360
Royal Gold Inc.	4,432	75,699
RTI International Metals Inc. (a)	4,292	83,136
Ryerson Tull Inc.	5,256	90,245
Schnitzer Steel Industries Inc.	4,191	135,579
Schweitzer Mauduit International Inc.	3,892	126,101
Shaw Group Inc. (a)	13,781	165,372
Silgan Holdings Inc.	2,420	112,046
Simpson Manufacturing Co. Inc.	4,160	262,912
Spartech Corp.	5,828	146,283
Standard Register Co	4,163	43,711
Steel Dynamics Inc.	8,559	330,549
Steel Technologies Inc. (a)	2,058	52,720
Stepan Co.	1,373	32,664
Stillwater Mining Co. (a)	10,526	163,153
Sunterra Corp. (a)	4,107	39,140
Symyx Technologies Inc. (a)	6,713	158,091
Tejon Ranch Corp. (a)	1,924	72,439
Terra Industries Inc. (a)	7,336	63,530
Texas Industries Inc.	4,868	250,410
Titanium Metals Corp. (a)	1,500	35,190
Tredegar Corp.	7,219	131,386
Trex Co. Inc. (a)	2,368	104,855
Ultralife Batteries Inc. (a)	3,226	32,808
Universal Forest Products Inc.	3,617	123,701
URS Corp. (a)	6,961	185,719
US Concrete Inc. (a)	960	5,933
USEC Inc.	17,252	178,903
USG Corp. (a)	7,753	141,337
Valence Technology Inc. (a)	20,547	70,682
Valhi Inc.	4,685	70,416
Valmont Industries Inc.	3,064	63,946
Washington Group International Inc. (a)	5,906	204,466
Watsco Inc.	4,884	146,666
Wausau-Mosinee Paper Corp.	9,963	165,884
Wellman Inc.	7,045	59,742
Westlake Chemical Corp. (a)	704	15,699
Wheeling-Pittsburgh Corp. (a)	1,751	54,824
WR Grace & Co. (a)	13,600	128,520
York International Corp.	8,947	282,636

		21,573,507

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (5.12%)
Atwood Oceanics Inc. (a)	2,646	$125,791
Berry Petroleum Co.	4,204	154,413
Brigham Exporation Co. (a)	3,265	30,691
Cabot Oil & Gas Corp.	7,560	339,444
Cal Dive International Inc. (a)	8,647	308,006
Callon Petroleum Co. (a)	3,210	40,703
Calpine Corp. (a)	92,339	267,783
Capstone Turbine Corp. (a)	1,951	2,985
Carbo Ceramics Inc.	2,893	208,701
Cheniere Energy Inc. (a)	4,596	90,817
Cimarex Energy Co. (a)	9,346	326,549
Clayton Williams Energy Inc. (a)	1,062	22,759
Comstock Resources Inc. (a)	7,338	153,511
Delta Petroleum Corp. (a)	3,532	46,057
Denbury Resources Inc. (a)	12,364	314,046
Dril-Quip Inc. (a)	2,188	48,792
Edge Petroleum Corp. (a)	3,004	47,974
Encore Acquisition Co (a)	5,423	187,093
Energy Partners Ltd. (a)	5,633	91,705
Forest Oil Corp. (a)	11,359	342,133
Frontier Oil Corp.	6,641	156,794
FuelCell Energy Inc. (a)	9,957	102,059
FX Energy Inc. (a)	8,362	75,592
Giant Industries Inc. (a)	2,308	56,084
Global Industries Ltd. (a)	15,939	98,503
Grey Wolf Inc. (a)	40,399	197,551
Gulf Island Fabrication Inc.	1,700	37,910
Hanover Compressor Co. (a)	17,048	229,296
Harvest Natural Resources Inc. (a)	8,515	141,349
Helmerich & Payne Inc.	11,136	319,492
Holly Corp.	5,980	152,490
Hornbeck Offshore Services (a)	880	14,520
Houston Exploration Co. (a)	3,090	183,392
Hydril (a)	3,939	169,180
Input/Output Inc. (a)	14,134	145,722
KCS Energy Inc. (a)	10,815	150,437
Key Energy Services Inc. (a)	28,976	320,185
Lone Star Technologies Inc. (a)	6,644	251,143
Lufkin Industries Inc.	1,410	52,480
Magnum Hunter Resources Inc. (a)	18,895	218,048
Matrix Service Co. (a)	3,480	17,818
McMoRan Exploration Co. (a)	3,407	44,393
Meridian Resource Corp. (a)	11,197	98,870
Mission Resources Corp. (a)	7,524	47,326
Newpark Resources Inc. (a)	17,316	103,896
Oceaneering International Inc. (a)	5,695	209,804
Oil States International Inc. (a)	5,968	111,602
Parker Drilling Co. (a)	17,193	63,098
Penn Virginia Corp.	4,266	168,891
Petroleum Development Corp. (a)	3,588	157,226

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Plains Exploration & Production Co. (a)	17,090	$407,767
Plug Power Inc. (a)	10,099	64,735
Quicksilver Resources Inc. (a)	6,731	219,902
Range Resources Corp.	15,456	270,325
Remington Oil and Gas Corp. (a)	4,978	130,673
RPC Inc.	3,405	60,881
SEACOR Holdings Inc. (a)	4,422	206,729
Southwestern Energy Co. (a)	8,171	343,100
Spinnaker Exploration Co. (a)	5,727	200,674
St. Mary Land & Exploration Co.	6,612	263,224
Stone Energy Corp. (a)	5,244	229,477
Superior Energy Services Inc. (a)	11,694	151,086
Swift Energy Co. (a)	6,155	147,474
Syntroleum Corp. (a)	5,403	37,929
Tesoro Petroleum Corp. (a)	14,760	435,863
Tetra Tech Inc. (a)	12,405	157,171
Todco (a)	3,236	56,145
TransMontaigne Inc. (a)	3,354	19,520
Unit Corp. (a)	8,559	300,250
Universal Compression Holding Inc. (a)	4,600	156,722
Veritas DGC Inc. (a)	7,527	171,465
Vintage Petroleum Inc.	11,283	226,450
W-H Energy Services Inc. (a)	5,322	110,432
Whiting Petroleum Corp. (a)	4,553	138,411

		11,751,509

Technology (12.39%)
@ Road Inc. (a)	7,159	30,211
Actel Corp. (a)	6,191	94,103
ActivCard Corp. (a)	7,870	48,322
Actuate Corp. (a)	8,616	30,414
Adaptec Inc. (a)	24,212	184,011
Advanced Digital Information Corp. (a)	14,724	128,099
Aeroflex Inc. (a)	14,642	154,766
Agile Software Corp. (a)	11,074	87,817
Agilysys Inc.	6,388	110,449
Airspan Networks Inc. (a)	5,122	27,812
Alliance Semiconductor Corp. (a)	6,877	23,794
Altiris Inc. (a)	4,945	156,509
AMIS Holdings Inc. (a)	6,800	91,936
Anaren Inc. (a)	5,020	67,569
Anixter International Inc.	6,349	222,786
Ansoft Corp. (a)	1,103	17,538
AnswerThink Inc. (a)	8,911	47,674
Ansys Inc. (a)	3,519	175,000
Anteon International Corp. (a)	5,982	219,240
Ariba Inc. (a)	13,354	124,726

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Artisan Components Inc. (a)	5,485	$159,668
Ascential Software Corp. (a)	13,537	182,343
AsiaInfo Holdings Inc. (a)	7,157	34,926
Aspect Communications Corp (a)	9,247	91,823
Aspen Technology Inc. (a)	9,344	65,315
Atheros Communications (a)	1,839	18,758
Authentidate Holding Corp. (a)	6,468	39,196
Avanex Corp. (a)	14,000	28,560
BEI Technologies Inc.	2,685	73,569
Bel Fuse Inc.	2,350	77,738
Benchmark Electronics Inc. (a)	9,109	271,448
BioVeris Corp. (a)	4,535	28,162
Black Box Corp.	3,945	145,768
Blackboard Inc. (a)	492	8,443
Blue Coat Systems Inc. (a)	2,191	31,550
Borland Software Corp. (a)	16,902	141,132
Brocade Communications Systems Inc (a)	57,572	325,282
CACI International Inc. (a)	6,569	346,712
California Micro Devices CP (a)	4,584	35,434
Captaris Inc. (a)	5,264	22,425
Carreker Corp (a)	3,737	28,439
Carrier Access Corp. (a)	4,375	30,406
Catapult Communications Corp. (a)	1,374	25,886
Checkpoint Systems Inc. (a)	8,406	130,881
Cherokee International Corp. (a)	1,352	11,343
Chordiant Software Inc. (a)	12,357	35,959
Ciber Inc. (a)	11,916	89,608
Cirrus Logic Inc. (a)	18,121	86,437
Clarus Corp. (a)	2,789	24,404
Coherent Inc. (a)	6,974	180,906
Commscope Inc. (a)	12,208	263,693
Compucom Systems Inc. (a)	5,100	23,358
Comtech Telecommunications Corp. (a)	3,361	91,083
Concord Communications Inc. (a)	3,905	34,852
Concur Technologies Inc. (a)	5,656	59,331
Corvis Corp. (a)	93,137	74,510
Covansys Corp. (a)	4,029	46,495
Cray Inc. (a)	18,918	66,781
CSG Systems International Inc. (a)	12,315	189,774
Cubic Corp.	3,573	81,822
Cyberguard Corp. (a)	2,462	14,550
CyberOptics Corp. (a)	1,771	27,344
Daktronics Inc. (a)	3,480	85,086
Dendrite International Inc. (a)	7,605	122,593
Digi International Inc. (a)	4,320	49,378
Digimarc Corp. (a)	3,156	28,530
Digital Insight Corp. (a)	8,178	111,466
Digital River Inc. (a)	7,363	219,270

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
DigitalNet Holdings Inc. (a)	1,660	$50,157
Digitas Inc. (a)	10,968	84,783
Diodes Inc. (a)	1,793	46,188
Ditech Communications Corp. (a)	6,645	148,782
Dot Hill Systems Corp. (a)	9,334	74,859
Drexler Technology Corp. (a)	2,112	19,346
DRS Technologies Inc. (a)	5,573	208,653
DSP Group Inc. (a)	6,688	140,782
E.piphany Inc. (a)	15,062	60,700
Eagle Broadband Inc. (a)	54,247	39,058
Echelon Corp. (a)	6,800	53,584
eCollege.com Inc (a)	3,810	36,767
EDO Corp.	3,728	103,452
Electronics for Imaging Inc. (a)	12,136	197,089
Embarcadero Technologies Inc (a)	4,320	36,547
EMS Technologies Inc. (a)	2,200	37,950
Emulex Corp. (a)	18,694	215,355
Enterasys Networks Inc. (a)	47,694	76,310
Entrust Technologies Inc. (a)	10,990	27,805
Epicor Software Corp. (a)	9,028	108,607
EPIQ Systems Inc. (a)	2,947	45,914
Equinix Inc. (a)	2,383	73,325
eSpeed Inc. (a)	5,972	58,705
ESS Technology Inc. (a)	7,253	49,683
Exar Corp. (a)	9,648	136,616
Excel Technology Inc. (a)	2,261	58,379
Extreme Networks Inc. (a)	23,871	106,226
F5 Network Inc. (a)	7,848	239,050
FalconStor Software, Inc. (a)	7,660	57,067
FileNet Corp. (a)	8,929	155,900
Finisar Corp. (a)	44,477	57,820
Formfactor Inc. (a)	6,098	118,118
Gartner Group Inc. (a)	15,207	177,770
Gateway Inc. (a)	49,425	244,654
Genesis Microchip Inc. (a)	7,587	102,424
Harmonic Inc. (a)	16,117	107,178
Herley Industries Inc. (a)	2,500	46,725
Hutchinson Technology Inc. (a)	6,010	160,647
Hypercom Corp. (a)	10,454	77,151
Hyperion Solutions Corp. (a)	8,826	299,996
Identix Inc. (a)	19,280	128,405
iGate Corp. (a)	4,500	16,560
II-VI Inc.	2,464	86,265
Imation Corp.	7,805	277,780
Infocrossing Inc. (a)	2,831	44,772
InFocus Corp. (a)	8,412	77,054
Infonet Services Corp. (a)	21,730	35,637
Informatica Corp. (a)	19,047	111,425
Innovative Solutions & Support Inc (a)	1,788	43,860

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Integrated Device Technology Inc. (a)	23,394	$222,945
Integrated Silicon Solution Inc (a)	8,201	59,621
Inter-Tel Inc.	4,655	100,641
Intergraph Corp. (a)	8,105	220,213
Intermagnetics General Corp. (a)	5,679	131,469
Internet Capital Group Inc. (a)	11,420	73,773
Internet Security Systems Inc. (a)	9,030	153,510
Intervideo Inc. (a)	1,373	16,476
InterVoice Inc. (a)	8,226	88,594
Interwoven Inc. (a)	9,466	68,534
Invision Technologies Inc. (a)	3,769	169,567
Iomega Corp.	13,041	60,641
Ixia (a)	8,625	83,835
IXYS Corp. (a)	4,035	28,971
j2 Global Communications Inc. (a)	4,249	134,226
JDA Software Group Inc. (a)	6,519	70,536
Jupitermedia Corp. (a)	3,630	64,614
Kanbay International Inc. (a)	369	7,845
Keane Inc. (a)	13,030	200,141
Kemet Corp. (a)	19,185	155,207
Keynote Systems Inc. (a)	5,280	74,765
Kintera Inc. (a)	1,310	12,366
Komag Inc. (a)	6,237	86,694
Kopin Corp. (a)	14,780	60,155
Kronos Inc. (a)	7,034	311,536
KVH Industries Inc. (a)	3,321	23,978
Lattice Semiconductor Corp. (a)	25,553	125,465
Lawson Software Inc. (a)	10,687	59,847
LeCroy Corp. (a)	653	10,912
Lexar Media Inc. (a)	15,729	131,966
Lionbridge Technologies Inc. (a)	9,822	84,371
Macrovision Corp. (a)	11,319	272,562
Magma Design Automation (a)	5,809	87,600
Manhattan Associates Inc. (a)	6,906	168,645
MANTECH INTL (a)	3,877	72,577
Manugistics Group Inc. (a)	14,884	35,424
MAPICS Inc. (a)	4,981	45,078
Mapinfo Corp. (a)	3,650	39,420
MatrixOne Inc. (a)	10,050	50,853
Maxwell Technologies Inc. (a)	1,815	18,713
McDATA Corp. (a)	25,790	129,724
Mentor Graphics Corp. (a)	15,545	170,451
Mercury Computer Systems Inc. (a)	5,286	142,299
Merge Technologies Inc. (a)	2,683	46,309
Merix Corp. (a)	4,000	41,440
Methode Electronics Inc.	7,655	97,907
Micrel Inc. (a)	15,183	158,055
Micromuse Inc. (a)	17,520	64,474
Micros Systems Inc. (a)	4,067	203,635

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Microsemi Corp. (a)	13,193	$186,021
MicroStrategy Inc. (a)	2,765	113,614
Microtune Inc. (a)	5,253	27,736
Mindspeed Technologies Inc. (a)	21,254	42,508
MIPS Technologies Inc. (a)	7,315	41,696
Mobility Electronics Inc. (a)	5,610	46,226
Monolithic System Technology Inc (a)	6,138	26,639
MRO Software Inc. (a)	4,523	45,230
MRV Communications Inc. (a)	25,245	63,112
MSC Software Corp. (a)	6,140	49,366
MTS Systems Corp.	4,582	97,367
Net2Phone Inc. (a)	6,343	20,424
Netegrity Inc. (a)	6,963	52,292
Netgear Inc. (a)	4,685	57,251
NetIQ Corp. (a)	12,650	135,355
NetScout Systems Inc. (a)	3,820	20,361
Network Equipment Technologies Inc. (a)	5,801	38,345
Newport Corp. (a)	9,981	114,482
NMS Communications Corp. (a)	9,539	46,550
Novatel Wireless Inc. (a)	4,216	99,076
Omnivision Technologies Inc. (a)	12,345	174,682
ON Semiconductor Corp. (a)	26,023	81,452
Open Solutions Inc. (a)	2,964	74,011
Openwave Systems Inc. (a)	14,906	131,471
Oplink Communications (a)	21,520	38,521
Opnet Technologies Inc. (a)	2,888	29,631
Opsware Inc. (a)	11,105	62,299
OSI Systems Inc. (a)	3,260	52,486
Overland Storage Inc. (a)	2,825	39,522
Packeteer Inc. (a)	7,597	82,124
palmOne Inc. (a)	9,526	289,971
PalmSource Inc. (a)	3,611	74,892
Paradyne Networks Inc. (a)	8,314	38,244
Parametric Technology Corp. (a)	59,497	314,144
Park Electrochemical Corp.	4,627	98,092
PC-Tel Inc. (a)	4,400	36,344
PDF Solutions Inc. (a)	3,353	40,739
PEC Solutions Inc. (a)	2,568	30,097
Pegasystems Inc. (a)	1,660	11,587
Pericom Semiconductor Corp. (a)	4,853	46,880
Perot Systems Corp. (a)	16,874	270,996
Pinnacle Systems Inc. (a)	14,977	62,454
Pixelworks Inc. (a)	8,909	89,179
Planar Systems Inc. (a)	3,404	38,159
Plexus Corp. (a)	9,724	107,353
PLX Technology Inc. (a)	4,438	31,998
Portal Software Inc. (a)	6,647	18,146
Power Integrations Inc. (a)	6,626	135,369

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Progress Software Corp. (a)	6,891	$137,131
QAD Inc.	2,688	18,735
Quantum Corp. (a)	35,709	82,488
Quest Software Inc. (a)	10,510	116,871
Radisys Corp. (a)	4,488	62,608
RealNetworks Inc. (a)	23,366	108,886
Redback Networks Inc (a)	9,645	50,347
Remec Inc. (a)	14,348	67,579
Retek Inc. (a)	12,369	56,403
RF Micro Devices Inc. (a)	41,239	261,455
RightNow Technologies Inc. (a)	511	6,403
Rogers Corp. (a)	3,817	162,184
RSA Security Inc. (a)	13,707	264,545
S1 Corp. (a)	17,187	137,152
Safeguard Scientifics Inc. (a)	30,209	56,491
SafeNet Inc. (a)	5,599	147,702
Salesforce.com Inc. (a)	1,491	23,304
Sapient Corp. (a)	18,229	139,087
SBS Technologies Inc. (a)	3,493	42,615
ScanSoft Inc. (a)	18,714	76,353
Scansource Inc. (a)	2,840	181,192
SeaChange International Inc. (a)	5,729	91,607
Secure Computing Corp. (a)	8,398	63,741
Seebeyond Technology Corp. (a)	10,930	33,664
SERENA Software Inc. (a)	5,617	93,972
SI International Inc. (a)	1,457	31,923
Sigmatel Inc. (a)	5,832	123,697
Silicon Graphics Inc. (a)	48,985	70,049
Silicon Image Inc. (a)	17,024	215,183
Silicon Storage Technology Inc. (a)	18,017	114,768
Siliconix Inc. (a)	1,381	49,481
SimpleTech Inc. (a)	2,686	9,831
Sipex Corp. (a)	4,951	25,993
SiRF Technology Holdings Inc. (a)	2,000	28,460
Skyworks Solutions Inc. (a)	33,221	315,599
SonicWALL Inc. (a)	12,457	84,209
SPSS Inc. (a)	2,972	39,617
SRA International Inc. (a)	2,934	151,277
SS&C Technologies Inc.	2,970	58,004
Standard Microsystems Corp. (a)	4,204	73,612
Stellent Inc. (a)	4,586	35,358
Stratasys Inc. (a)	2,083	65,729
Stratex Networks Inc. (a)	19,906	44,589
Supertex Inc. (a)	2,250	43,717
SupportSoft Inc. (a)	8,299	80,832
Sycamore Networks Inc. (a)	38,016	143,700
Sykes Enterprises Inc.	5,288	24,272
Synaptics Inc. (a)	4,932	99,429
SYNNEX Corp. (a)	1,240	21,948

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Syntel Inc.	1,389	$22,960
Sypris Solutions Inc.	1,100	15,015
Talx Corp.	3,284	75,828
Tekelec (a)	12,096	201,761
Terremark Worldwide Inc. (a)	86,811	55,559
Tessera Technologies Inc. (a)	5,584	123,406
The Titan Corp. (a)	18,995	265,360
Tier Technologies Inc. (a)	3,400	32,810
TIPPINGPOINT (a)	414	9,878
Transact Technologies Inc. (a)	2,574	66,538
Transaction Systems Architects Inc. (a)	8,592	159,682
Transmeta Corp. (Santa Clara, CA) (a)	32,841	41,380
Trident Microsystems Inc. (a)	4,310	43,402
Trimble Navigation Ltd. (a)	11,509	363,684
Tripath Technology Inc. (a)	4,807	8,172
Triquint Semiconductor Inc. (a)	30,310	118,209
TriZetto Group Inc. (a)	6,460	37,662
TTM Technologies Inc. (a)	8,369	74,400
Tumbleweed Communications Corp. (a)	8,839	22,363
Tyler Technologies Inc. (a)	9,374	82,866
Ulticom Inc. (a)	2,460	36,334
Ultimate Software Group Inc. (a)	3,338	40,991
Universal Display Corp. (a)	4,950	41,679
Varian Inc. (a)	7,859	297,620
Verint Systems Inc. (a)	2,781	102,452
Verity Inc. (a)	6,483	83,501
Versata Inc. (a)	31	52
Verso Technologies Inc. (a)	40,659	38,626
ViaSat Inc. (a)	5,029	101,083
Vignette Corp. (a)	70,750	94,097
Vitesse Semiconductor Corp. (a)	48,173	131,512
Volterra Semiconductor Corp. (a)	389	4,835
WatchGuard Technologies Inc. (a)	7,337	34,337
WebEX Communications Inc. (a)	6,816	148,725
Webmethods Inc. (a)	11,142	59,275
Websense Inc. (a)	5,288	220,351
Westell Technologies Inc. (a)	11,015	56,948
Wind River Systems Inc. (a)	16,983	207,193
Witness Systems Inc. (a)	4,656	74,822
WJ Communications Inc. (a)	3,211	7,835
Xybernaut Corp. (a)	48,339	54,140
Zhone Technologies Inc. (a)	8,644	26,537
Zix Corp. (a)	4,323	19,799
Zoran Corp. (a)	9,600	150,912

		28,418,550

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecommunications (0.73%)
AirGate PCS Inc. (a)	3,260	$63,896
Alamosa Holdings Inc. (a)	16,018	122,377
Alaska Communications Systems Group (a)	852	4,771
Boston Communications Group (a)	3,828	33,572
Centennial Communications Corp. (a)	283	1,664
Cincinnati Bell Inc. (a)	54,384	189,800
Commonwealth Telephone Enterprises Inc. (a)	4,934	214,876
CT Communications Inc.	3,973	54,788
Dobson Communications Corp. (a)	18,675	24,838
General Communication Inc. (a)	9,349	84,608
Golden Telecom Inc.	3,311	94,463
Intrado Inc. (a)	4,152	41,977
Metrocall Holdings Inc. (a)	1,375	89,169
North Pittsburgh Systems Inc.	3,186	65,982
Price Communications Corp. (a)	11,096	169,214
Primus Telecommunications Group Inc. (a)	15,409	22,651
PTEK Holdings Inc.	11,798	101,109
Shenandoah Telecommunications Co.	1,600	40,976
SureWest Communications	2,999	85,981
Talk America Holdings Inc. (a)	6,624	34,643
Time Warner Telecom Inc. (a)	11,781	56,549
Triton PCS Holdings Inc. (a)	6,791	17,385
Ubiquitel Inc. (a)	14,748	58,992

		1,674,281

Utilities & Energy (3.29%)
American States Water Co.	3,874	96,463
Aquila Inc. (a)	45,597	142,263
Arch Wireless Inc. (a)	3,911	112,363
Atmos Energy Corp.	13,538	341,022
Avista Corp.	10,737	194,340
Black Hills Corp.	7,742	215,073
California Water Service Group	3,745	109,991
Cascade Natural Gas Corp.	2,786	59,147
Central Vermont Public Service Corp.	3,400	68,374
CH Energy Group Inc.	3,871	177,292
Cleco Corp.	10,554	181,951
CMS Energy Corp. (a)	36,298	345,557
Connecticut Water Services Inc.	1,625	42,965
D&E Communications Inc.	1,813	20,849
Duquesne Light Holdings Inc.	16,908	303,668
El Paso Electric Co. (a)	10,121	162,644
Empire District Electric Co.	6,159	126,567
Energen Corp.	7,845	404,410
EnergySouth Inc.	1,800	49,050
Idacorp Inc.	8,840	256,890
KFX Inc. (a)	9,484	73,122
Laclede Group Inc.	4,925	143,958

	Shares	Value
Common Stocks (Cont.)

Utilities & Energy (Cont.)
MGE Energy Inc.	3,692	$117,479
Middlesex Water Co.	2,736	49,029
New Jersey Resources Corp.	6,115	253,161
Nicor Inc.	8,276	303,729
Northwest Natural Gas Co.	6,059	192,252
NUI Corp.	4,879	65,086
Otter Tail Corp.	5,659	144,304
Peoples Energy Corp.	8,017	334,148
Piedmont Natural Gas Co. Inc. (a)	8,287	364,131
PNM Resources Inc.	14,038	315,995
Sierra Pacific Resources Corp. (a)	26,025	232,924
SJW Corp.	1,941	64,092
South Jersey Industries Inc.	3,550	169,512
Southern Union Co. (a)	13,787	282,634
Southwest Gas Corp.	7,697	184,343
Southwest Water Co.	2,799	34,288
Tetra Technologies Inc. (a)	4,740	147,177
UIL Holdings Corp.	3,243	159,523
Unisource Energy Corp.	8,205	199,792
WGL Holdings Inc.	10,877	307,384

		7,548,942

Total Common Stocks
(cost $208,214,980)		226,017,844

	Shares or principal amount	Value
Short-term Investments (1.80%)
U.S. Treasury Bills, (b) 1.335%, 10/07/2004	$4,001,000	$4,000,048
U.S. Treasury Bills, (b) 1.460%, 11/04/2004	136,000	135,807

Total Short-term Investments (cost $4,135,890)		4,135,855

TOTAL INVESTMENTS (100.30%) (cost $212,350,870)		230,153,699
LIABILITIES, NET OF OTHER ASSETS (-0.30%)		(695,321)

NET ASSETS (100.00%)		$229,458,378

(a)	Non-income producing security.
(b)	At September 30, 2004, these securities have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

ADR - American Depository Receipts

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (98.62%)

Australia (5.06%)
Alumina Ltd.	31,269	$127,906
Amcor Ltd.	25,724	134,433
AMP Ltd.	51,060	231,532
Ansell Ltd.	5,217	33,567
Aristocrat Leisure Ltd.	8,867	50,017
Australian & New Zealand Bank Group	50,722	702,181
Australian Gas & Light Co.	12,300	119,517
Australian Stock Exchange	2,887	34,251
Axa Asia Pacific Holdings	18,789	54,292
BHP Billiton Ltd.	105,872	1,106,566
Bluescope Steel	20,265	128,324
Boral Ltd.	17,910	89,817
Brambles Industries Ltd.	26,200	135,013
CFS Gandel Retail Trust	35,700	40,276
Coca-Cola Amatil Ltd.	14,114	72,116
Cochlear Ltd.	1,423	24,702
Coles Myer Ltd.	30,795	209,572
Commonwealth Bank of Australia	34,999	769,061
Commonwealth Property Office	35,774	32,027
Computershare Ltd.	13,356	39,565
CSL Ltd.	5,621	116,191
CSR Ltd.	27,982	49,898
Deutsche Office Trust	24,061	20,490
Erste Bank Der Oester Spark	3,352	139,646
Foster’s Brewing Group Ltd.	56,489	194,476
Futuris Corp. Ltd.	14,491	20,040
General Property	53,494	143,672
Harvey Norman Holdings Ltd.	13,901	29,848
Iluka Resources Ltd.	5,030	17,793
Ing Industrial Fund	20,392	29,091
Insurance Australia Group	45,834	173,473
Investa Property Group	40,599	59,100
James Hardie Industries Ltd.	14,248	59,734
John Fairfax Holdings Ltd.	26,931	72,722
Leighton Holdings Ltd.	4,775	33,295
Lend Lease Corp. Ltd.	11,333	94,200
Lion Nathan Ltd.	7,514	40,362
Macquarie Bank Ltd.	5,992	158,402
MacQuarie Goodman Industrial	43,718	57,276
Macquarie Infrastructure Corp.	54,932	149,534
Mayne Nickless Ltd.	18,392	52,877
Mirvac Group	18,772	59,435
National Australia Bank Ltd.	41,749	819,842
Newcrest Mining Ltd.	9,618	106,337
News Corp. Ltd. ADR	37,791	313,845
Onesteel Ltd.	14,975	33,135
Orica Ltd.	8,032	101,137
Origin Energy Ltd.	18,736	82,777
Pacific Brands Ltd.	12,079	25,408

	Shares	Value
Common Stocks (Cont.)

Australia (Cont.)
Paperlinx Ltd.	12,720	$49,346
Patrick Corp. Ltd.	13,185	54,221
Perpetual Trustees Australia	867	31,622
Prime Retail Group (a)	15,725	52,420
Publishing & Broadcasting	3,610	35,997
QBE Insurance Group Ltd.	19,069	181,820
Rinker Group Ltd.	26,451	166,148
Rio Tinto Ltd.	8,758	242,040
Santos Ltd.	17,611	94,214
Sonic Healthcare Ltd.	6,090	44,104
Southcorp Ltd. (a)	18,080	44,348
Stockland Trust Group	33,005	136,689
Suncorp Metway Ltd.	14,904	165,973
Tabcorp Holding Ltd.	13,759	152,721
Telstra Corp.	61,063	206,668
Toll Holdings Ltd.	6,534	55,024
Transurban Group	14,092	55,695
Wesfarmers Ltd.	10,236	238,409
Westfield Group (a)	39,994	442,758
Westpac Banking Corp.	49,618	640,309
WMC Resources Ltd.	31,551	123,089
Woodside Petroleum Ltd.	12,913	183,275
Woolworths Ltd.	27,841	275,997

		11,061,658

Austria (0.24%)
Bank Austria Creditansta	994	70,583
Boehler-Uddeholm	249	23,020
Flughafen Wien AG	288	17,550
Immofinaz Immobillien Anlagen AG (a)	6,616	54,961
Mayr-Melnhof Karton AG	90	12,647
Oest Elektrizatswirts Class A	167	29,156
OMV AG	370	85,354
RHI AG (a)	800	17,709
Telekom Austria	7,377	103,483
VA Technologie AG (a)	261	15,418
Voest-Alpine AG	646	36,666
Wienberger AG	1,650	61,969

		528,516

Belgium (1.30%)
Agfa Gevaert NV	2,497	72,508
Barco (New) NV	307	26,420
Bekaert NV	405	25,309
Belgacom SA (a)	4,283	153,612
CMB CIE Maritime Belge	106	18,402
Cofinimmo	134	19,081
Colruyt Rights	497	618
Colruyt SA	497	69,842

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Belgium (Cont.)
Delhaize LE PS	1,902	$120,986
Dexia	17,811	333,132
Electrabel SA	770	277,026
Fortis Group	32,562	775,867
Groupe Bruxelles Lambert	2,000	139,656
Interbrew	4,716	157,412
KBC Bankverzekeringsholding	3,078	200,577
Mobistar SA (a)	758	54,202
Omega Pharma SA	741	36,271
SA D’Ieteren NV	52	9,635
Solvay Et Cie Class A NPV	1,691	156,668
UCB BB	2,664	142,026
Umicore	593	43,325

		2,832,575

Bermuda (0.02%)
Kerry Properties Ltd.	10,500	19,795
Orient Overseas International Ltd.	6,000	24,009
Ship Finance International Ltd.	108	2,165
Smartone Telecommunication	5,000	5,386

		51,355

Cayman Islands (0.01%)
Kingboard Chemicals Holdings	10,000	20,520

Denmark (0.82%)
AP Moller Maersk AS	30	230,110
Bang & Olufsen Class B	395	23,037
Carlsberg AS Class B	899	42,065
Coloplast Class B	354	34,252
Danisco AS	1,515	80,002
Den Danske Bank	12,637	332,603
DSV De Sammenslut Vogn Class B	580	30,676
FLS Industries AS Class B (a)	578	7,148
GN Store Nord	5,693	57,557
H. Lundbeck AS	2,040	36,988
ISS AS	1,266	67,170
Kobenhavns Lufthavne	141	21,513
Nordiske Kabel Traadfabri	538	12,317
Novo Nordisk	7,079	388,014
Novozymes AS Class B	1,549	69,890
Ostasiatiske Kompagni	700	30,882
TDC AS	4,935	174,833
Topdanmark AS (a)	648	41,690
Vestas Wind Systems (a)	4,621	66,989
William DeMant Holding (a)	774	34,211

		1,781,947

Finland (1.38%)
Amer Group	694	32,796
Elisa Corp Class A (a)	3,716	49,216

	Shares	Value
Common Stocks (Cont.)

Finland (Cont.)
Fortum	9,782	$136,855
KCI Konecranes	347	13,507
Kesko OY Osake	1,987	43,540
Kone OYJ Class B	1,028	62,003
Metso OYJ	2,671	34,313
Nokia OYJ	129,613	1,785,949
Nokian Tyres	205	22,307
Orion-Yhtyma Class B	1,606	21,970
Outokumpo OYJ	2,996	51,416
Pohjola Group PLC	1,812	18,703
Rautaruukki	2,051	20,022
Sampo Insurance Co.	9,822	108,710
Stora Enso OY R	17,160	232,181
Tietoenator Corp.	2,312	67,050
UPM-Kymmene	14,568	277,730
Uponor	822	29,103
Wartsila Class B	822	19,423

		3,026,794

France (8.97%)
Accor SA	5,207	203,199
Air France	3,523	55,554
Air Liquide SA	3,029	475,756
Alcatel SA (a)	34,579	404,653
Alstom (a)	136,101	81,242
Atos Origin (a)	1,181	65,283
Autoroutes Du Sud De La Fran	1,901	86,998
AXA Co.	39,514	800,484
BIC	856	39,494
BNP Paribas	22,566	1,459,280
Bouygues	5,791	217,491
Business Objects (a)	1,752	40,525
Cap Gemini (a)	3,328	78,346
Carrefour Supermarche	16,156	760,869
Casino Guichard Perrachon	897	68,492
CNP Assurances	1,017	66,146
Compagnie De Saint-Gobain	8,711	447,728
Credit Agricole SA	18,291	499,517
Dassault Systemes SA	1,552	72,609
Essilor International	2,692	173,247
European Aeronautic Defense	6,659	176,637
France Telecom SA	30,856	769,753
Gecina SA	717	60,633
Groupe Danone	6,838	538,287
Hermes International SCA	232	44,056
Imerys SA	948	63,132
Klepierre	514	37,202
L’Oreal	8,543	560,420
Lafarge SA	4,635	406,080
Lagardere Groupe	3,441	213,705

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
LMVH Co. Moet Hennessy Loui V SA	6,790	$453,867
Michelin Class B	3,999	203,502
Pernod-Ricard	1,445	192,099
Peugeot SA	4,806	296,446
Pinault-Printemps-Redoute SA	1,887	173,536
Publicis Groupe SA	3,766	107,765
Renault SA	5,126	419,774
Sagem SA	500	47,910
Sanofi-Aventis	25,320	1,838,896
Schneider SA	6,068	392,778
Societe Generale Class A	9,197	814,914
Sodexho Alliance	2,580	68,341
Suez	22,211	476,749
Technip SA	525	84,876
Television Francaise	3,167	89,955
Thales SA	2,198	73,256
Thomson Multimedia	6,544	137,209
Total Fina SA	16,356	3,335,813
Unibail	1,216	146,609
Valeo	1,981	72,626
Veolia Environnement	7,821	225,356
Vinci SA	1,995	229,863
Vivendi Universal SA (a)	28,232	724,305
Zodiac	1,102	40,730

		19,613,993

Germany (6.42%)
Adidas Salomon AG	1,257	175,626
Allianz AG	8,543	861,506
Altana AG	1,974	115,011
BASF AG	14,671	865,718
Bayer AG	18,201	498,418
Bayerische Hypo Vereinsbank (a)	17,437	335,245
Beiersdorf	461	43,794
Celesio AG	968	66,089
Commerzbank AG (a)	13,899	258,753
Continental AG	3,829	208,422
Daimler Chrysler AG	23,907	987,061
Deutsche Bank AG	14,535	1,046,042
Deutsche Boerse AG	2,844	144,018
Deutsche Lufthansa (a)	6,549	76,312
Deutsche Post AG	12,384	240,714
Deutsche Telekom AG (a)	69,746	1,295,838
Douglas Holding AG	1,264	37,411
E.On AG	17,318	1,279,278
Epcos AG (a)	1,433	21,741
Fresenius Medical Care	952	73,000
Heidelbergcement AG	1,604	74,703
Hypo Real Estate Holding (a)	3,803	130,532

	Shares	Value
Common Stocks (Cont.)

Germany (Cont.)
Infineon Technologies AG (a)	17,358	$177,440
Karstadtquelle AG	850	13,266
Linde AG	2,214	127,755
M.A.N. AG	3,018	103,325
Merck KGAA	1,382	79,127
Metro AG	4,095	182,975
MLP AG	1,705	27,437
Muenchener Rueckvers AG	5,153	497,025
Puma AG	431	115,624
RWE AG	10,864	519,883
SAP AG	5,745	893,775
Schering AG	4,814	304,423
Siemens AG	22,437	1,652,116
Suedzucker AG	1,553	29,356
Thyssen Krupp	8,762	170,965
TUI AG	3,623	67,989
Volkswagen AG	6,169	237,748

		14,035,461

Greece (0.48%)
Alpha Bank AE	5,480	139,842
Bank of Piraeus	4,228	49,109
Coca Cola Hellenic Bottling	2,400	51,754
Commercial Bank of Greece	1,387	30,737
Cosmote Mobile Communication	3,180	52,518
Duty Free Shops	860	14,010
EFG Eurobank	5,610	131,858
Folli-FollieE S.A.	400	11,531
Germanos SA	460	10,800
Greek Org of Football Progno	4,380	84,864
Hellenic Petroleum	3,019	25,004
Hellenic Technodomiki Tev SA	3,096	12,090
Hellenic Telecommunications	6,919	93,100
Hyatt Regency SA	925	9,226
Intracom SA	2,430	9,005
National Bank of Greece	6,823	166,138
Public Power Corp.	3,059	75,931
Technical Olympic SA	3,540	16,289
Titan Cement Co. S.A.	1,300	33,789
Viohalco	2,850	21,195

		1,038,790

Hong Kong (1.68%)
ASM Pacific Technology	3,500	11,469
Bank of East Asia Hong Kong	37,405	105,059
BOC Hong Kong Holdings Ltd.	101,500	185,499
Cathay Pacific Airways Ltd.	30,000	51,365
Cheung Kong Holdings Ltd.	42,000	359,552
Cheung Kong Infrastructure	12,000	31,011
CLP Holdings Ltd.	49,783	284,759

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Espirit Holdings Ltd.	20,500	$104,114
Giordano International Ltd.	34,000	18,750
Hang Lung Properties Ltd.	43,000	63,420
Hang Seng Bank Ltd.	21,074	281,088
Henderson Land Development	21,000	100,459
Hong Kong & China Gas	100,534	187,602
Hong Kong Electric	38,000	168,625
Hong Kong Exchange & Clearing	30,000	68,294
Hopewell Holdings	16,000	33,345
Hutchison Whampoa (a)	789	—
Hutchison Whampoa Ltd.	59,210	463,219
Hysan Development Co.	17,000	29,979
Johnson Electric Holdings	44,716	43,872
Kingboard Chemical Bonus (a)	1,000	—
Li & Fung Ltd.	46,000	66,075
MTR Corp.	43,500	65,552
New World Development	58,800	55,428
PCCW Ltd. (a)	93,000	61,426
Shangri-La Asia Ltd.	26,000	28,010
Sino Land Co.	32,000	23,803
South China Morning Post	12,000	5,156
Sun Hung Kai Properties	37,000	348,779
Swire Pacific Ltd. “A”	27,000	187,856
Techtronic	23,000	45,279
Television Broadcasts Ltd.	8,000	35,808
Texwinca Holdings Ltd.	18,000	15,236
Wharf Holdings Ltd.	35,114	118,215
Yue Yen Industrial Holdings	13,500	34,887

		3,682,991

Ireland (0.89%)
Allied Irish Bank PLC	23,717	398,175
Bank of Ireland	26,861	362,437
CRH PLC	14,794	354,158
DCC PLC	2,156	39,548
Depfa Bank PLC	9,853	134,540
Elan Corp. (a)	10,760	252,903
Fyffes PLC	8,271	18,412
Grafton Grp PLC (a)	6,064	56,408
Greencore Group PLC	2,794	9,764
Independent News & Media PLC	14,216	36,065
Irish Life & Permanent PLC	7,589	122,690
Kerry Group PLC Class A	3,805	84,228
Kingspan Group PLC	2,529	18,744
Ryanair Holdings PLC (a)	9,352	46,753

		1,934,825

Italy (3.89%)
Alleanza Assicurazioni SpA Azione	12,652	146,484
Arnoldo Mondadori Editore	3,562	33,754

	Shares	Value
Common Stocks (Cont.)

Italy (Cont.)
Assicurazione Generali SpA	26,815	$737,972
Autogrill SpA (a)	3,779	53,716
Autostrade SpA	7,183	154,001
Banca Antonveneta SpA (a)	6,327	130,928
Banca Fideuram SpA	7,674	35,597
Banca Intesa	26,794	79,471
Banca Intesa SpA	89,447	340,383
Banca Monte Dei Paschi Siena	32,096	94,797
Banca Nazionale Lavoro (a)	34,548	76,691
Banca Popolare Di Milano	11,081	69,591
Banca Popolare Di Verona	10,047	176,422
Banche Popolari Unite	9,162	152,108
Benetton Group	1,758	21,185
Bulgari SpA	3,409	33,958
Capitalia SpA	40,327	148,446
Edison SpA (a)	20,685	36,013
Enel SpA	67,043	548,605
ENI SpA	72,976	1,637,183
Fiat SpA (a)	13,817	99,660
Finecogroup SPA (a)	5,048	29,945
Finmeccanica SpA	169,526	119,747
Gruppo Editoriale L’Espresso	4,388	24,283
Italcementi SpA	1,619	23,959
Luxottica Group SpA	3,880	69,579
Mediaset SpA	16,798	190,934
Mediobanca SpA	12,750	168,707
Mediolanum SpA	7,055	42,289
Pirelli & Co.	49,890	51,124
RAS SpA	8,591	165,278
San Paolo - IMI SpA	26,084	294,862
Seat Pagine Gaille SpA (a)	118,660	38,515
Snam Rete Gas	23,843	115,343
Telecom Italia	231,216	714,537
Telecom Italia Media (a)	38,241	12,555
Telecom Italia RNC	160,845	369,049
Terna SpA (a)	26,522	63,162
TIM SpA	105,106	567,281
Tiscali SpA (a)	4,618	16,540
Unicredito Italiano SpA	121,847	615,207

		8,499,861

Japan (22.22%)
ACOM Co. Ltd.	1,980	122,749
Aderans Co. Ltd.	900	17,835
Advantest Corp.	1,890	112,531
Aeon Co. Ltd.	8,100	130,619
Aeon Co. Ltd. WI (a)	7,800	124,505
Aeon Credit Service Co. Ltd.	600	34,251
Aiful Corp.	1,150	113,003
Aisin Seiki Co. Ltd.	4,300	106,318

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Ajinomoto Co. Inc.	16,000	$183,256
Alfresa Holdings Corp.	500	17,544
All Nippon Airways Co. Ltd.	13,000	41,714
Alps Eelectronics Co. Ltd.	5,000	59,676
Amada Co. Ltd.	10,000	52,268
Amano Corp.	1,000	8,045
Anritsu Corp.	2,000	13,217
Aoyama Trading Co. Ltd.	1,600	36,360
Ariake Japan Co. Ltd.	440	11,439
Asahi Breweries Ltd.	10,200	104,031
Asahi Glass Co. Ltd.	21,000	191,464
Asahi Kasei Corp.	35,000	151,441
Asatsu Inc.	800	22,034
Autobacs Seven	600	16,798
Bandai Co. Ltd.	2,200	51,895
Bank of Fukuoka Ltd.	15,000	71,721
Bellsystem 24 Inc.	70	17,702
Benesse Corp	1,700	47,441
Bridgestone Corp.	18,000	334,606
Canon Inc.	23,600	1,111,244
Capcom Co. Ltd.	1,400	12,650
Casio Computer Co. Ltd.	5,000	59,040
Central Glass Co. Ltd.	6,000	44,069
Central Japan Railway	28	220,416
Chiba Bank Ltd.	20,000	105,081
Chubu Electric Power Co.	18,300	387,592
Chugai Pharmaceutical Co. Ltd.	6,900	99,665
Circle K Sunkus Co. Ltd. (a)	1,100	26,698
Citizen Watch Co. Ltd.	8,000	78,466
Coca-Cola West Japan Co. Ltd.	1,200	29,234
Comsys Holdings Corp.	3,000	21,653
Credit Saison Co. Ltd.	4,000	123,262
CSK Corp.	1,900	74,784
Dai Nippon Printing Co. Ltd.	18,000	241,178
Daicel Chemical Industries	7,000	34,679
Daiichi Pharmaceutical	6,700	115,534
Daikin Industries Ltd.	6,000	145,350
Dainippon Ink & Chemical Inc.	18,000	39,924
Dainippon Screen Manufacturing Co. Ltd.	5,000	25,907
Daito Trust Construction Co. Ltd.	2,600	105,409
Daiwa House Industry	14,000	137,060
Daiwa Securities Group Inc.	33,000	209,381
Denki Kagaku Kogyo	11,000	33,497
Denso Corp.	14,900	352,827
Dentsu Inc.	42	112,626
Dowa Mining Co. Ltd.	7,000	47,023
East Japan Railway Co.	95	492,228
Ebara Corp.	9,000	38,778
Eisai Co. Ltd.	7,000	190,892

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Familymart Co. Ltd.	1,900	$51,036
Fanuc Co.	3,900	205,618
Fast Retailing Co. Ltd.	1,500	102,127
Fuji Electric Holdings Co. LT	15,000	37,224
Fuji Photo Film Co. Ltd.	13,000	427,779
Fuji Soft ABC Inc.	800	25,161
Fuji Television Network Inc.	14	28,506
Fujikura Ltd.	9,000	37,388
Fujisawa Pharmaceutical	7,700	173,934
Fujitsu Ltd.	47,000	272,148
Furukawa Electric Co. Ltd. (a)	15,000	58,904
Goodwill Group Inc.	9	16,035
Gunma Bank Ltd.	11,000	53,995
Gunze Ltd.	5,000	22,089
Hankyu Department Stores	3,000	21,025
Hino Motors Ltd.	6,000	41,887
Hirose Electric Co. Ltd.	800	73,084
Hitachi Cable Ltd.	4,000	15,126
Hitachi Capital Corp.	1,400	22,080
Hitachi Chemical Co. Ltd.	2,600	38,051
Hitachi Construction Machine	3,000	36,597
Hitachi Ltd.	90,000	544,860
Hitachi Sofware Engineering	800	14,799
Hokkaido Electric Power	4,200	75,326
Hokugin Financial Group Inc.	26,000	54,359
Honda Motor Co. Ltd.	21,800	1,058,195
House Foods Corp.	2,200	29,757
Hoya Corp.	3,100	325,470
Isetan	5,000	51,541
Ishihara Sangyo Kaisha Ltd.	5,000	9,817
Ishikawajima-Harima Heavy Industry	35,000	50,268
ITO Ltd.	800	34,979
ITO Yokado Co. Ltd.	9,200	316,117
Itochu Corp. (a)	37,000	158,077
Itochu Techno-Science Corp.	900	37,551
JAFCO Co. Ltd.	800	42,178
Japan Airlines Corp. (a)	18,000	49,414
Japan Real Estate Investment	6	47,723
Japan Retail Fund Investment	5	37,497
Japan Tobacco Inc.	25	209,526
JFE Holdings Inc.	14,600	416,726
JGC Corp.	6,000	61,140
Joyo Bank Ltd.	21,000	84,756
JSR Corp.	5,000	80,902
Kajima Corp.	25,000	81,811
Kaken Pharmaceutical Co. Ltd.	2,000	11,563
Kamigumi Co. Ltd.	7,000	50,777
Kanebo Ltd. (a)	17,000	25,807
Kaneka Corp.	7,000	68,848

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Kansai Electric Power	20,700	$365,604
Kansai Pain Co. Ltd.	5,000	31,134
KAO Corp.	15,000	332,015
Katokichi Co. Ltd.	900	16,526
Kawasaki Heavy Industries Ltd.	37,000	55,831
Kawasaki Kisen Kaisha Ltd.	14,000	95,955
Keihin Electric Express Railway	12,000	68,067
Keio Teito Electric Railway Co. Ltd.	15,000	78,402
Keyence Corp.	880	185,423
Kikkoman Corp.	3,000	26,479
Kinden Corp.	3,000	18,789
Kinki Nippon Railway	41,000	137,897
Kirin Brewery Co. Ltd.	20,000	173,075
Kobe Steel Ltd.	64,000	93,082
Kokuyo Co. Ltd.	1,300	13,897
Komatsu Ltd.	27,000	173,766
Komori Corp.	2,000	25,470
Konami Co. Ltd.	2,300	51,014
Konica Minolta Holdings Inc.	12,000	164,385
Kouo Seiko Co. Ltd.	3,000	33,679
Kubota Corp.	29,000	137,078
Kuraray Co. Ltd.	11,000	82,592
Kuraya Saneido Inc.	2,300	23,960
Kurita Water Industries Ltd.	3,000	40,769
Kyocera Corp.	4,500	317,017
Kyowa Hakko Kogyo Ltd.	10,000	65,358
Kyushu Electric Power Co.	11,400	213,990
Lawson Inc.	1,600	55,559
Leopalace 21 Corp.	3,600	66,594
Mabuchi Motor Corp.	700	50,268
Makita Corp.	3,000	42,433
Marubeni Corp.	37,000	98,209
Marui Co. Ltd.	9,000	113,308
Matsumotokiyoshi Co. Ltd.	1,000	25,316
Matsushita Electric Industries	62,000	829,034
Matsushita Electric Works	8,114	64,242
Meiji Dairies Corp.	7,000	40,342
Meiji Seika Kaisha Ltd.	9,000	36,079
Meitec Corp.	800	28,797
Millea Holdings Inc.	41	529,225
Minebea Co. Ltd.	11,000	44,996
Mitsubishi Chemical Corp.	47,000	142,696
Mitsubishi Corp.	31,400	339,945
Mitsubishi Electric Corp.	47,000	223,443
Mitsubishi Estate Co. Ltd.	27,000	282,247
Mitsubishi Gas Chem Co.	10,000	42,723
Mitsubishi Heavy Industries Ltd.	78,000	220,507
Mitsubishi Logistics Corp.	3,000	26,398
Mitsubishi Materials Corp.	25,000	52,950
Mitsubishi Rayon Co.	16,000	52,650

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Mitsubishi Tokyo Financial	126	$1,052,577
Mitsui & Co.	35,000	293,655
Mitsui Chemicals Inc.	17,000	84,065
Mitsui Engineering & Shipbuilding	23,000	34,706
Mitsui Fudosan Co. Ltd.	19,000	197,927
Mitsui Mining & Smelting Co. Ltd.	14,000	54,722
Mitsui OSK Lines Ltd.	25,000	150,214
Mitsui Sumitomo Insurance Co.	36,000	297,464
Mitsui Trust Holding Inc.	15,000	94,764
Mitsukoshi Ltd.	10,000	49,995
Mitsumi Electric Co. Ltd.	1,600	17,191
Mizuho Financial Group Inc.	216	812,871
Murata Manufacturing Co. Ltd.	6,200	298,700
Namco Ltd. WI (a)	900	10,226
Namco Ltd.	900	10,226
NEC Corp.	47,000	281,547
NEC Electronics Corp.	1,000	51,177
Net One Systems Co. Ltd.	13	48,096
NGK Insulators Ltd.	8,000	67,412
NGK Spark Plug Co. Ltd.	5,000	52,177
Nichii Gakkan Co.	550	14,374
Nichirei Corp.	5,000	16,362
Nidec Corp.	1,300	131,643
Nikko Cordial Corp.	42,000	170,657
Nikon Corp.	8,000	75,484
Nintendo Co. Ltd.	2,800	343,096
Nippon Express Co. Ltd.	22,000	106,790
Nippon Kayaku Co. Ltd.	2,000	10,290
Nippon Light Metal Co. Ltd.	11,000	24,598
Nippon Meat Packers Inc. Osaka	5,000	66,994
Nippon Mining Holdings Inc.	21,000	106,518
Nippon Oil Corp.	35,000	221,116
Nippon Sanso Co.	6,000	31,470
Nippon Sheet Glass Ltd.	9,000	29,615
Nippon Shokubai Co. Ltd.	3,000	22,443
Nippon Steel Corp.	170,000	404,872
Nippon Unipac Holding	24	105,372
Nippon Yusen Kabushiki Kaish	25,000	129,534
Nishimatsu Construction Co.	7,000	21,698
Nissan Chemical Industries	4,000	30,724
Nissan Motor Co. Ltd.	69,600	759,204
Nisshin Seifun Group Inc.	6,000	58,031
Nisshin Steel Co. Ltd.	20,000	44,360
Nisshinbo Industries Inc.	5,000	33,679
Nissin Food Products Co. Ltd.	2,600	63,931
Nitori Co. Ltd.	450	25,852
Nitto Denko Corp.	4,500	207,390
NOK Corp.	2,600	79,884
Nomura Holdings Inc.	52,000	668,848
Nomura Research Institute	600	48,377

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
NSK Ltd.	13,000	$55,895
NTN Corp.	12,000	63,703
NTT Corp.	147	586,610
NTT Data Corp.	35	92,264
NTT Docomo Inc.	565	960,413
OBIC Co. Ltd.	200	37,597
Odakyu Electric Railway Co.	17,000	90,092
Office Building Fund of Japan	7	55,168
Ohbayashi Corp.	16,000	79,702
OJI Paper Co. Ltd.	22,000	124,589
OKI Electrick Industries Co. Ltd. (a)	16,000	49,595
Okumura Corp.	5,000	22,725
Olympus Corp.	6,000	115,899
Omron Corp.	6,000	132,806
Onward Kashiyama Co. Ltd.	4,000	55,631
Oracle Corp.	900	44,423
Oriental Land Co. Ltd.	1,400	84,883
Orix Corp.	2,200	225,979
Osaka Gas Co. Ltd.	57,000	155,440
Pioneer Corp.	4,400	91,992
Promise Co. Ltd.	2,400	157,295
QP Corp.	1,800	15,086
Rakuten Inc.	13	84,729
Resona Holdings Inc. (a)	125,000	188,619
Ricoh Co. Ltd.	19,000	358,376
Rinnai Corp.	900	27,488
Rohm Co. Ltd.	3,000	302,154
Ryohin Keikaku Co. Ltd.	700	30,288
Saizeriya Co. Ltd.	900	13,286
Sammy Corp.	1,000	49,086
Sanden Corp.	3,000	19,771
Sanken Electric Co. Ltd.	3,000	28,606
Sankyo Co. Ltd.	10,300	218,153
Sankyo Co. Ltd. GUNMA	1,600	63,267
Sanwa Shutter Corp.	4,000	18,180
Sanyo Electric Co. Ltd.	41,000	133,052
Sapporo Breweries	6,000	19,416
Secom Co. Ltd.	6,000	208,890
Sega Corp. (a)	2,800	37,898
Seiko Epson Corp.	2,600	111,081
Seino Tranportation Co. Ltd.	4,000	35,815
Sekisui House Ltd.	14,000	133,879
Sekisui Chemical	12,000	82,902
Seven Eleven Japan Ltd.	10,200	292,064
Seventy Seven Bank Ltd.	10,000	56,268
Sharp Corp.	26,000	358,295
Shimachu Co. Ltd.	1,500	36,269
Shimamura Co. Ltd.	500	33,361
Shimano Inc.	2,200	56,295
Shimizu Corp.	14,000	55,740

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Shin-Etsu Chemical Co. Ltd.	10,000	$359,967
Shinsei Bank LTD.	15,000	91,083
Shionogi & Co. Ltd.	8,000	114,826
Shiseido Co. Ltd.	10,000	123,171
Shizuoka Bank Ltd.	17,000	128,107
Showa Denko	25,000	59,767
Showa Shell Sekiyu	4,300	38,227
Skylark Co. Ltd.	2,100	34,838
SMC Corp.	1,500	143,851
Snow Brand Milk Product Co. (a)	4,000	11,635
Softbank Corp.	6,300	292,637
Sojitz Holdings Corp. (a)	5,100	19,888
Sompo Japan Insurance Co.	21,000	178,293
Sony Corp.	25,700	878,393
Stanley Electric Co. Ltd.	4,000	56,140
Sumitomo Balelite Co. Ltd.	5,000	30,179
Sumitomo Chemical Co. Ltd.	37,000	175,566
Sumitomo Corp.	25,000	186,347
Sumitomo Electric Industries	19,000	168,912
Sumitomo Heavy Industries (a)	14,000	41,487
Sumitomo Metal Industries	99,000	117,889
Sumitomo Metal Mining Co. Ltd.	14,000	97,228
Sumitomo Mitsui Financial	112	641,396
Sumitomo Osaka Cement Co. Ltd.	11,000	23,998
Sumitomo Realty & Development	11,000	117,489
Sumitomo Trust & Banking	33,000	195,582
Surgua Bank Ltd.	6,000	42,814
Suzuken Co. Ltd.	1,440	37,437
T&D Holdings Inc. (a)	4,900	214,690
Taiheyo Cement Corp.	23,000	52,268
Taisei Corp.	21,000	66,812
Taisho Pharmaceutical Co. Ltd.	5,000	92,719
Taiyo Yuden Co. Ltd.	3,000	31,143
Takara Holdings Inc.	5,000	30,543
Takashimaya Co. Ltd.	7,000	58,349
Takeda Chemical Industries	24,800	1,127,170
Takefuji Corp.	1,910	122,402
Takuma Co. Ltd.	2,000	14,290
TDK Corp.	3,300	220,180
Teijin Ltd.	22,000	78,793
Teikoku Oil Co.	5,000	27,770
Terumo Corp.	4,700	107,236
The Bank of Yokohama Ltd.	31,000	166,821
The Daimaru Inc.	6,000	46,250
THK Co. Ltd.	2,600	43,794
TIS Inc.	900	30,434
Tobu Railway Co. Ltd.	20,000	73,266
Toda Corp.	6,000	22,471
TOHO Co. Ltd.	3,800	54,059
Tohoku Electric Power	12,000	198,309

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Tokyo Broadcasting System	1,000	$15,626
Tokyo Electric Power Co.	31,900	687,238
Tokyo Electron Ltd.	4,800	234,306
Tokyo Gas Co. Ltd.	70,000	248,796
Tokyo Style Co. Ltd.	2,000	22,852
Tokyu Corp.	27,000	123,207
Tokyu Land Corp.	8,000	21,598
Tonengeneral Sekiyu	9,000	77,802
Toppan Printing Co. Ltd.	16,000	157,222
Toray Industries Inc.	34,000	157,622
Toshiba Corp.	80,000	294,519
Tosoh Corp.	11,000	44,596
Tostem Inax Holding Corp.	7,000	128,216
Toto Ltd.	9,000	78,293
Toy Suisan Kaisha Ltd.	2,000	26,089
Toyo Seikan Kaisha Ltd.	4,000	61,885
Toyobo Co. Ltd.	14,000	31,815
Toyoda Gosei Co. Ltd.	1,600	31,052
Toyota Industries Corp.	5,200	118,407
Toyota Motor Corp.	80,600	3,091,828
Trend Micro Inc.	2,500	107,717
UBE Industries Ltd. (a)	19,000	25,043
UFJ Holdings (a)	106	465,394
UNI Charm Corp.	1,200	59,558
Uniden Corp.	2,000	42,087
UNY Co. Ltd.	5,000	51,495
Ushio Inc.	3,000	50,668
USS Co. Ltd.	580	43,812
Wacoal Corp.	4,000	39,269
West Japan Railway Co.	47	183,711
World Co. Ltd.	1,000	27,134
Yahoo Japan Corp. (a)	26	115,808
Yahoo Japan Corp. (a)	26	114,862
Yakult Honsha Co. Ltd.	3,000	46,359
Yamada Denki Co. Ltd.	2,100	72,539
Yamaha Corp.	4,600	70,123
Yamaha Motor Co. Ltd.	4,400	66,794
Yamanouchi Pharmaceutical	8,600	278,302
Yamato Transport Co. Ltd.	11,000	151,686
Yamazaki Baking Co. Ltd.	3,000	26,179
Yokogawa Electric Corp.	6,000	69,103
Zeon Corp.	4,000	27,743

		48,568,607

Luxembourg (0.11%)
Arcelor	13,182	243,930

Netherlands (4.86%)
ABN Amro Holdings NV	43,563	990,860
Aegon NV	37,644	406,346
AKZO Nobel	7,448	263,328

	Shares	Value
Common Stocks (Cont.)

Netherlands (Cont.)
ASML Holding NV (a)	13,167	$169,640
Corio NV	1,172	56,274
DSM NV	2,140	111,775
Euronext	2,738	78,008
Getronics NV (a)	13,502	28,209
Hagemeyer NV (a)	14,127	26,353
Heineken NV	6,931	208,934
IHC Caland NV	883	45,769
ING Groep NV CVA	50,081	1,265,544
Koninklijke AHold NV (a)	42,851	273,908
Koninklijke KPN NV	55,408	415,500
Numico NV (a)	4,187	133,506
OCE NV	2,286	35,735
Philips Electronics NV	36,581	838,875
Qiagen NV (a)	4,066	46,014
Randstad Holding NV	1,345	48,774
Reed Elsevier NV	19,232	248,018
Rodamco Continental Europe	1,401	91,906
Royal Dutch Petroleum Co.	58,255	3,004,332
Stmicroelectronics NV	16,205	279,717
TNT Post Group	8,784	214,871
Unilever NV	15,852	913,132
Vedior NV	5,802	89,831
VNU NV	6,450	166,039
Wereldhave NV	569	49,143
Wolters Kluwer - CVA	7,665	129,161

		10,629,502

New Zealand (0.23%)
Auckland International Airport	9,414	45,552
Carter Holt Harvey Ltd.	19,351	29,507
Contact Energy Ltd.	6,217	25,448
Fisher & Paykel Appliances Class H	6,917	18,938
Fisher & Paykel Healthcare Class C	1,981	20,406
Fletcher Building Ltd.	9,750	39,447
Independent Newspapers Ltd.	2,780	9,608
NGC Holdings Ltd.	3,020	6,345
Sky City Entertainment Group	11,467	35,903
Sky Network Television Ltd. (a)	1,446	5,272
Telecom Corp. of New Zealand	55,518	221,609
Tower Ltd. (a)	10,466	15,037
Warehouse Group Ltd.	6,267	17,966
Waste Management Ltd.	3,571	12,778

		503,816

Norway (0.60%)
DNB Holding ASA	18,342	145,597
Frontline Ltd.	1,077	50,653
Norsk Hydro ASA	4,066	296,996
Norske Skogindustrier Class ASA	3,165	56,970
Orkla AS Class A	5,282	146,453

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Norway (Cont.)
Petroleum Geo Services (a)	458	$22,428
Schibsted	1,284	27,419
Smedvig ASA Class A	1,055	13,840
Statoil ASA	14,910	214,483
Storebrand ASA	6,243	47,230
Tandberg ASA	3,586	32,475
Telenor ASA	22,252	170,001
Tomra Systems	5,858	22,180
Yara International ASA (a)	5,266	56,127

		1,302,852

Portugal (0.36%)
Banco Comercial Portugues SA	50,977	110,941
Banco Espirito Santo	3,010	50,346
BPI SPGS SA	10,426	39,157
Brisa Auto Estradas	8,922	72,564
Cimpor Cimentos De Portugal	3,924	20,251
Electricdade De Portugal SA	53,151	155,332
Jeronimo Martins (a)	1,113	12,554
Portugal Telecom SA	24,133	266,205
PT Multimedia Servicos	1,158	25,850
Sonae SGPS SA	26,818	30,016

		783,216

Singapore (0.87%)
Allgreen Properties Ltd.	14,000	9,225
Ascendas Real Estate Investment Trust	14,000	12,882
Capitaland Ltd.	29,128	30,952
Capitamall Trust	12,000	11,683
Chartered Semiconductor Manufacturing Ltd. (a)	30,600	18,711
City Developments	12,031	46,781
Comfortdelgro Corp. Ltd.	46,000	35,773
Creative Technology Ltd.	1,500	16,563
Cycle & Carriage Ltd.	4,000	19,590
Datacraft Asia Ltd. (a)	10,000	7,150
DBS Group Holdings Ltd.	30,445	289,178
Fraser & Neave Ltd.	5,300	43,734
Haw Par Corp. Ltd.	3,374	9,935
Keppel Corp. Ltd.	16,001	75,042
Keppel Land Ltd.	9,000	10,151
Neptune Orient Lines Ltd.	33,000	55,245
Overseas-Chinese Banking Corp.	30,000	249,332
Parkway Holdings Ltd.	22,000	17,370
Sembcorp Industries Ltd.	20,000	17,453
Sembcorp Logistics Ltd.	10,000	13,476
Sembcorp Marine Ltd.	13,000	8,026
Singapore Airlines Ltd.	14,000	90,591
Singapore Exchange Ltd.	25,000	26,269

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Singapore Land Ltd.	2,000	$5,414
Singapore Post Ltd.	38,000	18,047
Singapore Press Holdings Ltd.	44,200	124,374
Singapore Technologies Engineering	39,381	49,095
Singapore Telecommunications	158,790	220,581
Stats Chippac Ltd. (a)	23,000	14,200
United Oberseas Land Ltd.	9,000	11,701
United Overseas Bank	32,616	265,265
Venture Corp. Ltd.	6,397	62,660
Wing Tai Holdings	14,000	7,522

		1,893,971

Spain (3.54%)
Abertis Infraestructuras SA	7,242	135,362
AC Gamesa	2,733	40,139
AC. Acerinox	5,152	71,246
ACS Activades Cons Y Serv	7,605	138,743
Aguas De Barcelona	2,139	37,640
Altadis SA	7,728	263,329
Amadeus Global Travel	8,763	69,418
Antena 3 Television (a)	581	34,624
Banco Bilbao Vizcaya Argenta	89,331	1,230,900
Banco Popular Espanol	4,351	242,084
Banco Santander Central	120,417	1,177,040
Corporacion Mapfre SA	2,925	34,375
Endesa SA	26,697	508,962
Fomento De Construct Y Contra	1,379	51,259
Gas Natural SDG SA	4,444	109,978
Grupo Acciona SA	801	51,350
Grupo Ferrovial	1,726	77,165
Iberia (Linea Aer De Espana)	12,205	33,847
Inditex	6,086	150,614
Indra Sistemas SA	3,438	45,833
lberdrola SA	21,319	442,756
Metrovacesa SA	890	36,447
Metrovacesa Temp Line	44	1,802
NH Hoteles SA	1,345	14,920
Promotora De Infom SA	2,292	42,327
Repsol VPF SA	25,488	560,401
Sacyr Vallehermoso SA (a)	74	1,052
Sacyr Vallenhermoso SA	2,967	42,063
Sogecable SA (a)	986	39,728
Telefonica Publicidad	4,845	33,922
Telefonica SA	123,959	1,857,573
Union Electrica Fenosa SA	5,958	135,517
Zeltia SA	4,675	32,267

		7,744,683

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Sweden (2.49%)
Alfa Laval AB	2,441	$35,540
ASSA Abloy AB Class B	8,400	105,281
Atlas Copco AB Class A	3,088	118,761
Atlas Copco AB Ser B	1,882	66,305
Axfood AB	665	17,994
Billerud AB	1,796	27,752
Capio AB (a)	1,577	14,946
Castellum AB	979	28,373
D. Carnegie & Co. AB	1,400	13,845
Electrolux AB Class B	7,868	143,732
Elekta AB Class B (a)	673	16,362
Eniro AB	4,693	40,610
Eniro AB Redemption Shares (a)	276	3,241
Ericsson LM Class B	411,101	1,276,132
Gambro AB Class A	4,738	54,340
Gambro AB Class B	2,764	31,036
Getinge AB Class B	4,268	51,881
Hennes & Mauritz	13,159	362,390
Hoganas Class B	736	17,034
Holmen AB Class B	1,334	39,394
Lundin Petroleum AB (a)	4,049	23,859
Modern Times Group (a)	1,492	27,871
Nordea AB	61,198	500,142
OM AB (a)	2,116	25,140
Oriflame Cosmetics SA (a)	450	10,168
Sandvik AB	6,178	213,415
SAS AB (a)	1,598	11,852
Scania AB Class B	2,653	89,824
Securitas AB Class B	8,524	113,567
Skandia Forsakrings AB	29,035	114,856
Skandinaviska Enskilda Bankn Class A	13,077	202,069
Skanska AB Class B	9,995	103,993
SKF AB Class B	2,555	97,034
Ssab Svenskt AB Series A	1,528	28,963
SSAB Svenskt AB Series B	652	11,955
Svenska Cellulosa AB Class B	5,467	212,508
Svenska Handelbanken	15,205	318,489
Swedish Match AB	9,931	105,032
Tele2 AB Class B	2,683	99,869
Teliasonera AB	52,049	253,078
Trelleborg AB Class B	2,394	35,513
Volvo AB Class B	6,368	224,789
Volvo Akttiebolag AB Class A	2,774	94,302
Wihlborgs Fastigheter AB	3,328	52,339
WM Data AB	7,612	13,592

		5,449,168

	Shares	Value
Common Stocks (Cont.)

Switzerland (6.89%)
ABB Ltd. (a)	51,904	$317,639
Adecco SA	3,691	183,787
CIBA Specialty Chemicals (a)	1,902	118,689
CIE Fincance Richemont Class A	15,061	417,907
Clariant AG	6,575	78,943
Credit Suisse Group (a)	31,544	1,009,540
Geberit AG Reg	91	70,891
Givaudan	218	132,885
Holcim Ltd.	5,042	266,647
Kudelski SA Bearer (a)	1,008	28,739
Kuoni Reisen Holding	78	28,941
Logitech International (a)	1,222	59,375
Lonza AG	1,044	47,331
Micronas Semiconductor (a)	849	36,138
Nestle SA	11,233	2,580,121
Nobel Biocare Holding AG	68	10,581
Nobel Biocare Holding AG	543	84,129
Novartis AG	66,419	3,104,514
Phonak Holding AG	1,381	44,420
Rieter Holding AG	136	36,918
Roche Holding AG	19,551	2,025,522
Schindler Holding AG	156	44,477
Serono SA Class B	177	109,599
SGS Sociate Genera l Surveillance Holding	120	66,016
Straumann Holding AG-REG	197	41,927
Sulzer AG	93	27,934
Swiss Reinsurance	8,948	516,334
Swisscom AG	738	256,639
Syngenta AG	2,981	284,897
Synthes Inc.	1,270	138,714
The Swatch Group AG	1,683	46,429
The Swatch Group AG Class B	889	120,304
UBS AG	29,857	2,107,722
Unaxis Holding AG	350	30,920
Valora Holding AG	102	21,462
Zurich Financial Services (a)	3,975	568,245

		14,926,562

United Kingdom (25.29%)
3I Group PLC	17,385	175,001
Aegis Group PLC	32,680	57,295
Aggreko PLC	6,054	15,633
Alliance Unichem PLC	7,225	87,261
AMEC PLC	8,402	48,302
Amvescap PLC	20,130	108,977
ARM Holdings	29,885	45,219
Arriva PLC	4,849	39,102
Associated British Ports Holdings PLC	9,292	74,256
Astrazeneca PLC	46,654	1,914,870

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Aviva PLC	62,585	$620,921
BAA PLC	29,687	297,760
BAE Systems PLC	85,271	347,283
Balfour Beatty PLC	11,946	60,288
Barclays PLC	181,590	1,744,014
Barratt Developments PLC	6,776	69,498
BBA Group PLC	12,207	59,172
Bellway PLC	2,791	36,920
Berkeley Group	2,941	67,577
BG Group PLC	99,119	666,366
BHP Billiton PLC	68,634	723,221
BOC Group PLC	14,132	226,380
Boots Group PLC	21,456	249,612
BP Amoco PLC	609,316	5,824,347
BPB PLC	13,757	106,696
Brambles Industries PLC	21,292	99,062
British Airways PLC (a)	15,321	57,609
British American Tobacco	43,043	624,766
British Land Co. PLC	13,331	179,729
British Sky Broadcasting PLC	35,047	304,365
BT Group PLC	238,185	775,828
Bunzl PLC	12,502	94,301
Cable & Wireless PLC	67,674	119,873
Cadbury Schweppes PLC	57,224	440,706
Capita A Group PLC	18,672	111,319
Carnival PLC	4,734	233,077
Cattle’s Holdings PLC	9,132	54,650
Centrica PLC	120,376	547,515
Close Brothers Group PLC	3,443	43,205
Cobham PLC	3,104	74,922
Compass Group PLC	59,353	237,156
Cookson Group PLC (a)	49,137	26,712
Corus Group PLC (a)	114,750	106,049
Daily Mail & General NV	8,451	110,031
Davis Service Group PLC	4,824	32,344
De La Rue Co. PLC	5,153	29,064
Diageo PLC	84,850	1,060,921
Dixons Group PLC	53,152	164,461
Eircom Group PLC (a)	11,647	22,016
Electrocomponents PLC	11,470	64,641
EMAP PLC	7,468	101,902
EMI Group PLC	22,028	88,117
Enterprise Inns	9,836	101,596
Exel PLC	8,270	102,505
First Group	11,683	62,136
FKI Babcock	14,846	32,283
Friends Provident PLC	53,586	135,216
GKN PLC	20,220	78,686
GlaxoSmithKline PLC	164,727	3,555,156
Great Portland Estates	3,771	19,270

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Group 4 Securicor (a)	32,208	$67,702
GUS PLC	28,192	459,781
Hammerson PLC	7,870	103,251
Hanson	19,948	147,844
Hays PLC	47,484	108,848
HBOS PLC	107,989	1,459,824
Hilton Group PLC	44,074	221,031
HMV Group PLC	9,630	39,831
HSBC Holdings PLC	307,193	4,881,947
ICAP PLC	11,852	47,249
IMI PLC	9,500	61,285
Imperial Chemical Industries	32,444	124,051
Imperial Tobacco Group PLC	20,235	441,481
Inchape PLC	2,167	61,219
Intercontinental Hotels Group	20,563	234,193
International Power PLC (a)	40,539	106,334
Intertek Testing Services	3,919	42,610
Invensys PLC (a)	152,577	31,105
Invensys PLC Deferred (a)	93,894	—
ITV PLC	116,811	228,078
Johnson Matthey Public Ltd.	6,371	110,254
Kelda Group PLC	10,222	99,192
Kesa Electricals PLC	14,346	73,570
Kidde PLC	23,865	53,409
Kingfisher PLC	64,763	361,753
Land Securities Group	13,128	279,048
Legal and General PLC	181,086	325,685
Liberty International PL	7,551	113,160
Lloyds TSB Group PLC	155,152	1,213,166
Logica PLC	21,951	68,914
London Stock Exchange GBP	7,306	45,675
Man E D & F Group	7,731	166,571
Marconi Corp. PLC (a)	5,348	56,305
Marks & Spencer Group PLC	62,709	389,768
Meggitt PLC	11,275	49,853
MFI Furniture Group PLC	17,686	33,811
Misys PLC	15,108	53,659
Mitchells Butler	15,555	76,740
National Express Group PLC	3,502	43,153
National Grid Transco PLC	85,715	724,199
Next PLC	7,283	215,516
Novar PLC	15,082	31,703
Pearson PLC	22,446	240,386
Penninsular & Orient Steam Navigation	21,151	100,802
Persimmon PLC	7,040	84,389
Pilkington PLC	27,388	44,915
Premier Farnell PLC	9,371	32,816
Provident Financial PLC	7,546	77,054
Prudential PLC	56,849	464,087

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Punch Taverns PLC	7,142	$65,228
Rank Group PLC	17,010	86,153
Reckitt Benckiser PLC	16,573	406,632
Reed International PLC	35,115	308,615
Rentokil Initial PLC	51,130	139,442
Reuters Group PLC	39,934	225,415
Rexam PLC	15,263	117,132
Rio Tinto PLC	29,566	796,147
RMC Group PLC	7,401	113,929
Rolls Royce Group (a)	41,323	189,637
Royal Bank of Scotland Group PLC	83,409	2,412,281
Royal Sun Alliance Insurance Group PLC	80,444	104,227
Sabmiller PLC	23,036	304,519
Sage Group PLC	35,706	104,980
Sainsbury	37,702	174,045
Schroders PLC	3,763	42,243
Scottish & Newcastle PLC	21,746	148,757
Scottish & Southern Energy PLC	23,626	333,511
Scottish Power PLC	51,627	395,263
Serco Group	12,989	50,605
Severn Trent PLC	9,461	150,527
Shell Transport & Trading	268,611	1,973,771
Signet Group PLC	48,078	99,755
Slough Estates PLC	12,529	105,743
Smith & Nephew PLC	25,558	235,273
Smiths Group PLC	15,481	208,154
SSL International PLC	4,684	23,511
Stagecoach	20,769	34,342
Tate & Lyle PLC	10,741	75,130
Taylor Woodrow PLC	15,219	72,600
Tesco PLC	214,542	1,108,971
TI Automotive Ltd. (a) (b)	12,271	—
Tomkins PLC	20,632	99,076
Trinity Mirror PLC	8,304	99,014
Unilever PLC	76,510	623,550
United Business Media	9,640	81,535
United Utilities PLC	16,016	161,220
United Utilities PLC Class A	8,898	59,175
Vodafone Group PLC	1,879,102	4,503,272
Whitebread Holding PLC	8,452	126,203
William Hill PLC	11,422	110,423
Wimpey (George) PLC	10,939	79,687
Wolseley PLC	15,931	272,375
WPP Group PLC	31,181	290,708
Yell Group PLC	19,060	121,749

		55,288,902

Total Common Stocks
(cost $223,662,128)		215,583,209

	Shares	Value
Preferred Stocks (0.49%)

Australia (0.27%)
News Corp. Ltd. PFD	75,656	$599,120

Germany (0.22%)
Fresenius Medical Care PFD	763	41,608
Henkel KGAA Vorzug	1,636	120,383
Porsche AG PFD	223	145,087
Prosieben Sat 1 Media AG	2,408	44,440
RWE AG PFD	1,038	42,043
Volkswagen AG PFD	2,887	78,663

		472,224

Total Preferred Stocks (cost $1,033,612)		1,071,344

	Principal amount	Value
Repurchase Agreement (0.44%)
Investors Triparty Repurchase Agreements, (c) (d) 1.470% to be repurchased at $966,789 on 10/01/2004	$966,749	$966,749

Total Repurchase Agreement (cost $966,749)		966,749

TOTAL INVESTMENTS (99.55%) (cost $225,662,489)		217,621,302
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (0.45%)		985,040

NET ASSETS (100.00%)		$218,606,342

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of this security had no market value.
(c)	Repurchase agreement is fully collateralized by U.S. Treasury or Government Agency Securities.
(d)	At September 30, 2004, these securities and cash have been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

Approximately 32.9% of the investment securities are denominated in the Euro, followed by 25.4% in the British Pound, 22.3% in the Japanese Yen, 6.9% in the Swiss Franc, 5.3% in the Australian Dollar, and 2.5% in the Swedish Krone. The remaining investment securities representing 4.7% of total investments are denominated in six currencies, each of which represents less than 1.8% of total investments.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

INTERNATIONAL FUND INDUSTRY CLASSES

Industry	Value	%
Banks	$32,007,906	14.6%
Communications	23,888,797	10.9
Consumer Goods & Services	23,192,544	10.6
Mining & Refining	22,600,866	10.3
Machinery, Manufacturing, & Construction	21,380,003	9.8
Health Care	18,730,727	8.6
Real Estate & Other Financial	16,965,294	7.8
Transportation	15,679,090	7.2
Retail	10,103,251	4.6
Agriculture, Foods, & Beverage	9,835,000	4.5
Utilities & Energy	8,470,569	3.9
Insurance	8,054,641	3.7
Chemicals	5,257,917	2.4
Other	487,948	0.2

Total Stocks	216,654,553	99.1
Short-term Investments	966,749	0.4
Cash and Other Assets, Net of Liabilities	985,040	0.5

Net Assets	$218,606,342	100.0%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares	Value
Registered Investment Companies (99. 80%)
State Farm Variable Product Trust Bond Fund (40.38%)	3,059,565	$31,635,898
State Farm Variable Product Trust Large Cap Equity Index Fund (59.42%)	4,080,737	46,561,209

Total Registered Investment Companies (cost $82,456,647)		78,197,107

TOTAL INVESTMENTS (99.80%) (cost $82,456,647)		78,197,107
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		155,030

NET ASSETS (100.00%)		$78,352,137

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (62.09%)

Aerospace/Defense (1.12%)
TRW Inc. 6.730%, 07/11/2007	$900,000	$965,981
General Dynamics Corp. 3.000%, 05/15/2008	1,000,000	983,059

		1,949,040

Agriculture, Foods, & Beverage (6.03%)
Coca-Cola 4.000%, 06/01/2005	1,000,000	1,009,661
Sysco Corp. 4.750%, 07/30/2005	1,000,000	1,015,996
Kellogg Co. 6.000%, 04/01/2006	1,000,000	1,045,595
Coca-Cola Enterprises Inc. 2.500%, 09/15/2006	1,000,000	990,745
Bottling Group LLC 2.450%, 10/16/2006	1,000,000	989,379
General Mills Inc. 5.125%, 02/15/2007	1,000,000	1,041,482
Sara Lee Corp. 2.750%, 06/15/2008	1,000,000	978,388
Campbell Soup Co. 6.750%, 02/15/2011	1,000,000	1,135,153
HJ Heinz Co. 6.625%, 07/15/2011	1,000,000	1,126,492
ConAgra Foods Inc. 6.750%, 09/15/2011	1,000,000	1,125,132

		10,458,023

Automotive (3.30%)
Toyota Motor Credit 5.650%, 01/15/2007	1,000,000	1,053,562
General Motors Acceptance Corp. 6.150%, 04/05/2007	1,500,000	1,576,306
General Motors Corp. 7.200%, 01/15/2011	1,000,000	1,059,068
Ford Motor Credit Co. 7.375%, 02/01/2011	1,000,000	1,087,512
Goodyear Tire & Rubber Co. 7.857%, 08/15/2011	1,000,000	942,500

		5,718,948

Banks (1.42%)
Bank One Corp. 2.625%, 06/30/2008	1,000,000	964,328
Bank of America Corp. 4.250%, 10/01/2010	1,500,000	1,503,896

		2,468,224

	Principal amount	Value
Corporate Bonds (Cont.)

Building Materials & Construction (2.08%)
Masco Corp. 6.750%, 03/15/2006	$500,000	$527,030
York International Corp. 6.625%, 08/15/2006	1,000,000	1,057,463
Hanson Australia Funding 5.250%, 03/15/2013	1,000,000	1,015,710
Leggett & Platt Inc. 4.700%, 04/01/2013	1,000,000	1,000,688

		3,600,891

Chemicals (3.67%)
Praxair Inc. 6.900%, 11/01/2006	1,000,000	1,080,688
The Dow Chemical Co. 5.750%, 12/15/2008	1,000,000	1,067,293
Great Lakes Chemical Corp. 7.000%, 07/15/2009	2,000,000	2,247,332
Air Products & Chemicals Inc. 4.125%, 12/01/2010	1,000,000	999,482
EI du Pont de Nemours and Co. 4.125%, 03/06/2013	1,000,000	970,517

		6,365,312

Computers (0.59%)
International Business Machines Corp. 4.125%, 06/30/2005	1,000,000	1,013,963

Consumer & Marketing (6.60%)
The Procter & Gamble Co. 4.000%, 04/30/2005	1,000,000	1,010,534
The Gillette Co. 4.000%, 06/30/2005	1,000,000	1,010,854
Hasbro Inc. 5.600%, 11/01/2005	2,000,000	2,060,000
Steelcase Inc. 6.375%, 11/15/2006	1,000,000	1,042,063
RR Donnelley & Sons 3.750%, 04/01/2009	1,000,000	984,973
Newell Rubbermaid Inc. 4.625%, 12/15/2009	1,000,000	1,011,512
Unilever Capital Corp. 7.125%, 11/01/2010	1,000,000	1,157,910
Clorox Co. 6.125%, 02/01/2011	1,000,000	1,104,626
Kimberly Clark Corp. 5.000%, 08/15/2013	1,000,000	1,036,152
The Procter & Gamble Co. 4.950%, 08/15/2014	1,000,000	1,024,342

		11,442,966

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Consumer Staples (1.24%)
Dean Foods Co. 8.150%, 08/01/2007	$1,000,000	$1,087,500
Kraft Foods Inc. 5.625%, 11/01/2011	1,000,000	1,056,254

		2,143,754

Electronic/Electrical Mfg. (1.53%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	533,707
5.750%, 11/01/2011	1,000,000	1,091,350
General Electric Co. 5.000%, 02/01/2013	1,000,000	1,028,441

		2,653,498

Financial Services (1.79%)
General Electric Capital Corp.
4.250%, 01/28/2005	1,000,000	1,006,948
JP Morgan Chase & Co.
5.350%, 03/01/2007	1,000,000	1,049,862
Citigroup Inc.
5.000%, 03/06/2007	1,000,000	1,043,596

		3,100,406

Forest Products & Paper (2.10%)
MeadWestvaco Corp. 6.850%, 11/15/2004	1,000,000	1,003,898
International Paper Co. 7.875%, 08/01/2006	1,000,000	1,079,572
Weyerhaeuser Co. 6.125%, 03/15/2007	1,000,000	1,064,497
International Paper Co. 4.000%, 04/01/2010	500,000	488,550

		3,636,517

Health Care (5.57%)
Merck & Co. Inc. 4.125%, 01/18/2005	1,000,000	1,005,478
Eli Lilly & Co. 2.900%, 03/15/2008	1,000,000	984,118
Bristol-Myers Squibb Co. 4.000%, 08/15/2008	1,000,000	1,013,389
Abbott Laboratories
5.400%, 09/15/2008	500,000	532,074
3.500%, 02/17/2009	500,000	495,589
Hillenbrand Industries 4.500%, 06/15/2009	1,000,000	1,020,718
Merck & Co. Inc. 4.375%, 02/15/2013	1,000,000	992,772
Becton Dickinson & Co. 4.550%, 04/15/2013	1,000,000	991,623

	Principal amount	Value
Corporate Bonds (Cont.)

Health Care (Cont.)
Schering Plough Corp. 5.300%, 12/01/2013	$500,000	$517,442
Astrazeneca PLC SP 5.400%, 06/01/2014	1,000,000	1,058,623
Boston Scientific Corp. 5.450%, 06/15/2014	1,000,000	1,047,483

		9,659,309

Machinery & Manufacturing (5.10%)
3M Co. 4.150%, 06/30/2005	1,000,000	1,018,870
Ingersoll Rand 6.250%, 05/15/2006	1,000,000	1,050,571
Cooper Industries Inc. 5.250%, 07/01/2007	1,000,000	1,048,744
Dover Corp. 6.250%, 06/01/2008	1,425,000	1,567,117
BF Goodrich Co. 6.600%, 05/15/2009	1,000,000	1,092,161
Honeywell International Inc. 7.500%, 03/01/2010	1,000,000	1,165,551
Caterpillar Inc. 6.550%, 05/01/2011	1,000,000	1,131,578
Johnson Controls Inc. 4.875%, 09/15/2013	750,000	764,413

		8,839,005

Media & Broadcasting (1.85%)
Gannett Co. 4.950%, 04/01/2005	1,000,000	1,012,068
The Walt Disney Co. 5.500%, 12/29/2006	1,000,000	1,045,107
Knight-Ridder Inc. 7.125%, 06/01/2011	1,000,000	1,148,831

		3,206,006

Mining & Metals (1.46%)
Rio Tinto Finance USA Ltd. 2.625%, 09/30/2008	1,000,000	960,853
Alcan Inc. 6.450%, 03/15/2011	500,000	559,887
BHP Billiton Finance 4.800%, 04/15/2013	1,000,000	1,012,427

		2,533,167

Oil & Gas (3.27%)
BP Capital Markets PLC 4.000%, 04/29/2005	1,000,000	1,009,866
ChevronTexaco 3.500%, 09/17/2007	1,000,000	1,009,342
Southern California Gas 4.375%, 01/15/2011	1,000,000	1,010,119

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Oil & Gas (Cont.)
Conoco Funding Co. 6.350%, 10/15/2011	$1,000,000	$1,115,230
National Fuel Gas Co. 5.250%, 03/01/2013	1,000,000	1,024,118
Vectren Utility 5.250%, 08/01/2013	500,000	508,200

		5,676,875

Pharmaceuticals (0.57%)
GlaxoSmithKline 2.375%, 04/16/2007	1,000,000	983,080

Retailers (2.62%)
Wal-Mart Stores Inc. 5.450%, 08/01/2006	500,000	522,597
Safeway Inc. 4.125%, 11/01/2008	1,000,000	999,319
May Department Stores (a) 4.800%, 07/15/2009	1,000,000	1,019,444
CVS Corp. (a) 4.000%, 09/15/2009	1,000,000	1,000,423
Home Depot Inc. (a) 3.750%, 09/15/2009	1,000,000	995,966

		4,537,749

Telecom & Telecom Equipment (4.76%)
Vodafone Group PLC 7.625%, 02/15/2005	1,000,000	1,019,437
AT&T Corp. 7.000%, 05/15/2005	1,000,000	1,023,750
BellSouth Telecommunications Inc. 6.500%, 06/15/2005	1,000,000	1,028,038
Deutsche Telekom International Financial 8.250%, 06/15/2005	2,000,000	2,077,314
Cingular Wireless 5.625%, 12/15/2006	1,000,000	1,046,353
Verizon Wireless 5.375%, 12/15/2006	1,000,000	1,046,750
BellSouth Corp. 5.200%, 09/15/2014	1,000,000	1,009,324

		8,250,966

Utilities & Energy (5.42%)
Southwestern Electric Power 4.500%, 07/01/2005	1,000,000	1,012,764
Duke Energy Field Services 7.500%, 08/16/2005	500,000	519,553
Public Service Co. of Colorado 7.125%, 06/01/2006	2,000,000	2,131,430

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Virginia Electric & Power 5.375%, 02/01/2007	$1,000,000	$1,046,040
Georgia Power 4.875%, 07/15/2007	1,000,000	1,039,568
Pacificorp 4.300%, 09/15/2008	1,000,000	1,014,839
Commonwealth Edison 4.740%, 08/15/2010	1,000,000	1,032,208
Duke Energy Corp. 6.250%, 01/15/2012	500,000	544,399
Union Elec Co. 5.500%, 05/15/2014	1,000,000	1,055,779

		9,396,580

Total Corporate Bonds (cost $103,433,869)		107,634,279

Taxable Municipal Bonds (0.56%)
New Jersey State Turnpike Authority Transportation
2.840%, 01/01/2008	1,000,000	977,230

Total Taxable Municipal Bonds (cost $1,000,000)		977,230

Government Agency Securities (15.18%) (b)
Federal Home Loan Mortgage Corp.
3.250%, 11/15/2004	2,000,000	2,003,236
5.250%, 01/15/2006	5,000,000	5,173,115
5.125%, 10/15/2008	4,000,000	4,244,096
6.625%, 09/15/2009	2,000,000	2,256,028
4.500%, 07/15/2013	1,500,000	1,500,946
5.200%, 03/05/2019	2,000,000	1,962,324
Federal National Mortgage Association
5.250%, 06/15/2006	1,000,000	1,042,688
7.125%, 03/15/2007	2,000,000	2,193,798
6.625%, 10/15/2007	2,000,000	2,195,508
3.250%, 08/15/2008	1,500,000	1,487,444
6.625%, 09/15/2009	2,000,000	2,253,220

Total Government Agency Securities (cost $24,962,528)		26,312,403

U.S. Treasury Obligations (16.27%)
U.S. Treasury Notes
5.750%, 11/15/2005	3,200,000	3,323,501
7.000%, 07/15/2006	2,000,000	2,155,624
3.500%, 11/15/2006	5,000,000	5,087,695
6.625%, 05/15/2007	3,000,000	3,289,569
5.500%, 02/15/2008	2,000,000	2,160,156

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2004

(Unaudited)

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
5.625%, 05/15/2008	$2,000,000	$2,174,922
6.000%, 08/15/2009	3,000,000	3,353,673
6.500%, 02/15/2010	3,000,000	3,442,266
5.000%, 08/15/2011	3,000,000	3,224,181

Total U.S. Treasury Obligations (cost $27,713,166)		28,211,587

	Shares or principal amount	Value
Short-term Investments (6.71%)
Citicorp, 1.760%, 11/10/2004	5,000,000	$4,998,517
JPMorgan Treasury Plus Money Market Fund	6,631,201	6,631,201

Total Short-term Investments
(cost $11,629,718)		11,629,718

TOTAL INVESTMENTS (100.81%)
(cost $168,739,281)		174,765,217
LIABILITIES, NET OF OTHER ASSETS (-0.81%)		(1,397,694)

NET ASSETS (100.00%)		$173,367,523

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $3,015,833 or 1.74% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

September 30, 2004

(Unaudited)

	Shares or principal amount	Value
Short-term Investments (100.34%)

Agriculture, Foods, & Beverage (4.89%)
Coca-Cola 1.590%, 11/18/2004	$2,700,000	$2,694,928

Automotive (19.91%)
American Honda Finance Corp. 1.540%, 10/04/2004	2,785,000	2,784,643
FCAR Owner Trust Series I 1.580%, 10/07/2004	2,750,000	2,749,276
Toyota Motor Credit Corp. 1.660%, 10/13/2004	2,750,000	2,748,478
New Center Asset Trust 1.920%, 01/24/2005	2,700,000	2,683,440

		10,965,837

Chemicals (4.89%)
EI du Pont de Nemours and Co. 1.530%, 10/08/2004	2,700,000	2,693,796

Consumer & Marketing (4.89%)
Procter & Gamble Co. (a) 1.530%, 10/21/2004	2,700,000	2,692,177

Financial Services (24.71%)
Caterpillar Financial Services Corp. 1.740%, 10/22/2004	2,750,000	2,746,168
Household Finance Corp. 1.780%, 11/05/2004	2,750,000	2,741,979
Citicorp 1.760%, 11/10/2004	2,700,000	2,694,720
ChevronTexaco Funding Corp. 1.740%, 11/23/2004	2,700,000	2,693,084
General Electric Capital Corp. 1.930%, 01/25/2005	2,740,000	2,736,822

		13,612,773

Government Agency Securities (23.51%)
Federal National Mortgage Association
1.590%, 10/20/2004	3,000,000	2,997,467
1.600%, 10/29/2004	2,000,000	1,997,511
1.800%, 11/22/2004	2,000,000	1,994,800
1.920%, 01/28/2005	3,000,000	2,980,960
1.980%, 02/25/2005	3,000,000	2,975,745

		12,946,483

	Shares or principal amount	Value
Short-term Investments (Cont.)

Health Care (10.03%)
Abbott Laboratories (a) 1.560%, 11/02/2004	2,780,000	2,776,145
Pfizer Inc. 1.530%, 11/03/2004	2,750,000	2,746,168

		5,522,313

Regulated Investment Companies (2.61%)
JPMorgan Treasury Plus Money Market Fund	$1,436,581	$1,436,581

Telecom & Telecom Equipment (4.90%)
BellSouth Corp. 1.670%, 10/15/2004	2,700,000	2,697,678

Total Short-term Investments (cost $55,262,566)		55,262,566

TOTAL INVESTMENTS (100.34%) (cost $55,262,566)		55,262,566
OTHER ASSETS, NET OF LIABILITIES (-0.34%)		(184,518)

NET ASSETS (100.00%)		$55,078,048

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2004, the value of these securities amounted to $5,468,322 or 9.9% of net assets.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

1. Objective

State Farm Variable Product Trust (the “Trust”) has six separate investment portfolios (each a “Fund” and together, the “Funds”). Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions, and attendant risks.

The Large Cap Equity Index Fund (Large Cap Fund) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (Small Cap Fund) seeks to match the performance of the Russell 2000 Small Stock Index® (the “Russell 2000”)2. This Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (International Fund) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. This Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (Balanced Fund) seeks long-term growth of capital, balanced with current income. This Fund invests in the Large Cap and Bond Funds.

The Bond Fund (Bond Fund) seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. This Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund (Money Market Fund) seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Security valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the closing values of such securities on their respective exchanges where primarily traded. Long-term debt securities and U.S. Treasury bills are valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining

(1)	“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and 500 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Large Cap Equity Index Fund and the Balanced Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Funds. For more information regarding the S&P 500 Index, see the Trust’s Statement of Additional Information.
(2)	The Russell 2000® Small Stock Index is a trademark\Service mark, and Russell ™ is a trademark, of the Frank Russell Company. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by the Frank Russell Company, and the Frank Russell Company makes no representation regarding the advisability of investing in the Fund. For more information regarding the Russell 2000 Index, see the Trust’s Statement of Additional Information.
(3)	The EAFE® Free Index is the exclusive property of Morgan Stanley Capital International (“MSCI”). Morgan Stanley Capital International is a service mark of MSCI and has been licensed for use by the Trust. The International Equity Index Fund is not sponsored, endorsed, sold or promoted by MSCI. MSCI makes no representation or warranty regarding the advisability of investing in the Fund. For more information regarding the EAFE® Free Index, see the Trust’s Statement of Additional Information.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Any securities not valued as described above and for which market prices are not readily available are valued at a fair value as determined in good faith by the Trust’s investment adviser pursuant to procedures established by the Board of Trustees of the Trust.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. A Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of September 30, 2004.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of their taxable income, as well as any net realized gain on sales of investments reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

As of September 30, 2004, the Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

	Large Cap Fund	Small Cap Fund
Cost of Investments for Federal Tax Purposes	$486,084,064	212,539,016

Gross Unrealized Appreciation	53,015,599	47,201,784

Gross Unrealized (Depreciation)	(90,744,825)	(29,587,100)

Net Unrealized Appreciation (Depreciation)	(37,729,226)	17,614,684

	International Fund	Balanced Fund
Cost of Investments for Federal Tax Purposes	$226,546,690	82,456,647

Gross Unrealized Appreciation	32,169,941	729,491

Gross Unrealized (Depreciation)	(41,095,329)	(4,989,030)

Net Unrealized Appreciation (Depreciation)	(8,925,388)	(4,259,539)

	Bond Fund	Money Market Fund
Cost of Investments for Federal Tax Purposes	$168,739,281	55,262,566

Gross Unrealized Appreciation	6,385,572	—

Gross Unrealized (Depreciation)	(359,636)	—

Net Unrealized Appreciation (Depreciation)	6,025,936	—

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The International Fund has elected to mark-to-market its investments in Passive Foreign Investment Companies (“PFICs”) for federal income tax purposes. In accordance with this election, the International Fund recognized unrealized appreciation (depreciation) relating to PFIC transactions of $768,900 and ($46,883) during 2003 and 2002, respectively, which is treated as ordinary income (loss) for federal income taxes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2003, was $814,003.

Foreign currency translations

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The realized and unrealized gain or loss resulting from changes in foreign exchange rates is included with realized and unrealized gain or loss from investments for financial reporting purposes.

Financial instruments

The Large Cap, Small Cap, and International Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Fund may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap, Small Cap, and International Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

3. Futures and foreign currency contracts

The Large Cap, Small Cap and International Funds had the following open futures contracts at September 30, 2004:

Fund	Type	Number of contracts	Market Value	Position	Expiration month	Unrealized gain (loss)
Large Cap Fund	S&P 500 Index	108	$18,507,340	Long	December ’04	$(141,096)

Small Cap Fund	Russell 2000 Index	50	2,870,000	Long	December ’04	44,843

International Fund	Nikkei 300 IX	17	325,609	Long	December ’04	(11,877)

International Fund	DJ Euro Stoxx 50	15	509,158	Long	December ’04	(2,794)

International Fund	FTSE 100 IDX	5	416,558	Long	December ’04	(226)

The total notional value of the open positions at September 30, 2004, was $18,648,436, $2,825,157 and $1,266,222 in the Large Cap, Small Cap and International Funds, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date, concluded that the registrant’s disclosure controls and procedures were operating in an effective manner.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) during the registrant’s last fiscal quarter that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE FARM VARIABLE PRODUCT TRUST

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date 11/22/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr. President

Date 11/22/2004

By	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord Senior Vice President and Treasurer

Date 11/22/2004